The Glenmede Trust Company

The Glenmede Fund, Inc.

The Glenmede Portfolios

Annual Report

October 31, 1998

The performance for each of the portfolios shown on pages 3 to 14 represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank.

The yields of money market funds will fluctuate as market conditions change. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Unlike actual Fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

THE GLENMEDE FUND PRESIDENT'S LETTER

The Glenmede family of funds celebrated their 10th anniversary this year.

In 1988, four portfolios were created to more efficiently manage Glenmede's International Equity, Fixed Income and Cash products for their clients. Since then, Tax Managed Equity, Small Capitalization Equity, Emerging Markets and two Municipal portfolios have been added. Different portfolios and separate classes also have been created to meet the objectives of tax-exempt and taxable clients. In the next decade, Glenmede will continue to try to meet the challenge of tax efficient investing.

During the past year a Global Equity portfolio was added to the family. This fund combines the investment styles of the International Equity portfolio and the Tax Managed Equity portfolio. Specific country allocations are based on relative valuations of the country's equity markets.

In addition, two changes were made to existing funds. The name of the Equity fund was changed to Tax Managed Equity to reflect that it is managed to reduce the impact of taxes on shareholder returns. This does not represent a change in the investment style but is intended to more clearly reflect that this fund is appropriate for taxable investors. The Small Capitalization Equity Portfolio added an institutional class to reflect the diminished shareholder servicing required by larger shareholders and therefore, providing them the result of such lower expenses.

For the fiscal year ended October 31, 1998, The Glenmede Fund Inc. had twelve portfolios with total assets of $3.0 billion.

All of the Glenmede Funds are managed to provide potential maximum long-term total returns consistent with reasonable risk to principal for the asset category. Every effort is made to keep expenses at competitive levels. Glenmede uses a quantitative value style of investing for all of its products.

1998 was a very volatile year for the markets and a difficult year for value equity investors in Large Cap and Small Cap stocks. During the year most of the price performance of the S&P 500 was in the "mega-caps", which benefitted growth managers. In fixed income, there was a flight to quality after the global economic problems in the summer. This resulted in exceptional investment performance by US Treasuries and significant underperformance by Corporate and Mortgaged Backed securities.

We are pleased to provide you with the 1998 results of the Glenmede funds and thank our clients for their continued supported.

Sincerely,

 SIGNATURE

Mary Ann B. Wirts

President



November 15, 1998

THE GLENMEDE FUND, INC.

Government Cash Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 1998

Average Annual Total Return

                       IBC's U.S. Government and Agencies

                                            Government            Money Fund
                                          Cash Portfolio         Average(TM)(1)
                                          --------------         --------------
Year ended 10/31/98                            5.63%                 5.01%
Five Years ended 10/31/98                      5.25%                 4.68%
Inception (11/7/88) through 10/31/98           5.79%                 5.17%

                                              7-Day(2)              7-Day(2)
Government Cash Portfolio                      Yield            Effective Yield
-------------------------                     --------          ---------------
As of 10/31/98                                 5.08%                 5.21%

During the past fiscal year, the Government Cash Portfolio outperformed IBC's U.S. Government and Agencies Money Fund Average(TM) due to its use of overnight and term mortgage-backed security repurchase agreements. This strategy enhanced the yield while maintaining a high quality diversified portfolio of money market instruments.

Hypothetical Illustration of $10,000 Invested in
Government Cash Portfolio vs.
IBC's U.S. Government and Agencies Money Fund Average(TM)

11/7/88 through 10/31/98

Government Cash Portfolio

                Glenmede           IBC's U.S.
               Government          Government
                  Cash            and Agencies
               Portfolio       Money Fund Average
               ---------       ------------------
Nov. 1988        10000               10000
Oct. 1989        10927               10874
Oct. 1990        11846               11720
Oct. 1991        12627               12423
Oct. 1992        13156               12871
Oct. 1993        13575               13208
Oct. 1994        14091               13637
Oct. 1995        14918               14353
Oct. 1996        15733               15055
Oct. 1997        16603               15790
Oct. 1998        17537               16558

$17,537
$16,558

*    Assumes the reinvestment of all dividends.

1 IBC's U.S. Government and Agencies Money Fund Average(TM) is comprised of money market funds investing in U.S. treasury securities and government agency obligations. Funds included in this average must have at least $100,000 in total net assets.

2 "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized". The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 1998

Average Annual Total Return


                                                                IBC's U.S. General
                                   Tax-Exempt Cash Portfolio  Purpose Average(TM)(1)
                                   -------------------------  ----------------------
Year ended 10/31/98                         3.41%                      3.02%
Five Years ended 10/31/98                   3.30%                      2.92%
Inception (11/10/88) through 10/31/98       3.92%                      3.55%


                                           7-Day(2)                7-Day(2)
Tax-Exempt Cash Portfolio                   Yield               Effective Yield
-------------------------                  --------             ---------------
As of 10/31/98                              2.89%                    2.93%

The Tax-Exempt Cash Portfolio has outperformed IBC's General Purpose Average(TM) in all of the periods shown above. During the past fiscal year, the strategy of maintaining a shorter average maturity, which increases yield when rates rise or when there is a greater supply of short-term securities, combined with a low expense ratio has resulted in good relative performance.

Hypothetical Illustration of $10,000 Invested in
Tax-Exempt Cash Portfolio vs.
IBC's Stock Broker and General Purpose Tax-Free Average(TM)

11/10/88 through 10/31/98

Tax-Exempt Cash Portfolio

                       Glenmede         IBC's Stock Broker
                      Tax-Exempt        and General Purpose
                    Cash Portfolio       Tax-Free Average
                    --------------      -------------------
Nov. 1988               10000                 10000
Oct. 1989               10627                 10546
Oct. 1990               11249                 11127
Oct. 1991               11792                 11623
Oct. 1992               12183                 11953
Oct. 1993               12469                 12191
Oct. 1994               12776                 12452
Oct. 1995               13257                 12864
Oct. 1996               13710                 13254
Oct. 1997               14184                 13657
Oct. 1998               14667                 14154

$14,667
$14,154

*    Assumes the reinvestment of all dividends and distributions.

1 IBC's Stock Broker and General Purpose Tax-Free Average(TM) is comprised of money market funds investing in fixed-income securities issued by state and local government. Generally, interest payments on securities qualify for exemption from Federal income taxes. Funds may also own municipal securities subject to alternative minimum tax. Funds included in this average must have at least $100,000 in total net assets.

2 "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized". The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

PORTFOLIO HIGHLIGHTS
October 31, 1998
Average Annual Total Return

                                                                        Lehman
                                                     Merrill Lynch     Brothers          Lipper
                                                       1-10 Year       Aggregate      Intermediate
                                      Core Fixed      Government/        Bond        U.S. Government
                                   Income Portfolio  Treasury Index      Index         Fund Index*
                                   ----------------  --------------    ---------     ---------------
Year ended 10/31/98                         9.32%        9.81%            9.34%          8.91%
Five Years ended 10/31/98                   6.44%        6.48%            7.02%          5.94%
Inception (11/17/88) through 10/31/98       8.63%        8.39%            9.08%          6.71%

The Core Fixed Income Fund outperformed the Lipper Intermediate U.S. Government Fund Index and matched the return of the Lehman Brothers Aggregate Bond Index during fiscal year 1998. The portfolio's strong performance can be attributed to the investment manager's disciplined investment style. The fund is invested to seek total return consistent with reasonable risk and close-to-market interest rate risk.

Hypothetical Illustration of $10,000 Invested in
Core Fixed Income Portfolio vs.
Merrill Lynch 1-10 Year Government/Treasury Index, Lehman Brothers Aggregate Bond Index and Lipper Intermediate U.S. Government Fund Index* 11/17/88 through 10/31/98

                                                        Lehman
                                     Merrill Lynch      Brothers          Lipper
                                       1-10 Year       Aggregate      Intermediate
                      Core Fixed      Government/        Bond        U.S. Government
                   Income Portfolio  Treasury Index      Index         Fund Index*
                   ----------------  --------------    ---------     ---------------
Nov. 1988               10000            10000          10000             10000
Oct. 1989               11120            11132          11190             10000
Oct. 1990               12045            11990          11896             10515
Oct. 1991               13821            13572          13777             11937
Oct. 1992               15112            14914          15132             13006
Oct. 1993               16682            16290          16928             14306
Oct. 1994               16177            16017          16307             13746
Oct. 1995               18128            17923          18859             15485
Oct. 1996               19194            18916          19961             16236
Oct. 1997               20850            20304          21736             17472
Oct. 1998               22793            22292          23762             19092

$23,762

$22,793

$22,292

$19,092

*    Index commenced 12/31/89.

**   Assumes the reinvestment of all dividends and distributions.

Since 1997 we have compared the portfolios performance to the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate U.S. Government Fund Index because we believe they are more appropriate benchmarks to compare to the Portfolio than the Merrill Lynch 1-10 Year Government/Treasury Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of securities from the Lehman Brothers Government Corporate Bond, Mortgage-Backed Securities and Asset-Backed Securities Indexes. Total return consists of price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced by market capitalization each month. The Lipper Intermediate U.S. Government Fund Index is comprised of the 30 largest funds in the Lipper Intermediate U.S. Government Fund Average. The Average consists of funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities with dollar-weighted average maturities of 5 to 10 years. The Merrill Lynch 1-10 Year Government/Treasury Index is an unmanaged Index comprised of U.S. treasury and agency securities with a par amount outstanding of greater than or equal to $25 million, a maturity range of 1 through 9.99 years and fixed-rate coupon greater than 4 1/4%.

THE GLENMEDE FUND, INC.
Tax Managed Equity Portfolio
PORTFOLIO HIGHLIGHTS

October 31, 1998
Average Annual Total Return


                                                               Dow Jones       S&P 500       Lipper
                                             Tax Managed        Monthly         Stock        Growth
                                           Equity Portfolio    Reinvested       Index       Fund Index
                                           ----------------    ----------      -------      ----------
Year ended 10/31/98                              7.00%           17.52%         22.01%         13.88%
Five Years ended 10/31/98                       18.66%           21.21%         21.30%         16.69%
Inception (7/20/89) through 10/31/98            14.82%           17.04%         16.67%         14.38%

The Tax Managed Equity Portfolio trailed the S&P 500 Stock Index by a wide margin over the past year, as investors sought the perceived safety of the largest capitalization stocks with predictable earnings outlooks. In our view, these large stocks delivered performance that in many cases discount earnings growth far into the future, while a number of well-managed, less-recognizable companies trade at substantial discounts to their future growth potential. We believe that investors will eventually return to these under appreciated stocks, resulting in better relative performance for the Fund.

Hypothetical Illustration of $10,000 Invested in
Tax Managed Equity Portfolio vs. S&P 500 Stock Index,
Dow Jones Industrial Average and Lipper Growth Fund Index

7/20/89 through 10/31/98
Equity Portfolio

                     Glenmede        S&P 500       Dow Jones       Average
                      Equity          Stock        Industrial   Index: Lipper
                     Portfolio        Index         Average      Growth Fund
                     ---------       -------       ----------   -------------
July 1989              10000          10000          10000         10000
Oct. 1989              10127          10200          10424         10167
Oct. 1990               8978           9459           9962          8863
Oct. 1991              12103          12629          12952         12536
Oct. 1992              13146          13885          14036         13515
Oct. 1993              15329          15953          16482         16080
Oct. 1994              15514          16564          17987         16409
Oct. 1995              19203          20936          22479         20343
Oct. 1996              24705          25977          29167         23788
Oct. 1997              33696          34332          36687         30549
Oct. 1998              36054          41835          43084         34792


$43,084
$41,835
$36,054
$34,792

* Assumes the reinvestment of all dividends and distributions.

The S&P 500 Stock Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The-Counter market. The Dow Jones Industrial Average is an unmanaged price weighted average based on the "price only" performance of 30 blue chip stocks (the average is computed by adding the prices of the 30 stocks and dividing by a denominator which has been adjusted over the years for stock splits, stock dividends, and substitution of stock). The Lipper Growth Fund Index is comprised of the 30 largest funds in the Lipper Growth Fund Average. The Average consists of funds that normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes.

THE GLENMEDE FUND, INC.
Small Capitalization Equity Portfolio
PORTFOLIO HIGHLIGHTS

October 31, 1998
Average Annual Total Return


                                        Small           Russell        S&P 500     Lipper Small
                                   Capitalization        2000           Stock     Capitalization
                                   Equity Portfolio   Stock Index       Index       Fund Index
                                   ----------------   -----------      -------    --------------
Year ended 10/31/98                     -18.35%        -11.84%          22.01%        -13.64%
Five Years ended 10/31/98                11.27%          9.41%          21.30%          8.60%
Inception (3/1/91) through 10/31/98      13.34%         13.49%          18.13%         12.59%

During fiscal year 1998, small capitalization stocks significantly underperformed large capitalization stocks. The Small Capitalization Equity Portfolio returns were below the returns of the Russell 2000, the small capitalization stock index. Contributing to this underperformance were the strong performance of speculative growth stocks such as internet related companies over traditional value stocks. Value investing was out of favor in 1998 after outperforming growth for several years.

Hypothetical Illustration of $10,000 Invested in
Small Capitalization Equity Portfolio vs. S&P 500 Stock Index,
Russell 2000 Index and Lipper Small Capitalization Fund Index

3/1/91 through 10/31/98
Small Cap Equity Portfolio

                       Glenmede Small    Capitalization                        Lipper Small
                           Equity           S&P 500        Russell 2000     Capitalization Fund
                         Portfolio           Stock            Index               Index
                       --------------    ---------------   ------------     -------------------
March 1991                 10000             10000             10000              10000
Oct. 1991                  11184             10828             11696              11887
Oct. 1992                  11443             11906             12805              12679
Oct. 1993                  15318             13679             16954              16438
Oct. 1994                  15754             14203             16902              16766
Oct. 1995                  19086             17952             19999              20718
Oct. 1996                  22563             22275             23320              24259
Oct. 1997                  31993             29438             30161              28766
Oct. 1998                  26124             35872             26390              24829

$35,872
$26,390
$26,124
$24,82


* Assumes the reinvestment of all dividends and distributions.

The S&P 500 Stock Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The-Counter market. The Russell 2000 Index is an unmanaged capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies which are traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. The Lipper Small Capitalization Fund Index is comprised of the 30 largest funds in the Lipper Small Capitalization Fund Average. The Average consists of funds that invest primarily in companies with market capitalizations of less than $1 billion at the time of purchase.

                            ------------------------
                            THE GLENMEDED FUND, INC.
                            ------------------------
                           LARGE CAP VALUE PORTFOLIO
                              PORTFOLIO HIGHLIGHTS

                                October 31, 1998

----------------------------------------------------------------------------------------------
                          Average Annual Total Return
----------------------------------------------------------------------------------------------
                                                           Russell       S&P 500    Lipper
                                                             1000         Stock     Growth
Large Cap Value Portfolio                                Stock Index      Index    Fund Index
-------------------------                                -----------     -------   ----------
Year ended 10/31/98                          4.77%          19.71%        22.01%      13.88%

Five Years ended 10/31/98                   14.01%          20.50%        21.30%      16.69%

Inception (12/31/92) through 10/31/98       15.95%          19.28%        19.96%      16.34%
-----------------------------------------------------------------------------------------------

       The Large Cap Value Portfolio is driven by a proprietary ranking process that seeks value with positive catalysts to signal improvement in a company's prospects and change in investor expectations. The portfolio's price/earnings and price/book ratios trade at a significant discount to the S&P 500. During the past fiscal year, the Large Cap Value Portfolio has underperformed the S&P 500 due to narrow market participation and the outperformance of the "mega-caps". Prior to March 1996, the Portfolio was managed using a purely quantitative methodology.

                Hypothetical Illustration of $10,000 Invested in
               Large Cap Value Portfolio vs. S&P 500 Stock Index
                          and Lipper Growth Fund Index
                           12/31/92 through 10/31/98


                                   [GRAPHIC]

              In the printed version of the document, a line graph
                appears which depicts the following plot points:


Glenmede Large Cap Value Portfolio*
Index: S&P 500 Stock*
Index: Lipper Growth Fund*

Jan. 1993         $10,000    $10,000    $10,000
Oct. 1993         $12,305    $11,023    $11,173
Oct. 1994         $12,194    $11,445    $11,401
Oct. 1995         $14,145    $14,466    $14,134
Oct. 1996         $16,569    $17,949    $16,528
Oct. 1997         $22,625    $23,722    $21,225
Oct. 1998         $23,705    $28,906    $24,174

$28,906
$24,174
$23,705

         * Assumes the reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
The S&P 500 Stock Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The-Counter market. The Lipper Growth Fund Index is comprised of the 30 largest funds in the Lipper Growth Fund Average. The Average consists of funds that normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------

                            International Portfolio
                              PORTFOLIO HIGHLIGHTS

                                October 31, 1998

-------------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------------
                                                       Morgan Stanley      Lipper
                                                        EAFE-IX(R) ND  International
International Portfolio                                Weighted Index    Fund Index
-----------------------                                --------------  --------------
Year ended 10/31/98                       7.44%            9.65%            4.65%
Five Years ended 10/31/98                11.06%            6.81%            8.20%
Inception (11/17/88) through 10/31/98    11.19%            4.97%            8.72%
--------------------------------------------------------------------------------------

       Over the past 12 months, the fund has modestly lagged behind EAFE due to stock selection. During the past 10 years, Glenmede's relative performance versus EAFE has been due equally to favorable country and stock selection.

                Hypothetical Illustration of $10,000 Invested in
    International Portfolio vs. Morgan Stanley EAFE-IX(R) ND Weighted Index
                      and Lipper International Fund Index
                           11/17/88 through 10/31/98


                                   [GRAPHIC]

              In the printed version of the document, a line graph
               appears which depicits the following plot points:


Glenmede International Portfolio*
Index: Morgan Stanley EAFE IX(R) ND Weighted*
Index: Lipper International Fund*

Nov. 1988         $10,000    $10,000    $10,000
Oct. 1989         $11,207    $10,481    $11,281
Oct. 1990         $11,685     $9,138    $11,239
Oct. 1991         $13,101     $9,774    $12,180
Oct. 1992         $12,743     $8,482    $11,563
Oct. 1993         $17,007    $11,659    $15,502
Oct. 1994         $19,433    $12,836    $17,286
Oct. 1995         $20,254    $12,789    $17,205
Oct. 1996         $22,982    $14,129    $19,381
Oct. 1997         $26,739    $14,779    $21,968
Oct. 1998         $28,729    $16,205    $22,987

$28,729
$22,987
$16,205

* Assumes the reinvestment of all dividends and distributions excluding withholding taxes.

--------------------------------------------------------------------------------
The Morgan Stanley EAFE-IX(R) ND Weighted Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns for the countries of Australasia and New Zealand and countries in Europe and the Far East. The Lipper International Fund Index is comprised of the 30 largest funds in the Lipper International Fund Average. The Average consists of funds that invest in securities whose primary trading markets are outside of the United States.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------

                     Institutional International Portfolio
                              PORTFOLIO HIGHLIGHTS

                                October 31, 1998


--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
                                                 Morgan Stanley      Lipper
                                                  EAFE-IX(R) ND   International
Institutional International Portfolio             Weighted Index    Fund Index
-------------------------------------             --------------   ------------
Year ended 10/31/98                   7.26%           9.65%           4.65%
Five Years ended 10/31/98            10.17%           6.81%           8.20%
Inception (8/1/92) through 10/31/98  11.98%          10.68%          10.78%
--------------------------------------------------------------------------------

       Over the past 12 months, the fund has modestly lagged behind EAFE, due to stock selection. Since Inception, Glenmede's relative performance versus EAFE has been due equally to favorable country and stock selection.

                Hypothetical Illustration of $10,000 Invested in
     Institutional International Portfolio vs. Morgan Stanley EAFE-IX(R) ND
               Weighted Index and Lipper International Fund Index
                            8/1/92 through 10/31/98



                                   [GRAPHIC]

              In the printed version of the document, a line graph
               appears which depicits the following plot points:

Glenmede International Institutional Portfolio*
Index: Morgan Stanley EAFE-IX(R) ND Weighted*
Index: Lipper International Fund*

Aug. 1992         $10,000    $10,000    $10,000
Oct. 1992          $9,440     $9,871     $9,543
Oct. 1993         $12,493    $13,568    $12,793
Oct. 1994         $14,240    $14,937    $14,265
Oct. 1995         $14,294    $14,882    $14,198
Oct. 1996         $16,361    $16,440    $15,994
Oct. 1997         $18,903    $17,202    $18,129
Oct. 1998         $20,276    $18,861    $18,971

$20,276
$18,971
$18,861

* Assumes the reinvestment of all dividends and distributions excluding withholding taxes.

--------------------------------------------------------------------------------
The Morgan Stanley EAFE-IX(R) ND Weighted Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns for the countries of Australasia and New Zealand and countries in Europe and the Far East. The Lipper International Fund Index is comprised of the 30 largest funds in the Lipper International Fund Average. The Average consists of funds that invest in securities whose primary trading markets are outside of the United States.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------

                           Emerging Markets Portfolio
                              PORTFOLIO HIGHLIGHTS

                                October 31, 1998

---------------------------------------------------------------------------------------------------
                            Average Annual Total Return
---------------------------------------------------------------------------------------------------
                                                       IFC Index    Morgan Stanley  Lipper Emerging
                                                        Composite  Emerging Markets   Markets Fund
Emerging Markets Portfolio                              (Global)      Free Index         Index
--------------------------                              --------   ----=-----------   ------------
Year ended 10/31/98                       -35.14%        -29.36%       -30.99%           -33.17%
Inception (12/14/94) through 10/31/98     -10.92%        -12.87%       -12.90%           -11.53%
----------------------------------------------------------------------------------------------------

In an exceptionally tough year for emerging equity markets the Fund generated below average returns, although the long term relative performance remains creditable. The main reason for the underperformance was the Fund's early entry into the South East Asian markets towards the end of 1997 combined with an underweighting of the main Latin American markets. The manager's strict bottom-up valuation methodology was quick to highlight the enormous pricing differentials between regions but market timing could have been better. The fund managed to offset most of these negative effects with a strong performance in Europe, particularly in Greece and Turkey. In addition, after exceptionally strong contributions between 1995 and 1997, the Fund finally exited the Russian market in the second half of 1997, an auspiciously timed move which generated a significant relative performance contribution during the year. It is gratifying to see the long Asia short Latin America stance which the Fund has adopted gradually starting to generate some useful outperformance in the closing stages of 1998, a trend which we expect to continue into 1999.

                Hypothetical Illustration of $10,000 Invested in
         Emerging Markets Portfolio vs. Morgan Stanley Emerging Markets
        Free Index, IFC Composite and Lipper Emerging Markets Fund Index
                           12/14/94 through 10/31/98


                                   [GRAPHIC]

              In the printed version of the document, a line graph
               appears which depicits the following plot points:


Glenmede Emerging Markets Portfolio*
Index: Morgan Stanley Emerging Markets Free*
Index: IFC Composite*
Index: Lipper Emerging Markets Fund*

Dec. 1994         $10,000    $10,000    $10,000   $10,000
Apr. 1995         $10,300     $8,624     $8,592    $8,730
Oct. 1995          $9,829     $8,700     $8,511    $8,823
Oct. 1996          $9,735     $9,265     $9,123    $9,667
Oct. 1997          $9,833     $8,479     $8,296    $9,295
Oct. 1998          $6,385     $5,852     $5,859    $6,216

$6,385
$5,852
$5,859
$6,216

* Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
--------------------------------------------------------------------------------

The Morgan Stanley Emerging Markets Free Index is an unmanaged measure of the performance of the major emerging economies with sizable and active equity markets in Asia, Latin America, the Middle East, Africa and Europe. Only those countries open to non-local investors are included. The IFC Composite is an unmanaged measure of the performance of stock markets in countries with developing economies, especially those meeting World Bank classifications of low-income and middle-income, but may include high-income economies where the stock market is likely to be developing for some time. Markets are included in Latin America, East Asia and Europe/MidEast/Africa. The Lipper Emerging Markets Fund Index is comprised of the 30 largest funds in the Lipper Emerging Markets Fund Average. The Average consists of funds that seek long-term capital appreciation by investing at least 65% of their assets in emerging market equity securities. An emerging market is defined by a country's Gross National Product per capita or other economic measures.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------

                            Global Equity Portfolio
                              PORTFOLIO HIGHLIGHTS

                                October 31, 1998

----------------------------------------------------------------------------
                          Average Cumulative Total Return
----------------------------------------------------------------------------
                                                        MSCI         MSCI
                                                        EAFE      World IX
                                                      IX ND(R)    UK IX ND
Global Equity Portfolio                                 Index       Index
-----------------------                               --------    ---------
Inception (11/4/97) through 10/31/98      2.29%         10.77%       7.70%
---------------------------------------------------------------------------

       The Fund's performance has lagged the index for two reasons. First, the U.S. market, which has outperformed EAFE, was underweighted. Second, stock selection in Japan and the U.S. was behind the respective country indices.

    Hypothetical Illustration of $10,000 Invested in Global Equity Portfolio
              vs. Morgan Stanley EAFE-IX ND(R) Weighted Index and
                  Morgan Stanley World-IX ND(R) Weighted Index
                           Inception through 10/31/98


                                    [GRAPHIC]

              In the printed version of the document, a line graph
               appears which depicits the following plot points:


Glenmede Global Equity Portfolio*
Index: Morgan Stanley EAFE-IX ND(R) Weighted*
Index: Morgan Stanley World-IX ND(R) Weighted*

Nov. 1997     $10,000    $10,000    $10,000
Apr. 1998     $11,178    $11,663    $11,681
Oct. 1998     $10,229    $11,077    $10,770

$11,077
$10,770
$10,229

* Assumes the reinvestment of all dividends and distributions excluding withholding taxes.

--------------------------------------------------------------------------------
The Morgan Stanley EAFE-IX(R) ND Weighted Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East. The Morgan Stanley Capital International (MSCI) Index is an unmanaged capitalization weighted portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe, the Far East, and North America.

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------

                          Muni Intermediate Portfolio
                              PORTFOLIO HIGHLIGHTS

                                October 31, 1998

----------------------------------------------------------------------------------------------
                                 Average Annual Total Return
----------------------------------------------------------------------------------------------
                                                Lehman         Lehman      Lipper Intermediate
                                            Brothers Muni    Brothers Muni    Municipal Debt
Muni Intermediate Portfolio                  5-Year Index    7-Year Index       Fund Index
----------------------------                 ------------    ------------       ----------
Year ended 10/31/98                   5.77%      6.52%          7.39%             6.78%
Five Years ended 10/31/98             5.04%      5.37%          5.89%             5.23%
Inception (6/5/92) through 10/31/98   5.67%      6.27%          7.03%             6.33%
-----------------------------------------------------------------------------------------------

       The Municipal Intermediate Portfolio has underperformed the Lehman 5-Year Index this year. This is primarily because this fund is set up as a defensive portfolio seeking high current income and with short duration.

                 Hypothetical Illustration of $10,000 Invested
               in Muni Intermediate Portfolio vs. Lehman Brothers
              Municipal 5-Year Bond Index and Lipper Intermediate
                           Municipal Debt Fund Index
                            6/5/92 through 10/31/98


                                    [GRAPHIC]

              In the printed version of the document, a line graph
               appears which depicits the following plot points:


Glenmede Muni Intermediate Portfolio*
Index: Lipper Intermediate Municipal Debt Fund*
Index: Lehman Brothers Municipal 5-Year Bond*

June 1992         $10,000    $10,000    $10,000   $10,000
Oct. 1992         $10,074    $10,366    $10,287   $10,360
Oct. 1993         $11,137    $11,607    $11,484   $11,375
Oct. 1994         $10,788    $11,388    $11,194   $11,314
Oct. 1995         $12,057    $12,792    $12,419   $12,479
Oct. 1996         $12,621    $13,388    $12,951   $13,049
Oct. 1997         $13,465    $14,387    $13,801   $13,872
Oct. 1998         $14,241    $15,451    $14,814   $14,779

$14,814
$14,779
$14,241

* Assumes the reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
The Lehman Brothers Municipal 5-Year Bond Index are unmanaged total return performance benchmarks for the intermediate-term and short-intermediate, investment-grade tax-exempt bond markets, respectively. The Lipper Intermediate Municipal Debt Fund Index is comprised of the 30 largest funds in the Lipper Intermediate Municipal Debt Fund Average. The Average consists of funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years. In the future, we will compare the Portfolio's performance only to the Lehman Brothers Municipal 5-Year Bond Index and the Lipper Intermediate Municipal Debt Fund Index because we believe they are more appropriate benchmarks to compare to the Portfolio than the Lehman Brothers Municipal 7-Year Bond Index.

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------

                           New Jersey Muni Portfolio
                              PORTFOLIO HIGHLIGHTS

                                October 31, 1998

---------------------------------------------------------------------------------------------------
                                          Average Annual Total Return
---------------------------------------------------------------------------------------------------
                                                      Lehman         Lehman       Lipper New Jersey
                                                  Brothers Muni   Brothers Muni     Municipal Debt
New Jersey Portfolio                               5-Year Index   7-Year Index        Fund Index
----------------------                            -------------  --------------   -----------------
Year ended 10/31/98                     6.71%          6.52%          7.39%             7.44%
Inception (11/1/93) through 10/31/98    5.03%          5.43%          5.89%             5.47%
---------------------------------------------------------------------------------------------------

       The New Jersey Municipal Portfolio performed well this year versus the Lehman 5-Year Index. This is due to the fact that the portfolio has many non-callable, current coupon bonds which tend to rise quickly in price in a strong market.

                 Hypothetical Illustration of $10,000 Invested
                in New Jersey Muni Portfolio vs. Lehman Brothers
          Municipal 5-Year Bond Index and Lipper New Jersey Municipal
                                Debt Fund Index
                            11/1/93 through 10/31/98

                                    [GRAPHIC]

              In the printed version of the document, a line graph
               appears which depicits the following plot points:


Glenmede New Jersey Muni Portfolio*
Index: Lipper New Jersey Municipal Debt Fund*
Index: Lehman Brothers Municipal 5-Year Bond*

Nov. 1993         $10,000    $10,000    $10,000   $10,000
Oct. 1994          $9,488     $9,812     $9,484    $9,946
Oct. 1995         $10,744    $11,021    $10,745   $10,971
Oct. 1996         $11,200    $11,535    $11,245   $11,471
Oct. 1997         $11,973    $12,395    $12,080   $12,195
Oct. 1998         $12,777    $13,312    $13,050   $13,024

$13,312
$13,050
$13,024

* Assumes the reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
The Lehman Brothers Municipal 5-Year Bond Index are unmanaged total return performance benchmarks for the intermediate-term and short-intermediate, investment-grade tax-exempt bond markets, respectively. The Lipper New Jersey Municipal Debt Fund Index consists of the 10 largest funds in the Lipper New Jersey Municipal Debt Fund Average. The Average consists of funds that invest only in securities that are exempt from taxation in New Jersey or cities in New Jersey.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------

                            STATEMENTS OF OPERATIONS
                      For the year ended October 31, 1998

                                                                              Tax-            Core
                                                          Government         Exempt          Fixed
                                                             Cash             Cash           Income
                                                          Portfolio         Portfolio       Portfolio
                                                         -----------       -----------     -----------
Investment income:
  Dividends (net of foreign withholding taxes)(1)        $        --       $        --     $        --
  Interest                                                26,039,696        10,251,765      19,766,184
  Other income(2)                                                 --                --           7,251
                                                         -----------       -----------     -----------
    Total investment income                               26,039,696        10,251,765      19,773,435
                                                         -----------       -----------     -----------
Expenses:
  Investment advisory fee                                         --                --              --
  Administration fee                                         172,208           109,335          93,997
  Shareholder servicing fee                                  232,765           147,783         130,578
  Custodian fee                                               27,835            12,259          16,268
  Directors' fees and expenses                                 8,914             4,109           6,249
  State franchise taxes                                       37,827            19,317          20,002
  Registration and filing fees                                    --            29,914           6,977
  Interest expense                                                --                --       2,283,843
  Pricing fees                                                 3,835            25,765           4,536
  Other expenses                                              17,224            26,526          18,269
                                                         -----------       -----------     -----------
    Total expenses                                           500,608           375,008       2,580,719
                                                         -----------       -----------     -----------
  Net investment income                                   25,539,088         9,876,757      17,192,716
                                                         -----------       -----------     -----------

Realized and unrealized gain/(loss):
  Net realized gain/(loss) on:
    Securities transactions                                       --            (7,168)      2,139,605
    Foreign currency transactions                                 --                --              --
                                                         -----------       -----------     -----------
    Net realized gain/(loss)                                      --            (7,168)      2,139,605
                                                         -----------       -----------     -----------
  Net change unrealized appreciation/
    depreciation of:
    Securities                                                    --                --       3,989,062
    Foreign currency translation                                  --                --              --
                                                         -----------       -----------     -----------
    Net unrealized appreciation/depreciation                      --                --       3,989,062
                                                         -----------       -----------     -----------
Net realized and unrealized gain/(loss)                           --            (7,168)      6,128,667
                                                         -----------       -----------     -----------
Net increase/(decrease) in net assets
  resulting from operations                              $25,539,088       $ 9,869,589     $23,321,383
                                                         ===========       ===========     ===========

(1) The Tax Managed Equity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio and Global Equity Portfolio had foreign dividend withholding taxes of $7,384, $3,879,248 $306,586, $158,541, and $58,099 respectively.
(2) Income from security lending.


                       See Notes to Financial Statements.

                                               Tax         Small
                                             Managed  Capitalization   Large Cap               Institutional  Emerging    Global
                                             Equity       Equity         Value   International International   Markets    Equity
                                            Portfolio    Portfolio     Portfolio   Portfolio     Portfolio    Portfolio  Portfolio
                                           ---------- ------------   ----------   -----------  ----------- ------------  --------
Investment income:
  Dividends (net of foreign withholding
    taxes)(1)                              $2,625,466   $7,458,458   $1,305,343   $25,848,410   $2,015,987   $1,576,712  $537,144
  Interest                                    253,946      245,005       74,254     2,378,418      303,181       34,274    57,570
  Other income(2)                              23,843       97,880        8,925       473,218       33,549           --       482
                                           ---------- ------------   ----------   -----------  ----------- ------------  --------
  Total investment income                   2,903,255    7,801,343    1,388,522    28,700,046    2,352,717    1,610,986   595,196
                                           ---------- ------------   ----------   -----------  ----------- ------------  --------
Expenses:
  Investment advisory fee                          --    1,965,405           --            --      718,993      951,111   178,727
  Administration fee                           58,477      171,862       27,783       430,419       36,343       28,180     9,297
  Shareholder servicing fee                    79,117      865,621       37,371       621,378        5,626        6,490     9,322
  Custodian fee                                10,385       27,163        4,683       203,664       14,608      381,986     2,975
  Directors' fees and expenses                  3,456        8,379        1,390        14,768        1,720        2,548       555
  State franchise taxes                         9,033       28,200        5,400       110,460        8,191        8,166     1,732
  Registration and filing fees                 12,315       28,375        3,148        51,693       31,189        2,011     9,626
  Interest expense                                 --           --           --            --           --           --        --
  Pricing fees                                     --           --           --            --        8,407       10,875     3,147
  Other expenses                               21,212      127,981       11,677        60,536        9,461       18,641    12,203
                                           ---------- ------------   ----------   -----------  ----------- ------------  --------
    Total expenses                            193,995    3,222,986       91,452     1,492,918      834,538    1,410,008   227,584
                                           ---------- ------------   ----------   -----------  ----------- ------------  --------
  Net investment income                     2,709,260    4,578,357    1,297,070    27,207,128    1,518,179      200,978   367,612
                                           ---------- ------------   ----------   -----------  ----------- ------------  --------
Realized and unrealized gain/(loss):
  Net realized gain/(loss) on:
    Securities transactions                 3,253,783    2,460,188    8,925,375   (21,332,558)  (1,822,717) (32,861,279) (407,213)
    Foreign currency transactions                  --           --           --       987,491       58,237     (549,596)  (21,800)
                                           ---------- ------------   ----------   -----------  ----------- ------------  --------
    Net realized gain/(loss)                3,253,783    2,460,188    8,925,375   (20,345,067)  (1,764,480) (33,410,875) (429,013)
                                           ---------- ------------   ----------   -----------  ----------- ------------  --------
  Net change unrealized appreciation/
    depreciation of:
    Securities                              3,805,619  (88,260,179)  (6,891,265)   71,680,523    5,361,413      940,185   657,936
    Foreign currency translation                   --           --           --        32,072        3,986     (113,826)    1,614
                                           ---------- ------------   ----------   -----------  ----------- ------------  --------
    Net unrealized
      appreciation/depreciation             3,805,619  (88,260,179)  (6,891,265)   71,712,595    5,365,399      826,359   659,550
                                           ---------- ------------   ----------   -----------  ----------- ------------  --------
Net realized and unrealized gain/(loss)     7,059,402  (85,799,991)   2,034,110    51,367,528    3,600,919  (32,584,516)  230,537
                                           ---------- ------------   ----------   -----------  ----------- ------------  --------
Net increase/(decrease) in net assets
  resulting from operations                $9,768,662 $(81,221,634)  $3,331,180   $78,574,656  $ 5,119,098 $(32,383,538) $598,149
                                           ========== ============   ==========   ===========  =========== ============  ========


                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                      For the year ended October 31, 1998


                                                                    Tax-              Core
                                                 Government         Exempt            Fixed
                                                    Cash             Cash             Income
                                                  Portfolio        Portfolio         Portfolio
                                                ------------     ------------      ------------
Net investment income                           $ 25,539,088     $  9,876,757      $ 17,192,716
Net realized gain/(loss) on:
  Securities transactions                                 --           (7,168)        2,139,605
  Foreign currency transactions                           --               --                --
Net change in unrealized appreciation/
 depreciation of:
  Securities                                              --               --         3,989,062
  Foreign currency translation                            --               --                --
                                                ------------     ------------      ------------
Net increase/(decrease) in net assets resulting
  from operations                                 25,539,088        9,869,589        23,321,383
Distributions to shareholders from:
  Net investment income                          (25,539,088)      (9,876,757)      (17,307,852)
  Net realized gain on investments                        --               --                --
Net increase/(decrease) in net assets from
  capital share transactions                     (20,872,453)      94,981,854       (13,760,110)
                                                ------------     ------------      ------------
Net increase/(decrease) in net assets            (20,872,453)      94,974,686        (7,746,579)
NET ASSETS:
Beginning of year                                451,037,538      280,949,737       266,732,763
                                                ------------     ------------      ------------
End of year                                     $430,165,085     $375,924,423      $258,986,184
                                                ============     ============      ============

-----------------------------------------------------------------------------------------------

                      For the year ended October 31, 1997

                                                                     Tax-             Core
                                                 Government         Exempt            Fixed
                                                    Cash             Cash             Income
                                                  Portfolio        Portfolio         Portfolio
                                                ------------     ------------      ------------
Net investment income                           $ 25,219,397     $  8,878,271      $ 17,326,169
Net realized gain/(loss) on:
  Securities transactions                             (7,815)              --         2,260,378
  Foreign currency transactions                           --               --                --
Net change in unrealized appreciation/
  depreciation of:
  Securities                                              --               --         1,480,988
  Foreign currency translation                            --               --                --
                                                ------------     ------------      ------------
Net increase/(decrease) in net assets resulting
  from operations                                 25,211,582        8,878,271        21,067,535
Distributions to shareholders:
  From net investment income                     (25,219,397)      (8,878,271)      (17,221,980)
  From net realized gain on investments                   --               --                --
  In excess of net investment income                      --               --                --
Net increase/(decrease) in net assets from
  capital share transactions                      (1,349,184)      55,950,635         3,384,486
                                                ------------     ------------      ------------
Net increase/(decrease) in net assets             (1,356,999)      55,950,635         7,230,041
NET ASSETS:
Beginning of year                                452,394,537      224,999,102       259,502,722
                                                ------------     ------------      ------------
End of year                                     $451,037,538     $280,949,737      $266,732,763
                                                ============     ============      ============


                       See Notes to Financial Statements.

                                         Tax           Small
                                       Managed    Capitalization  Large Cap                  Institutional   Emerging      Global
                                       Equity         Equity        Value      International International    Markets      Equity
                                      Portfolio      Portfolio    Portfolio     Portfolio      Portfolio     Portfolio    Portfolio
                                    ------------   ------------  ----------- --------------    ----------  -----------  -----------
Net investment income               $  2,709,260   $  4,578,357  $ 1,297,070  $  27,207,128   $ 1,518,179  $   200,978  $   367,612

Net realized gain/(loss) on:
  Securities transactions              3,253,783      2,460,188    8,925,375    (21,332,558)   (1,822,717) (32,861,279)    (407,213)
  Foreign currency transactions               --             --           --        987,491        58,237     (549,596)     (21,800)
Net change in unrealized
  appreciation/depreciation of:
  Securities                           3,805,619    (88,260,179)  (6,891,265)    71,680,523     5,361,413      940,185      657,936
  Foreign currency translation                --             --           --         32,072         3,986     (113,826)       1,614
                                    ------------   ------------  ----------- --------------    ----------  -----------  -----------
Net increase/(decrease) in net
  assets resulting from operations     9,768,662    (81,221,634)   3,331,180     78,574,656     5,119,098  (32,383,538)     598,149
Distributions to shareholders from:
  Net investment income               (2,647,424)    (4,508,564)  (1,322,089)   (29,290,284)   (1,718,496)          --     (287,500)
  Net realized gain on investments    (3,246,929)    (2,643,414)  (9,224,403)   (11,518,026)     (943,135)          --     (175,000)
Net increase/(decrease) in net
  assets from capital share
  transactions                         8,231,775     (6,892,431)   2,658,292     46,323,409    14,611,047   (6,839,917)  25,175,000
                                    ------------   ------------  ----------- --------------    ----------  -----------  -----------
Net increase/(decrease) in net
  assets                              12,106,084    (95,266,043)  (4,557,020)    84,089,755    17,068,514  (39,223,455)  25,310,649
NET ASSETS:
Beginning of year                    140,494,554    434,656,049   71,177,359  1,051,102,050    81,658,594   95,012,058           --
                                    ------------   ------------  ----------- --------------    ----------  -----------  -----------
End of year                         $152,600,638   $339,390,006  $66,620,339 $1,135,191,805   $98,727,108  $55,788,603  $25,310,649
                                    ============   ============  =========== ==============   ===========  ===========  ===========

-----------------------------------------------------------------------------------------------------------------------------------

                      For the year ended October 31, 1997

                                                           Small
                                                       Capitalization      Large Cap                   Institutional      Emerging
                                         Equity            Equity            Value      International  International       Markets
                                        Portfolio         Portfolio        Portfolio      Portfolio      Portfolio        Portfolio
                                      ------------      ------------     -----------   --------------   -----------     -----------
Net investment income                 $  2,279,789      $  7,568,820     $ 1,372,805   $   24,876,243   $ 1,458,343     $   312,101
Net realized gain/(loss) on:
  Securities transactions               14,776,696        66,336,844      11,569,530       39,575,586     3,099,441       5,969,186
  Foreign currency transactions                 --                --              --       (1,313,479)      (76,211)       (347,790)
Net change in unrealized appreciation/
  depreciation of:
  Securities                            19,009,171        55,995,170       6,599,382       63,720,908     5,329,295      (6,445,695)
  Foreign currency translation                  --                --              --           50,719         8,486          46,409
                                      ------------      ------------     -----------   --------------   -----------     -----------

Net increase/(decrease) in net assets
  resulting from operations             36,065,656       129,900,834      19,541,717      126,909,977     9,819,354        (465,789)

Distributions to shareholders:
From net investment income              (2,304,679)       (7,291,159)     (1,367,809)     (22,423,961)   (1,188,327)       (238,483)
From net realized gain on investments  (14,776,695)      (66,437,876)    (10,947,814)     (39,511,477)   (3,055,675)     (5,576,979)
In excess of net investment income              --                --              --       (4,393,736)     (465,613)
Net increase/(decrease) in net assets
  from capital share transactions       27,325,398        70,068,841      13,820,313      347,062,599    18,158,706      14,908,795
                                      ------------      ------------     -----------   --------------   -----------     -----------
Net increase/(decrease) in net assets   46,309,680       126,240,639      21,046,407      407,643,402    23,268,445       8,627,544
NET ASSETS:
Beginning of year                       94,184,874       308,415,410      50,130,952      643,458,648    58,390,149      86,384,514
                                      ------------      ------------     -----------   --------------   -----------     -----------
End of year                           $140,494,554      $434,656,049     $71,177,359   $1,051,102,050   $81,658,594     $95,012,058
                                      ============      ============     ===========   ==============   ===========     ===========


                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------

                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout each year


                                         Government Cash Portfolio
                               -----------------------------------------------
                                            Year Ended October 31,
                               -----------------------------------------------

                                  1998       1997     1996     1995      1994
                               --------  --------  -------- --------  --------
Net asset value, beginning
  of year                      $   1.00  $   1.00  $   1.00 $   1.00  $   1.00
                               --------  --------  -------- --------  --------
Net investment income             0.051     0.054     0.053    0.059     0.038
Distributions from net
  investment income              (0.051)   (0.054)  ( 0.053)  (0.059)   (0.038)
                               --------  --------  -------- --------  --------
Net asset value, end
  of year                        $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00
                               ========  ========  ======== ========  ========
Total Return(1)                    5.63%     5.53%     5.46%    5.87%     3.78%
                               ========  ========  ======== ========  ========
Ratios to average net
  assets/Supplemental data:
Net assets, end of year
  (in 000's)                   $430,165  $451,038  $452,395 $408,605  $353,405
Ratio of operating expenses to
  average net assets               0.11%     0.13%     0.16%    0.15%    0.11%

Ratio of net investment income to
  average net assets               5.41%     5.39%     5.32%    5.71%    3.82%

--------------
(1) Total return represents aggregate total return for the period indicated.




                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------

                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout each year

                                       Tax-Exempt Cash Portfolio
                               -----------------------------------------------
                                          Year Ended October 31,
                               -----------------------------------------------
                                 1998      1997      1996     1995      1994
                               --------  --------  -------- --------  --------
Net asset value, beginning
  of year                      $   1.00  $   1.00  $   1.00 $   1.00  $   1.00
                               --------  --------  -------- --------  --------
Net investment income             0.034     0.034     0.034    0.038     0.025
Distributions from net
  investment income              (0.034)   (0.034)   (0.034)  (0.038)   (0.025)
                               --------  --------  -------- --------  --------
Net asset value, end
  of year                      $   1.00  $   1.00  $   1.00 $   1.00  $   1.00
                               ========  ========  ======== ========  ========
Total Return(1)                    3.41%     3.46%     3.42%    3.76%     2.48%
                               ========  ========  ======== ========  ========
Ratios to average net
  assets/Supplemental data:
Net assets, end of year
  (in 000's)                   $375,924  $280,950  $224,999 $222,808  $222,985
Ratio of operating expenses
  to average net assets            0.13%     0.14%     0.15%    0.15%     0.13%
Ratio of net investment income
  to average net assets            3.37%     3.40%     3.36%    3.69%     2.52%

-----------------
(1) Total return represents aggregate total return for the period indicated.




                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------

                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout each year

                                        Core Fixed Income Portfolio
                               -----------------------------------------------
                                           Year Ended October 31,
                               -----------------------------------------------
                                 1998      1997      1996     1995      1994
                               --------  --------  -------- --------  --------
Net asset value, beginning
  of year                      $  10.46  $  10.29  $  10.36 $   9.89  $  10.84
                               --------  --------  -------- --------  --------
Income from investment
  operations:
Net investment income              0.64      0.68      0.66     0.69      0.64
Net realized and unrealized
  gain/(loss) on investment        0.24      0.17     (0.08)    0.46     (0.96)
                               --------  --------  -------- --------  --------
Total from investment
  operations                       0.88      0.85      0.58     1.15     (0.32)
                               --------  --------  -------- --------  --------
Less Distributions from:
Net investment income             (0.64)    (0.68)    (0.65)   (0.68)    (0.63)
Net realized capital gains           --        --        --       --        --
                               --------  --------  -------- --------  --------
Total distributions               (0.64)    (0.68)    (0.65)   (0.68)    (0.63)
                               --------  --------  -------- --------  --------
Net asset value, end of year   $  10.70  $  10.46  $  10.29 $  10.36  $   9.89
                               ========  ========  ======== ========  ========
Total Return(1)                    9.32%     8.63%     5.88%   12.06%    (3.03)%
                               ========  ========  ======== ========  ========
Ratios to average net
  assets/Supplemental data:
Net assets, end of year
  (in 000's)                   $258,986  $266,733  $259,503 $342,874  $333,797

Ratio of operating expenses to
  average net assets               0.11%     0.13%     0.16%    0.11%     0.12%
Ratio of gross expenses to
  average net assets               0.99%(2)  0.43%(2)  0.16%    0.11%     0.14%(2)
Ratio of net investment income to
  average net assets               6.58%     6.67%     6.37%    6.67%     6.06%
Portfolio turnover rate              93%      307%       47%     228%      165%

---------------
(1) Total return represents aggregate total return for the period indicated.
(2) The annualized gross expense ratio includes interest expense. The ratios excluding interest expense for the years ended October 31, 1998, October 31, 1997, October 31, 1994 were 0.11%, 0.13% and 0.12%, respectively.

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------

                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout each year


                                          Tax Managed Equity Portfolio
                               -----------------------------------------------
                                             Year Ended October 31,
                               -----------------------------------------------
                                 1998      1997       1996    1995       1994
                               --------  --------   -------  -------   -------
Net asset value, beginning
  of year                      $  20.11  $  16.79   $ 14.67  $ 12.56   $ 13.23
                               --------  --------   -------  -------   -------
Income from investment
  operations:
Net investment income              0.37      0.28      0.41     0.32      0.31
Net realized and unrealized
  gain/(loss) on investments       1.02      5.69      3.73     2.64     (0.17)
                               --------  --------   -------  -------   -------
Total from investment
  operations                       1.39      5.97      4.14     2.96      0.14
                               --------  --------   -------  -------   -------
Less Distributions from:
Net investment income             (0.36)    (0.28)    (0.40)   (0.33)    (0.29)
Net realized capital gains        (0.45)    (2.37)    (1.62)   (0.52)    (0.52)
                               --------  --------   -------  -------   -------
Total distributions               (0.81)    (2.65)    (2.02)   (0.85)    (0.81)
                               --------  --------   -------  -------   -------
Net asset value, end of year   $  20.69  $  20.11   $ 16.79  $ 14.67   $ 12.56
                               ========  ========   =======  =======   =======
Total Return(1)                    7.00%    36.39%    28.65%   23.78%     1.21%
                               ========  ========   =======  =======   =======
Ratios to average net
  assets/Supplemental data:
Net assets, end of year
  (in 000's)                   $152,601  $140,495   $94,185  $80,157   $64,046
Ratio of operating expenses to
  average net assets               0.12%     0.13%     0.17%    0.14%     0.16%

Ratio of net investment income
  to average net assets            1.71%     1.91%     2.26%    2.32%     2.40%
Portfolio turnover rate              52%       26%       36%      70%      109%

----------------
(1) Total return represents aggregate total return for the period indicated.



                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                              FINANCIAL HIGHLIGHTS

                  For a share outstanding throughout each year



                                                      Small Capitalization Equity Portfolio Advisor Class
                                                    --------------------------------------------------------
                                                                     Year Ended October 31,
                                                    --------------------------------------------------------
                                                      1998        1997        1996        1995        1994
                                                    --------    --------    --------    --------    --------
Net asset value, beginning of year                  $  19.06    $  16.12    $  14.98    $  13.95    $  13.97
                                                    --------    --------    --------    --------    --------
Income from investment operations:
Net investment income                                   0.19        0.38        0.33        0.28        0.16
Net realized and unrealized gain/(loss)
  on investment                                        (3.66)       6.32        2.38        2.69        0.23
                                                    --------    --------    --------    --------    --------
Total from investment operations                       (3.47)       6.70        2.71        2.97        0.39
                                                    --------    --------    --------    --------    --------
Less Distributions from:
Net investment income                                  (0.19)      (0.37)      (0.33)      (0.26)      (0.15)
Net realized capital gains                             (0.12)      (3.39)      (1.24)      (1.68)      (0.26)
                                                    --------    --------    --------    --------    --------
Total distributions                                    (0.31)      (3.76)      (1.57)      (1.94)      (0.41)
                                                    --------    --------    --------    --------    --------
Net asset value, end of year                        $  15.28    $  19.06    $  16.12    $  14.98    $  13.95
                                                    ========    ========    ========    ========    ========
Total Return(1)                                       (18.35)%     41.80%      18.22%      21.15%       2.85%
                                                    ========    ========    ========    ========    ========
Ratios to average net assets/Supplemental data:
Net assets, end of year (in 000's)                  $307,596    $434,656    $308,415    $170,969    $109,872
Ratio of operating expenses to
  average net assets                                    0.76%       0.12%       0.17%       0.14%       0.14%
Ratio of net investment income to
  average net assets                                    1.07%       2.00%       2.15%       1.92%       1.18%
Portfolio turnover rate                                   42%          59%        37%         57%         31%

----------
(1)  Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                              FINANCIAL HIGHLIGHTS

                 For a share outstanding throughout each period

                                                 Small Capitalization Portfolio
                                                      Institutional Shares
                                                 ------------------------------
                                                         For the Period
                                                        January 2, 1998*
                                                    through October 31, 1998
                                                 ------------------------------
Net asset value, beginning of period                        $ 19.33
                                                            -------
Income from investment operations:
Net investment income                                          0.15
Net realized and unrealized loss on investment                (3.94)
                                                            -------
Total from investment operations                              (3.79)
                                                            -------
Less Distributions from:
Net investment income                                         (0.13)
Net realized capital gains                                    (0.12)
                                                            -------
Total distributions                                           (0.25)
                                                            -------
Net asset value, end of period                              $ 15.29
                                                            =======
Total Return(1)                                              (19.69)%
                                                            =======
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)                        $31,794
Ratio of operating expenses to average net assets              0.69%**
Ratio of net investment income to
  average net assets                                           1.07%**
Portfolio turnover rate                                          42%

----------

(1)  Total return represents aggregate total return for the period indicated.
 *   Commencement of operations.
**   Annualized.

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------

                              FINANCIAL HIGHLIGHTS

                  For a share outstanding throughout each year


                                                             Large Cap Value Portfolio
                                              -------------------------------------------------------
                                                               Year Ended October 31,
                                              -------------------------------------------------------
                                                1998        1997        1996        1995        1994
                                              -------     -------     -------     -------     -------
Net asset value, beginning  of year           $ 13.29     $ 11.68     $ 10.34     $ 10.62     $ 10.92
                                              -------     -------     -------     -------     -------
Income from investment operations:
Net investment income                            0.24        0.29        0.26        0.32        0.21
Net realized and unrealized
  gain/(loss) on investment                      0.35        3.95        1.49        1.38       (0.31)
                                              -------     -------     -------     -------     -------
Total from investment operations                 0.59        4.24        1.75        1.70       (0.10)
                                              -------     -------     -------     -------     -------
Less Distributions from:
Net investment income                           (0.25)      (0.29)      (0.27)      (0.31)      (0.20)
Net realized capital gains                      (1.86)      (2.34)      (0.14)      (1.67)         --
                                              -------     -------     -------     -------     -------
Total distributions                             (2.11)      (2.63)      (0.41)      (1.98)      (0.20)
                                              -------     -------     -------     -------     -------
Net asset value, end of year                  $ 11.77     $ 13.29     $ 11.68     $ 10.34     $ 10.62
                                              =======     =======     =======     =======     =======
Total Return(1)                                  4.77%      36.55%      17.13%      16.01%      (0.91)%
                                              =======     =======     =======     =======     =======
Ratios to average net
  assets/Supplemental data:
Net assets, end of year (in 000's)            $66,620     $71,177     $50,131     $15,981     $20,654
Ratio of operating expenses to
  average net assets                             0.12%       0.13%       0.15%       0.20%      0.24%
Ratio of net investment income to
  average net assets                             1.74%       2.10%       2.62%       2.80%      2.04%
Portfolio turnover rate                           132%        109%        104%        227%       287%

----------
(1)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                              FINANCIAL HIGHLIGHTS

                  For a share outstanding throughout each year


                                                               International Portfolio
                                           ------------------------------------------------------------
                                                                Year Ended October 31,
                                           ------------------------------------------------------------
                                              1998          1997         1996        1995        1994
                                           ----------    ----------    --------    --------    --------
Net asset value, beginning of year         $    15.11    $    13.87    $  12.70    $  13.04    $  12.69
                                           ----------    ----------    --------    --------    --------
Income from investment operations:
Net investment income                            0.37          0.39        0.40        0.32        0.27
Net realized and unrealized
  gain on investment                             0.74          1.89        1.29        0.23        1.50
                                           ----------    ----------    --------    --------    --------
Total from investment operations                 1.11          2.28        1.69        0.55        1.77
                                           ----------    ----------    --------    --------    --------
Less Distributions from:
Net investment income                           (0.40)        (0.35)      (0.43)      (0.32)      (0.25)
Net realized capital gains                      (0.16)        (0.62)      (0.04)      (0.57)      (1.16)
In excess of net realized gains                    --            --       (0.05)         --       (0.01)
In excess of net investment income                 --         (0.07)         --          --          --
                                           ----------    ----------    --------    --------    --------
Total distributions                             (0.56)        (1.04)      (0.52)      (0.89)      (1.42)
                                           ----------    ----------    --------    --------    --------
Net asset value, end of year               $    15.66    $    15.11    $  13.87    $  12.70    $  13.04
                                           ==========    ==========    ========    ========    ========
Total Return(1)                                  7.44%        16.35%      13.47%       4.23%      14.26%
                                           ==========    ==========    ========    ========    ========
Ratios to average net
  assets/Supplemental data:
Net assets, end of year (in 000's)         $1,135,192    $1,051,102    $643,459    $343,209    $292,513
                                           ==========    ==========    ========    ========    ========
Ratio of operating expenses to
  average net assets                             0.13%         0.14%       0.18%       0.18%       0.16%
Ratio of net investment income to
  average net assets                             2.32%         2.77%       3.05%       2.61%       2.11%
Portfolio turnover rate                            19%           15%          6%         24%         39%

----------
(1)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------

                              FINANCIAL HIGHLIGHTS

                  For a share outstanding throughout each year


                                                      Institutional International Portfolio
                                              ---------------------------------------------------------
                                                               Year Ended October 31,
                                              ---------------------------------------------------------
                                              1998          1997         1996        1995        1994
                                              -------       -------     -------     -------     -------
Net asset value, beginning of year            $ 14.89       $ 13.67     $ 12.34     $ 12.63     $ 12.00
                                              -------       -------     -------     -------     -------
Income from investment operations:
Net investment income                            0.26          0.27        0.28        0.19        0.16
Net realized and unrealized
  gain/(loss) on investment                      0.81          1.86        1.50       (0.13)       1.49
                                              -------       -------     -------     -------     -------
Total from investment operations                 1.07          2.13        1.78        0.06        1.65
                                              -------       -------     -------     -------     -------
Less Distributions from:
Net investment income                           (0.28)        (0.22)      (0.25)      (0.18)      (0.13)
Net realized capital gains                      (0.15)        (0.61)      (0.14)      (0.17)      (0.87)
In excess of net realized gains                    --            --       (0.06)         --       (0.02)
In excess of net investment income                 --         (0.08)         --          --          --
                                              -------       -------     -------     -------     -------
Total distributions                             (0.43)        (0.91)      (0.45)      (0.35)      (1.02)
                                              -------       -------     -------     -------     -------
Net asset value, end of year                  $ 15.53       $ 14.89     $ 13.67     $ 12.34     $ 12.63
                                              =======       =======     =======     =======     =======
Total Return(1)                                  7.26%        15.54%      14.46%       0.38%      13.85%
                                              =======       =======     =======     =======     =======
Ratios to average net
  assets/Supplemental data:
Net assets, end of year (in 000's)            $98,727       $81,659     $58,390     $44,206     $17,076
Ratio of operating expenses to
  average net assets                             0.87%         0.87%       0.95%       0.93%       1.00%
Ratio of net investment income to
  average net assets                             1.58%         1.94%       2.06%       1.78%       1.29%
Portfolio turnover rate                            19%           15%         10%         25%         39%

----------
(1)  Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                              FINANCIAL HIGHLIGHTS

                  For a share outstanding throughout each year


                                                        Emerging Markets Portfolio
                                            ---------------------------------------------------
                                                   Year Ended October 31,          Period Ended
                                            -----------------------------------     October 31,
                                              1998          1997          1996        1995(1)
                                            -------       -------       -------    ------------
Net asset value, beginning of period        $  9.05       $  9.52       $  9.73       $ 10.00
                                            -------       -------       -------       -------
Income from investment operations:
Net investment income                          0.02          0.03          0.06          0.16
Net realized and unrealized
  gain/(loss) on investment                   (3.20)         0.09         (0.16)        (0.31)
                                            -------       -------       -------       -------
Total from investment operations              (3.18)         0.12         (0.10)        (0.15)
                                            -------       -------       -------       -------
Less Distributions from:
Net investment income                            --         (0.02)        (0.08)        (0.12)
Net realized capital gains                       --         (0.57)        (0.03)           --
                                            -------       -------       -------       -------
Total distributions                              --         (0.59)        (0.11)        (0.12)
                                            -------       -------       -------       -------
Net asset value, end of period              $  5.87       $  9.05       $  9.52       $  9.73
                                            =======       =======       =======       =======
Total Return(2)                              (35.14)%        1.01%        (0.96)%       (1.96)%
                                            =======       =======       =======       =======
Ratios to average net
  assets/Supplemental data:
Net assets, end of year (in 000's)          $55,789       $95,012       $86,385       $27,297
Ratio of operating expenses to
  average net assets                           1.85%         1.73%         1.76%         1.81%(3)
Ratio of net investment income to
  average net assets                           0.26%         0.29%         0.80%         1.87%(3)
Portfolio turnover rate                         113%           94%           44%           50%

----------
(1)  The Portfolio commenced operations on December 14, 1994.
(2)  Total return represents aggregate total return for the period indicated.
(3)  Annualized.


                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------

                              FINANCIAL HIGHLIGHTS

                 For a share outstanding throughout each period

                                                        Global Equity Portfolio
                                                       ------------------------
                                                            For the Period
                                                          November 3, 1997(1)
                                                       through October 31, 1998
                                                       ------------------------
Net asset value, beginning of period                           $ 10.00
                                                               -------
Income from investment operations:
Net investment income                                             0.15
Net realized and unrealized
  gain on investment                                              0.09
                                                               -------
Total from investment operations                                  0.24
                                                               -------
Less Distributions from:
Net investment income                                            (0.12)
Net realized capital gains                                       (0.07)
                                                               -------
Total distributions                                              (0.19)
                                                               -------
Net asset value, end of period                                 $ 10.05
                                                               =======
Total Return(2)                                                   2.29%
                                                               =======
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)                           $25,311
Ratio of operating expenses to
  average net assets                                              0.88%(3)
Ratio of net investment income to
  average net assets                                              1.43%(3)
Portfolio turnover rate                                             48%

----------
(1)  Commencement of operations.
(2)  Total return represents aggregate total return for the period indicated.
(3)  Annualized.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                             STATEMENT OF CASH FLOWS

                           Core Fixed Income Portfolio

                       For the year ended October 31, 1998


                                                                           October 31, 1998
                                                                           ----------------
Net Increase (Decrease) in Cash:
  Cash flows from operating activities:
     Dividends and interest received                                       $     22,525,413
     Operating expenses paid                                                       (320,515)
     Interest paid                                                               (2,343,048)
                                                                           ----------------
        Net cash provided by operating activities                                19,861,850
                                                                           ----------------
  Cash flows from investing activities:
     Purchase of portfolio securities                                       (14,494,178,998)
     Proceeds from disposition of portfolio securities                       14,505,576,141
                                                                           ----------------
        Net cash provided by investing activities                                11,397,143
                                                                           ----------------
        Net cash provided by operating and investing activities                  31,258,993
  Cash flows from capital share transactions:
     Receipts for shareholder purchases and reinvested distributions            127,576,206
     Payments for shareholder redemptions and distributions                    (158,834,809)
                                                                           ----------------
        Net cash used in financing activities                                   (31,258,603)
                                                                           ----------------
Net increase in cash                                                                    390
Cash at beginning of year                                                               565
                                                                           ----------------
        Cash at end of year                                                $            955
                                                                           ================

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            Government Cash Portfolio

                             STATEMENT OF NET ASSETS

                                October 31, 1998


   Face                                                                     Market
  Amount                                                                    Value
-----------                                                              ------------
AGENCY DISCOUNT NOTES(1) -- 31.2%

              Federal Home Loan Bank -- 2.1%
$ 3,000,000   5.600% due 11/13/98                                        $  2,995,618
  3,000,000   5.600% due 12/02/98                                           2,986,625
  3,000,000   5.450% due 02/12/99                                           2,956,480
                                                                         ------------
                                                                            8,938,723
                                                                         ------------
              Federal Home Loan Mortgage Corporation -- 23.1%
 13,000,000   5.600% due 11/02/98                                          13,000,000
  3,000,000   5.600% due 11/03/98                                           2,999,552
  3,000,000   5.600% due 11/05/98                                           2,998,673
  6,000,000   5.600% due 11/06/98                                           5,996,427
  8,000,000   5.600% due 11/09/98                                           7,991,662
  2,000,000   5.600% due 11/12/98                                           1,997,344
 10,000,000   5.600% due 11/20/98                                           9,976,050
  2,000,000   5.600% due 11/25/98                                           1,993,138
  5,000,000   5.600% due 12/02/98                                           4,977,708
  3,000,000   5.450% due 01/07/99                                           2,971,125
 10,000,000   5.450% due 01/15/99                                           9,901,950
 10,000,000   5.450% due 02/02/99                                           9,880,911
  5,000,000   5.450% due 02/12/99                                           4,933,700
 10,000,000   4.670% due 03/09/99                                           9,838,075
 10,000,000   4.690% due 03/18/99                                           9,825,845
                                                                         ------------
                                                                           99,282,160
                                                                         ------------
              Federal National Mortgage Association -- 6.0%
  3,000,000   5.600% due 11/30/98                                           2,987,517
  3,000,000   5.600% due 12/21/98                                           2,978,195
  5,000,000   5.450% due 01/15/99                                           4,944,911
 10,000,000   4.640% due 03/02/99                                           9,847,667
  5,000,000   4.850% due 04/15/99                                           4,892,033
                                                                         ------------
                                                                           25,650,323
                                                                         ------------
              TOTAL AGENCY DISCOUNT NOTES
                (Cost $123,895,156)                                       133,871,206
                                                                         ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            Government Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998


   Face                                                                     Market
  Amount                                                                    Value
-----------                                                              ------------
AGENCY NOTES -- 7.6%

              Federal Home Loan Mortgage Corporation
$ 2,000,000     5.180% due 11/18/98(1)                                   $  1,999,604
              Federal Farm Credit Bank
  3,000,000     5.700% due 12/01/98                                         2,999,852
              Federal National Mortgage Association - Medium Term Notes
  5,000,000     5.230% due 11/25/98                                         4,998,651
  3,000,000     5.380% due 02/09/99                                         2,999,455
  1,300,000     5.330% due 02/12/99                                         1,298,950
  1,245,000     5.840% due 03/29/99                                         1,246,056
  3,000,000     5.900% due 07/19/99(1)                                      3,007,304
              Federal Home Loan Bank
  3,000,000     5.540% due 04/07/99                                         2,999,871
  3,000,000     5.570% due 04/07/99                                         2,999,861
  1,000,000     6.100% due 04/23/99                                         1,002,141
              Federal National Mortgage Association
  4,000,000     5.580% due 01/15/99                                         4,000,765
  3,100,000     8.450% due 07/12/99                                         3,178,895
                                                                         ------------
              TOTAL AGENCY NOTES
                (Cost $42,707,455)                                         32,731,405
                                                                         ------------
REPURCHASE AGREEMENTS(2) -- 61.5%
 20,000,000   Agreement with Bear Stearns, Inc., 5.4% dated 09/21/98
                to be repurchased at $20,189,000 on 11/23/98,
                collateralized by: $15,004,500, Federal National
                Mortgage Association #1998-7 F, 6.24% due 11/18/27,
                $5,167,551 Federal Home Loan Mortgage Corporation,
                #2031FG, 5.94% due 4/15/27, $527, 889 Federal Home
                Loan Mortgage Corporation G2SF, 6.50% due 10/20/28         20,000,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            Government Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998


   Face                                                                     Market
  Amount                                                                    Value
-----------                                                              ------------
$15,000,000   Agreement with Prudential Securities, Inc., 5.36% dated
                09/22/98 to be repurchased at $15,203,233 on 12/22/98,
                collateralized by: $15,495,355 Federal Home Loan
                Mortgage Corporation #1644 6.35% due 12/15/23             $15,000,000

 20,000,000   Agreement with Prudential Securities, Inc., 5.4% dated
                09/21/98 to be repurchased at $20,180,000 on 11/20/98,
                collateralized by: $20,745,577 Federal Home Loan
                Mortgage Corporation #1644 6.35% due 12/15/23              20,000,000

 20,000,000   Agreement with Greenwich Capital, Inc., 4.8% dated
                10/27/98 to be repurchased at $20,101,333 on 12/04/98,
                collateralized by: $20,602,732 Federal National
                Mortgage Association #1997-42 FD 7.00% due 1/18/27         20,000,000

 25,000,000   Agreement with Greenwich Capital, Inc., 4.8% dated
                10/27/98 to be repurchased at $25,136,667 on 12/07/98,
                collateralized by: $25,762,158 Federal National
                Mortgage Association #1998-49 B 6.50% due 08/18/28         25,000,000

 20,000,000   Agreement with Greenwich Capital, Inc., 4.8% dated
                10/27/98 to be repurchased at $20,130,667 on 12/15/98,
                collateralized by: $20,602,732 Federal National
                Mortgage Association #1997-42 FD 7.00% due 1/18/27         20,000,000

 25,000,000   Agreement with Greenwich Capital, Inc., 4.8% dated
                10/27/98 to be repurchased at $25,286,667 on 01/21/99,
                collateralized by: $26,001,806 Federal National
                Mortgage Association #1998-49 B 6.5% due 8/18/28           25,000,000

 20,000,000   Agreement with Merrill Lynch and Co., 5.23% dated
                10/07/98 to be repurchased at $20,084,261 on 11/05/98,
                collateralized by: $21,053,299 Federal Home Loan
                Mortgage Corporation #1671 N 6.34% due 2/15/24             20,000,000


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            Government Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998


   Face                                                                     Market
  Amount                                                                    Value
-----------                                                              ------------
$20,000,000   Agreement with Salomon Smith Barney, Inc., 5.22 dated
                10/16/98 to be repurchased at $20,089,900 on 11/16/98,
                collateralized by: $20,643,366 Federal National
                Mortgage Association #1998-44 GB 6.50% due 8/18/28       $ 20,000,000

 79,756,869   Agreement with Warburg Dillon Read, Inc., 5.55% dated
                10/30/98 to be repurchased at $79,793,757 on 11/02/98,
                collateralized by $81,626,084 Federal National
                Mortgage Association #323159 7.50% due 4/1/28              79,756,870
                                                                         ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $264,756,870)                                       264,756,870
                                                                         ------------
TOTAL INVESTMENTS (Cost $431,359,481)(3)                        100.3%   $431,359,481



LIABILITIES IN EXCESS OF OTHER ASSETS                            (0.3)%    (1,194,396)
                                                                -----    ------------
NET ASSETS                                                      100.0%   $430,165,085
                                                                =====    ============

NET ASSET VALUE ($430,165,085 divided by 430,129,444
  shares outstanding)                                                    $       1.00
                                                                         ============

----------
(1)  Rate represents annualized discount yield at date of purchase.
(2) Market value disclosed for collateral on repurchase agreements is at October 31, 1998. The term repurchase agreements are subject to a seven day demand feature.
(3)  Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            Tax-Exempt Cash Portfolio

                             STATEMENT OF NET ASSETS

                                October 31, 1998


   Face                                                                     Market
  Amount                                                                    Value
-----------                                                              ------------
VARIABLE/FLOATING RATES NOTES(1) -- 96.2%

              Daily Variable/Floating Rate Notes -- 37.7%

$   700,000   California Statewide Community Development Authority
                Revenue, Certificate Participation, Citrus Valley
                Health Partners, Inc., Citrus Valley Medical Center,
                Inc., Foothill Hospital, (MBIA Insured), 3.450% due
                11/02/98                                                   $  700,000

  4,300,000   California Statewide Community Development Authority
                Revenue, Certificate Participation, John Muir/Mt
                Diablo Health, (AMBAC Insured), 3.450% due 11/02/98         4,300,000

  2,500,000   Cornell Township, MI, Economic Development Corporation,
                Environmental Improvement Revenue, Mead Escanaba Paper
                Company, (LOC Bank America), 3.600% due 11/02/98            2,500,000

 12,000,000   Delaware County, PA, Industrial Development Authority,
                Airport Facilities Revenue, United Parcel Service
                Project, 3.600% due 11/02/98                               12,000,000

  2,000,000   Delta County, MI, Economic Development Corporation,
                Environmental Improvement Revenue, (LOC Scotiabank),
                3.700% due 11/02/98                                         2,000,000

  2,700,000   Forsyth, MT, Pollution Control Revenue, Pacificorp
                Project, (LOC Rabobank Nederland), 3.750% due
                11/02/98                                                    2,700,000

  1,100,000   Grapevine, TX, Industrial Development Corporation,
                American Airlines Inc. Project, Series A1, (LOC Morgan
                Guaranty Trust), 3.650% due 11/02/98                        1,100,000

 10,600,000   Hapeville, GA, Development Authority, Industrial
                Development Revenue, Hapeville Hotel Limited, (LOC
                Deutsche Bank A.G.), 3.700% due 11/02/98                   10,600,000

  1,500,000   Harris County, TX, Health Facilities Development
                Corporation, Special Facilities Revenue, Texas Medical
                Center, (MBIA Insured), 3.750% due 11/02/98                 1,500,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998


   Face                                                                     Market
  Amount                                                                    Value
-----------                                                              ------------
VARIABLE/FLOATING RATES NOTES -- (Continued)

$   800,000   Harris County, TX, Health Facilities Development
                Corporation, St. Lukes Episcopal Hospital, Series A,
                (LOC Morgan Guaranty Trust), 3.650% due 11/02/98         $    800,000

 15,300,000   Irvine Ranch, CA, Water District, Certificate
                Participation, Capital Improvement Project, (LOC
                Toronto Dominion Bank), 3.500% due 11/02/98                15,300,000

              La Crosse, WI, Pollution Control Revenue, Dairyland
                Power Cooperative B, (AMBAC Insured)
  7,300,000     3.700% due 11/02/98 Series B                                7,300,000
  1,400,000     3.700% due 11/02/98 Series A                                1,400,000

              Lincoln County, WY, Pollution Control Revenue, Exxon
                Project,
  1,800,000     3.700% due 11/02/98 Series D                                1,800,000
  1,400,000     3.700% due 11/02/98 Series C                                1,400,000
  6,400,000     3.700% due 11/02/98 Series B                                6,000,000

 13,300,000   Long Island Power Authority, NY, Electrical Systems
                Revenue, (LOC ABN Amro Bank and LOC Morgan Guaranty
                Trust), 3.600% due 11/02/98                                13,300,000

  7,300,000   Louisiana Public Facilities Authority Revenue, College
                and University Equipment and Capital, Series A, (LOC
                Deutsche Bank), 3.700% due 11/02/98                         7,300,000

  1,000,000   Metropolitan Nashville Airport Authority, Special
                Facilities Revenue, American Airlines Inc.
                Project,Series B (LOC Bayerische Landesbank), 3.650%
                due 11/02/98                                                1,000,000

  1,200,000   Missouri State Development Financial Board,
                Infrastructure Facilities Revenue, Science City Union
                Station, Series B, (LOC Canadian Imperial Bank),
                3.750% due 11/02/98                                         1,200,000

  1,100,000   New York, NY, General Obligation Unlimited, Series C,
                (LOC Morgan Guaranty Trust), 3.550% due 11/02/98            1,100,000

  3,800,000   New York, NY, General Obligation Unlimited, Series B,
                Subseries B-4, (MBIA Insured), 3.700% due 11/02/98          3,800,000


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998


   Face                                                                     Market
  Amount                                                                    Value
-----------                                                              ------------
VARIABLE/FLOATING RATES NOTES -- (Continued)

              New York, NY, City Municipal Water Financial Authority,
                Water and Sewer Systems Revenue, (FGIC Insured)
$ 6,400,000     3.700% due 11/02/98 Series C                             $  6,400,000
  4,000,000     3.700% due 11/02/98 Series B-49                             4,000,000

              New York State Energy Research and Development
                Authority, Pollution Control Revenue, New York State
                Electric & Gas-D,
  6,635,000     3.500% due 11/02/98 (LOC Morgan Guaranty Trust)             6,635,000
  3,400,000     3.600% due 11/02/98 (LOC 1st National Bank Chicago)         3,400,000

  8,600,000   Orange County, CA, Water District Certificate
                Participation, Project B, (LOC National Westminster
                Pl), 3.450% due 11/02/98                                    8,600,000

  2,700,000   Peninsula Port Authority, Virginia Coal Terminal
                Revenue, Dominion Terminal Associates Project C,
                (LOC National Westminster Pl), 3.650% due 11/02/98          2,700,000

  5,300,000  Reno, NV, Hospital Revenue, St Mary's Regional Medical
                Center, Series B, (MBIA Insured) 3.650% due 11/02/98        5,300,000

  2,300,000   Scottsdale, AZ, Industrial Development Authority,
                Hospital Revenue, Scottsdale Memorial Health Systems,
                Series B, (AMBAC Insured), 3.050% due 11/02/98              2,300,000

  3,300,000   Sullivan County, TN, Industrial Development Board,
                Pollution Control Revenue, Mead Corporation, (LOC
                Union Bank of Switzerland), 3.600% due 11/02/98             3,300,000
                                                                         ------------
              Total Daily Variable/Floating Rate Notes
                (Cost $141,735,000)                                       141,735,000
                                                                         ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998


   Face                                                                     Market
  Amount                                                                    Value
-----------                                                              ------------
VARIABLE/FLOATING RATES NOTES -- (Continued)

              Weekly Variable/Floating Rate Notes -- 58.5%

$ 1,100,000   Alabama Special Care Facilities, Finance Authority,
                Montgomery Hospital Revenue, (FGIC Insured), 3.150%
                due 11/04/98                                             $  1,100,000

  8,200,000   Burke County, GA, Development Authority Pollution
                Control Revenue, Oglethorpe Power Corp. Project,
                Series A, (FGIC Insured), 3.050% due 11/04/98               8,200,000

    800,000   California Health Facilities, Financing Authority
                Revenue, Childrens Hospital Project, (MBIA Insured),
                2.500% due 11/05/98                                           800,000

  3,905,000   Charlotte, NC, Airport Revenue, Series A, (MBIA
                Insured), 3.050% due 11/04/98                               3,905,000

              Chicago, IL, O'Hare International Airport Revenue,
                General Airport 2nd Lien - B, (LOC Societe Generale),
  1,080,000     3.150% due 11/04/98                                         1,080,000
  1,000,000     3.150% due 11/04/98                                         1,000,000

              Clayton County, GA, Housing Authority, Multi-Family
                Housing Revenue, Huntington Woods Series A, (LOC
                Barclays Bank PLC),
  1,000,000     3.150% due 11/04/98                                         1,000,000
  1,100,000     3.150% due 11/04/98                                         1,100,000
  1,355,000     3.150% due 11/04/98                                         1,355,000

              Colorado Student Obligation Board Authority, Student
                Loan Revenue, Series C-2, (LOC Student Loan Marketing
                Association),
    650,000     3.050% due 11/04/98                                           650,000
    900,000     3.050% due 11/04/98                                           900,000

  1,700,000   Colton, CA, Redevelopment Agency, Multi-Family Revenue,
                Issue A, (LOC Federal Home Loan Bank), 2.800% due
                11/03/98                                                    1,700,000

 15,100,000   Connecticut State Health and Education Facilities
                Authority Revenue, Yale University, 2.700% due
                11/05/98                                                   15,100,000

  1,200,000   Dade County, FL, Aviation Revenue, Series A, (LOC Morgan
                Guaranty Trust, 3.150% due 11/04/98                         1,200,000


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998


   Face                                                                     Market
  Amount                                                                    Value
-----------                                                              ------------
VARIABLE/FLOATING RATES NOTES -- (Continued)

$ 2,600,000   Dauphin County, PA, General Authority Revenue, School
                District Pooled Financing Program I, (AMBAC Insured),
                3.750% due 11/04/981 $2,600,000

  1,900,000   Durham, NC, General Obligation Unlimited, Public
                Improvement, (SPA Wachovia Bank of NC), 3.050% due
                11/04/98                                                    1,900,000

  5,000,000   Emmaus, PA,General Authority Revenue, (SPA Credit
                Suisse), 3.100% due 11/05/98                                5,000,000

    600,000   Fairfax County, VA, Industrial Development Authority
                Revenue, Fairfax Hospital System - C, (LOC Credit
                Suisse), 3.100% due 11/04/98                                  600,000

  2,000,000   Gloucester County, NJ, Industrial Pollution Control,
                Financing Authority Revenue, Mobil Oil Refining
                Company Project, 2.850% due 11/04/98                        2,000,000

  5,000,000   Golden Empire, CA, School Financing Authority, Kern High
                School District Projects, 2.400% due 11/04/98               5,000,000

  2,900,000   Hamilton County, OH, Hospital Facilities Revenue, Health
                Alliance of Greater Cincinnati, Series E, (MBIA
                Insured), 3.100% due 11/04/981 2,900,000

  1,400,000   Hampton Roads, VA, Regional Jail Authority, Regional
                Jail Facility Revenue, (LOC Wachovia Bank of NC),
                3.400% due 11/04/98                                         1,400,000

  2,000,000   Illinois Health Facilities Authority Revenue, Decatur
                Memorial Hospital, Project - A, (MBIA Insured) 3.200%
                due 11/04/98                                                2,000,000

              Illinois Health Facilities Authority Revenue, Swedish
                Covenant Hospital Project,
  2,700,000     3.200% due 11/04/98 (MBIA Insured)                          2,700,000
    700,000     3.200% due 11/04/98 (AMBAC Insured)                           700,000

  6,000,000   Illinois Housing Development Authority, Housing Revenue,
                Illinois Center Apartments, (MET Life Guaranty and
                SPA-KBC Bank), 3.250% due 11/04/98 6,000,000

  1,100,000   Indianapolis, IN, Industrial Multi-Family Revenue, Canal
                Square Project, (LOC Societe Generale), 3.150% due
                11/04/98                                                    1,100,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998


   Face                                                                     Market
  Amount                                                                    Value
-----------                                                              ------------
VARIABLE/FLOATING RATES NOTES -- (Continued)

$ 2,100,000   Iowa Higher Education Loan Authority, Private College
                Revenue, (MBIA Insured), 3.300% due 11/04/98             $  2,100,000

  1,000,000   Knox County, TN, Industrial Development Board,
                Industrial Revenue, Professional Plaza LTD Project,
                (FGIC Insured), 3.700% due 11/04/98                         1,000,000

  2,700,000   Los Angeles County, CA, Pension Obligation, Series C,
                (AMBAC Insured), 2.900% due 11/04/98                        2,700,000

  3,215,000   Los Angeles, CA, Multifamily Revenue, Series K (LOC
                FHLB) 2.400% due 11/03/98                                   3,215,000

  3,315,000   Louisiana Public Facilities Authority Revenue, College
                and University Equipment and Capital, Series A, (FGIC
                Insured), 3.150% due 11/04/98                               3,315,000

  4,200,000   Louisiana Public Facilities Authority Revenue,
                Multi-Family Mortgage, (General Electric Capital
                Guaranty Insured), 3.000% due 11/04/98                      4,200,000

  3,265,000   Maine State Health & Higher Educational Facilities
                Authority Revenue, VHA New England Project, Series G,
                (AMBAC Insured), 3.300% due 11/04/98                        3,265,000

  1,100,000   Massachusetts Health & Educational Facilities Authority
                Revenue, Capital Asset Project, Series G-1, (MBIA
                Insured), 2.800% due 11/04/98                               1,100,000

  8,800,000   Massachusetts State Health & Educational Facilities
                Authority Revenue, Amherst College, Series F, 2.950%
                due 11/05/98                                                8,800,000

  1,000,000   Metropolitan Government, Nashville & Davidson County,
                TN, Health & Education Board Revenue, Series A, (FGIC
                Insured), 3.150% due 11/04/98                               1,000,000

  1,300,000    Michigan State Strategic Fund Industrial Development
                Revenue, Allen Group Project, (LOC Dresdner Bank,
                A.G.), 3.000% due 11/04/98                                  1,300,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998


   Face                                                                     Market
  Amount                                                                    Value
-----------                                                              ------------
VARIABLE/FLOATING RATES NOTES -- (Continued)

$ 5,000,000   Moffat County, CO, Pollution Control Revenue, Fixed
                Colorado United Electric, (AMBAC Insured), 3.200% due
                11/04/98                                                 $  5,000,000

  5,500,000   Montgomery County, MD, Housing Opportunity Commission
                Housing Revenue, Multi-Family, Falklands, Series B,
                (CG Life) 3.200% due 11/04/98                               5,500,000

  1,500,000   Mountain View, CA, Multi-Family Housing Revenue,
                Mariposa, A, (FGIC Insured), 2.500% due 11/05/98            1,500,000

  1,300,000   Municipal Electric Authority, GA, (LOC ABN Amro Bank),
                3.000% due 11/04/98                                         1,300,000

  1,945,000   Nebraska Financial Authority, Hospital Revenue, Assets,
                Series A, (FGIC Insured), 3.150% due 11/04/98               1,945,000

    600,000   New Hampshire Higher Educational & Health Facilities
                Authority Revenue, VHA New England Inc. Project,
                Series C, (AMBAC Insured), 3.300% due 11/04/98                600,000

    500,000   New Hampshire Higher Educational & Health Facilities
                Authority Revenue, VHA New England Inc. Project,
                Series E, (AMBAC Insured), 3.300% due 11/04/98                500,000

  1,200,000   New Jersey Economic Development Authority, Pollution
                Control Revenue, Public Services Electric and Gas
                Company, Series A, (MIBA Insured), 2.850% due 11/04/98      1,200,000

  3,000,000   New Jersey Economic Development Authority, Water
                Facilities Revenue, United Water New Jersey Inc.,
                Project B, (AMBAC Insured), 3.200% due 11/04/98             3,000,000

  4,200,000   New Jersey State Turnpike Authority, Series D, (FGIC
                Insured), 2.850% due 11/04/98                               4,200,000

  1,300,000   New York State Medical Care Facilities Finance Agency
                Revenue, Lenox Hill Hospital, Series A, (LOC Chase
                Manhattan Bank), 3.050% due 11/04/98                        1,300,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998


   Face                                                                     Market
  Amount                                                                    Value
-----------                                                              ------------
VARIABLE/FLOATING RATES NOTES -- (Continued)

$10,000,000   Niagara County, NY, Industrial Development Agency, Solid
                Waste Disposal Revenue, American Refinery-Fuel
                Company, Series A, (LOC Wachovia Bank of NC), 3.000%
                due 11/04/98                                             $ 10,000,000

  1,300,000   Ohio State University, General Receipts 3.000% due
                11/05/98                                                    1,300,000

  7,100,000   Port Kalama,WA, Public Corporation Port, Conagra
                Incorporated Project, (LOC Morgan Guaranty Trust),
                3.100% due 11/04/98                                         7,100,000

    219,500   Puerto Rico Commonwealth Highway & Transportation
                Authority Revenue, Series X, (LOC Union Bank of
                Switzerland), 2.750% due 11/04/98                             219,500

    400,000   Rapides Parish, LA, Industrial Development Board,
                Pollution Control Revenue, Central Louisiana Electric
                Company Project, (LOC West Deutsche Landes Bk), 2.950%
                due 11/04/981                                                 400,000

  1,100,000   Saint Charles, IL, Industrial Development Revenue, Pier
                1 Imports, Midwest Project, (LOC Bank One Texas NA),
                3.300% due 11/04/98                                         1,100,000

  1,200,000   Savannah, GA, Port Authority, Pier 1 Imports, Southeast,
                (LOC Bank One Texas NA), 3.300% due 11/04/981               1,200,000

  1,100,000   Seattle, WA, Municipal Light and Power Revenue, (SPA
                Morgan Guaranty Trust) 3.150% due 11/04/98                  1,100,000

  3,300,000   Simi Valley, CA, Community Development Agency,
                Multi-Family, Series 1985, Issue A, (LOC Chase
                Manhattan Bank), 2.700% due 11/04/98                        3,300,000

  2,700,000   Texas Higher Education Authority Incorporated, Series B,
                (FGIC Insured), 3.150% due 11/04/98                         2,700,000

  4,200,000   Tulsa, OK, Tulsa Industrial Authority Revenue,
                University of Tulsa, Series B, (MBIA Insured), 3.150%
                due 11/04/98                                                4,200,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998


   Face                                                                     Market
  Amount                                                                    Value
-----------                                                              ------------
VARIABLE/FLOATING RATES NOTES -- (Continued)

$14,730,000   University of Alabama, University Revenues, University
                of Alabama in Birmingham, Series A, (SPA Bank of
                America) 3.000% due 11/04/98                             $ 14,730,000

    700,000   University of Utah, University Revenues, Auxiliary and
                Campus Facilities, Series A, (SPA Bank of Nova Scotia)
                3.000% due 11/04/98                                           700,000

  5,000,000   Utah State Board of Regents, Student Loan Revenue,
                Series B, (AMBAC Insured), 3.000% due 11/04/98              5,000,000

  6,000,000   Valdez, AK, Marine Terminal Revenue, Mobile Alaska
                Pipeline Project, Series A, 3.150% due 11/04/98             6,000,000

              Vermont Educational & Health Buildings Financing Agency,
                VHA New England Project, Series F, (AMBAC Insured),
    300,000     3.300% due 11/04/98                                           300,000
  2,700,000     3.300% due 11/04/98                                         2,700,000
  2,600,000     3.300% due 11/04/98                                         2,600,000

  7,200,000   Wake County, NC, Industrial Facilities & Pollution
                Control Financing Authority, Carolina Power & Light
                Co. Project, Series A, (LOC Wachovia Bank of NC),
                3.150% due 11/04/98                                         7,200,000

  3,900,000   Washington State General Obligation Revenue, Series VR
                96, (SPA Landes Bank Hessen) 3.080% due 11/04/98            3,900,000

  6,075,000   Washington State Housing Finance, Multi-Family Mortgage
                Revenue, Pacific First Federal Project,Series A, (LOC
                Pacific First Federal Savings), 3.100% due 11/04/98         6,075,000

  3,500,000   Wisconsin State Health Facilities Authority Revenue,
                Hospital Sisters Obligation Project, Series G,
                (MBIA Insured), 3.200% due 11/04/98                         3,500,000

  3,400,000   York County, PA, Industrial Development Authority,
                Pollution Control Revenue, Public Service Electric &
                Gas Project, Series A, (MBIA Insured) 3.000% due
                11/04/98                                                    3,400,000
                                                                         ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998


   Face                                                                     Market
  Amount                                                                    Value
-----------                                                              ------------
              Total Daily Variable/Floating Rate Notes
                (Cost $219,754,500)                                      $219,754,500
                                                                         ------------
              TOTAL VARIABLE/FLOATING RATES NOTES
                (Cost $361,489,500)                                       361,489,500
                                                                         ------------
PUT OPTION BONDS(2) -- 0.5%

$ 2,000,000   Massachusetts Bay Transportation Authority, General
                Transportation System, Series 1984, Issue A, (LOC
                State Street Bank & Trust), 3.750% due 03/01/99             2,000,000

  2,960,000   York County, SC, Pollution Control Revenue, 3.500% due
                03/15/99                                                    2,957,865
                                                                         ------------
              TOTAL PUT OPTION BONDS
                (Cost $4,957,865)01                                         4,957,865
                                                                         ------------
FIXED RATE BONDS -- 3.2%

  1,850,000   Arlington, TX, General Obligation Unlimited, Independent
                School District, Series D, 8.000% due 08/15/991             1,915,144

  1,990,000   Cook County, IL, Community Consolidated School District
                #146, Tinley Park, 4.200% due 12/01/98                      1,991,173

    500,000   New Jersey Building Authority, State Building Revenue,
                9.870% due 02/01/99                                           507,537

  1,630,000   New York, NY, City Municipal Water Financial Authority,
                Water and Sewer Systems Revenue, 6.750% due 06/15/99        1,685,267

  1,000,000   Philadelphia, PA, School District, Tax and Revenue
                Anticipation Notes, Series A, 4.250% due 06/30/99           1,003,884

  1,000,000   Philadelphia, PA, Tax and Revenue Anticipation Notes,
                Series A, 4.250% due 06/30/99                               1,003,934

  1,000,000   University of Cincinnati, OH, General Receipts, Series
                I1, 7.100% due 06/01/99                                     1,039,597
                                                                         ------------
              TOTAL FIXED RATE BONDS
                (Cost $9,146,536)                                           9,146,536
                                                                         ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            Tax-Exempt Cash Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998


   Face
  Amount                                                                    Value
-----------                                                              ------------
TOTAL INVESTMENTS (Cost $375,594,514)(3)             99.9%               $375,594,514

OTHER ASSETS IN EXCESS OF LIABILITIES                 0.1                     329,909
                                                    -----                ------------
NET ASSETS                                          100.0%               $375,924,423
                                                    =====                ============
NET ASSET VALUE ($375,924,423 divided by
  376,006,324 shares outstanding)                                        $       1.00
                                                                         ============

----------

(1) Dates shown are coupon reset dates. Rates shown are the most recent rates as of October 31, 1998.

(2)  Dates shown are put Dates

(3)  Aggregate cost for federal tax purposes


ABBREVIATIONS:

AMBAC -- American Municipal Bond Assurance Corporation

FGIC -- Financial Guaranty Insurance Corporation

FSA -- Financial Security Assurance Inc.

LOC -- Letter of Credit

MBIA -- Municipal Bond Investors Assurance

VHA -- Veteran's Housing Administration

                       See Notes to Financial Statements.

                            THE GLENMEDE FUND, INC.
                          Core Fixed Income Portfolio
                            STATEMENT OF NET ASSETS
                                October 31, 1998


Face
Amount                                                              Value
------                                                              -----

Mortgage-Backed Securities(1) -- 36.6%
                    Countrywide Securities Corp. -- 1.1%
$ 2,793,699         Countrywide 1998-6 A
                      6.500% due 6/25/13                         $ 2,813,779
                                                                 -----------

                    Federal Home Loan Mortgage Corporation -- 4.0%
    254,835         #555359 6.500% due 4/1/08                        254,634
  2,486,135         #G10753 6.500% due 9/1/09                      2,525,715
    306,231         #555360 7.000% due 7/1/12                        313,125
  1,001,370         #D86858 7.500% due 2/1/28                      1,031,568
    952,690         #D88567 7.500% due 4/1/28                        981,420
  1,577,516         #D84894 8.000% due 12/1/27                     1,627,303
  1,803,041         #D78677 8.000% due 3/1/27                      1,860,513
  1,418,962         #555354 8.500% due 10/1/18                     1,484,873
    337,525         #G00807 9.500% due 3/1/21                        364,868
                                                                ------------
                                                                  10,444,019
                                                                ------------

                    Federal National Mortgage Association -- 31.5%
  3,257,798         #313816 6.000% due 11/25/27                    3,273,045
  3,783,327         #380159 6.210% due 5/1/08                      3,867,270
  1,729,157         #44174 6.500% due 11/1/03                      1,755,614
  2,055,561         #313815 6.500% due 11/25/27                    2,086,539
  7,443,361         #73829 6.560% due 12/1/03                      7,764,356
  5,700,000         #73924 6.580% due 2/1/07                       5,965,406
  6,498,374         #73927 6.620% due 1/1/04                       6,794,863
  4,509,966         #73828 6.810% due 12/1/06                      4,769,290
  3,449,207         #73954 6.850% due 2/1/07                       3,672,328
  3,445,851         #73905 6.910% due 1/1/07                       3,674,139
  4,376,700         #73917 6.950% due 1/1/07                       4,661,186
  1,259,866         #313672 7.030% due 6/1/07                      1,347,270
  2,049,445         #409459 7.500% due 1/1/28                      2,111,249
  5,980,930         #393877 7.500% due 7/1/27                      6,161,293
  1,453,867         #395680 7.500% due 8/1/27                      1,497,711
  1,465,442         #398674 7.500% due 9/1/27                      1,509,635
  1,735,428         #405845 8.000% due 11/1/27                     1,795,084
    423,544         #313804 8.000% due 11/25/27                      442,604


                       See Notes to Financial Statements
                                       47

                            THE GLENMEDE FUND, INC.
                          Core Fixed Income Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1998


Face
Amount                                                           Value
------                                                           -----
Mortgage-Backed Securities -- (Continued)
                    Federal National Mortgage Association -- (Continued)

$ 1,980,196         #373328 8.000% due 3/1/27                 $ 2,048,266
  4,817,547         #390895 8.000% due 6/1/27                   4,983,150
  1,613,626         #395715 8.000% due 8/1/27                   1,669,095
  7,466,055         #397602 8.000% due 8/1/27                   7,722,702
    584,355         #313798 9.000% due 11/25/27                   618,868
    849,894         #313795 9.500% due 11/25/27                   915,761
    448,362         #313796 9.500% due 11/25/27                   483,348
                                                             ------------
                                                               81,590,072
                                                             ------------

                    Total Mortgage-Backed Securities
                      (Cost $92,137,477)                       94,847,870
                                                             ------------

Collateralized Mortgage Obligations -- 18.8%

 13,161,000         FNR #1992-47 H 5.000% due 2/25/07          13,014,995
  7,500,000         FHR #1590 H 6.500% due 11/15/22             7,696,875
 17,680,000         FNR #1994-36 J 6.500% due 6/25/23          18,243,462
  9,597,608         FHR #1585 K 6.500% due 9/15/23              9,777,563
                                                            ------------
                    Total Collateralized Mortgage Obligations
                      (Cost $45,752,959)                       48,732,895
                                                             ------------
Asset-Backed Securities -- 12.2%

 18,000,000         #1997-1 A3 California Infrastructure SCE
                      Funding Corp. 6.170% due 3/25/03         18,292,500
  4,000,000         #1997-1 A4 California Infrastructure SCE
                      Funding Corp. 6.220% due 3/25/04          4,090,000
  4,000,000         #1997-1 California Infrastructure Pacific
                      Gas & Electric 6.320% due 9/25/05         4,097,500
  5,000,000         #1997-1 A7 EQCC 7.120% due 5/15/28          5,162,500
                                                             ------------

                    Total Asset-Backed Securities
                      (Cost $31,087,743)                       31,642,500
                                                             ------------

                       See Notes to Financial Statements
                                       48

                            THE GLENMEDE FUND, INC.
                          Core Fixed Income Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1998


Face
Amount                                                           Value
------                                                           -----
Interest-Only Securities(2) -- 1.6%
$26,040,643         UAC #97-B I 1.850% due 4/10/01            $   374,334
  1,458,910         FHR #1697 PV 6.000% due 4/15/06                92,094
  3,846,153         FNR #93-135 PI 6.500% due 7/25/08             760,817
  7,900,000         FHR #1611 L 7.000% due 11/15/23             1,947,844
  1,618,314         FNR #93-147 K 7.000% due 2/25/20              129,465
  1,290,000         FHR #1529 JB 7.000% due 3/15/06               206,400
  2,541,481         FHG #16 PQ 7.000% due 4/25/21                 275,592
  2,592,936         FNR #1997-40 PK 7.000% due 7/18/19            199,332
  2,458,657         FNR #93-167 L 7.000% due 8/25/19              178,253
                                                              -----------
                    Total Interest-Only Securities
                      (Cost $5,941,802)                         4,164,131
                                                              -----------
Corporate Notes -- 4.7%

  5,000,000         CIT Group Holdings, Inc.
                      5.500% due 10/15/01                       4,979,900
  1,125,000         Associates Corp. of North America
                      6.000% due 4/15/03                        1,148,130
                    Merrill Lynch and Co.
  1,125,000           6.250% due 1/15/06                        1,130,996
  5,000,000           6.370% due 10/15/08                       5,022,750
                                                              -----------
                    Total Corporate Notes
                      (Cost $12,239,339)                       12,281,776
                                                              -----------
U.S. Treasury Obligations -- 23.0%
                    U.S. Treasury Notes
  8,050,000(3)        5.625% due 5/15/01                        8,321,688
 34,600,000(3)        5.625% due 5/15/08                       37,297,762
 12,500,000(3)        6.125% due 11/15/27                      14,066,375
                                                              -----------

                    Total U.S. Treasury Obligations
                      (Cost $55,914,638)                       59,685,825
                                                              -----------
                        See Notes to Financial Statements

                            THE GLENMEDE FUND, INC.
                          Core Fixed Income Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1998

Face
Amount                                                                   Value
------                                                                 ---------
Repurchase Agreements -- 25.2%

$   151,000

              Agreement with Goldman Sachs & Co., 5.10%, dated
                10/30/98, to be repurchased at $151,064 on
                11/2/98, collateralized by: $158,140 U.S. Treasury
                Bonds, 13.375% due 8/15/01                         $    151,000

 65,000,000

              Agreement with Union Bank of Switzerland, 5.55%,
                dated 10/30/98, to be repurchased at $65,030,063
                on 11/2/98, collateralized by: $43,033,693 Federal
                National Mortgage Association FNCI, 7.00% due
                2/1/12, $23,262,013 Federal National Mortgage        65,000,000
                                                                   ------------
              Total Repurchase Agreements
                (Cost $65,151,000)                                   65,151,000
                                                                   ------------

Total Investments (Cost $308,224,849)(4)                 122.1%    $316,505,997

Reverse Repurchase Agreements -- (23.2%)
 32,449,000   Agreement with Merrill Lynch and Co., dated 10/30/98
                bearing 2.25% to be repurchased at $32,455,084 on
                11/2/98, collateralized by: $31,907,912 U.S.
                Treasury Notes, 5.625% due 5/15/08                  (32,449,000)

  3,229,188   Agreement with Merrill Lynch and Co., dated 10/30/98
                bearing 5.40% to be repurchased at $3,230,641 on
                11/2/98, collateralized by: $3,152,938 U.S.
                Treasury Notes, 5.625% due 5/15/01                   (3,229,188)

 14,078,125   Agreement with Merrill Lynch and Co., dated 10/30/98
                bearing 5.40% to be repurchased at $14,084,460 on
                11/2/98, collateralized by: $14,066,375 U.S.
                Treasury Notes, 6.125% due 11/15/27                 (14,078,125)

  5,181,250   Agreement with Salomon Smith Barney, dated 10/30/98
                bearing 5.42% to be repurchased at $5,183,590 on
                11/2/98, collateralized by: $5,168,750 U.S.
                Treasury Notes, 5.625% due 5/15/01                   (5,181,250)


  5,300,000    Agreement with Salomon Smith Barney, dated 10/30/98
                bearing 2.00% to be repurchased at $5,300,883 on
                11/2/98, collateralized by: $5,389,850 U.S.
                Treasury Notes, 5.625% due 5/15/08                   (5,300,000)
                                                                   ------------

                       See Notes to Financial Statements
                                       50

                            THE GLENMEDE FUND, INC.
                          Core Fixed Income Portfolio
                     STATEMENT OF NET ASSETS -- (Concluded)
                                October 31, 1998


                                                                 Value
                                                                 -----
TOTAL REVERSE REPURCHASE AGREEMENTS                (23.2)%  $ (60,237,563)

OTHER ASSETS IN EXCESS OF LIABILITIES                 1.1%      2,717,750
                                                    -----   -------------
NET ASSETS                                          100.0%  $ 258,986,184
                                                    -----   -------------
                                                    -----   -------------

Net Asset Value ($258,986,184 divided by 24,198,111
shares outstanding)                                         $       10.70
                                                            -------------
                                                            -------------


(1) Represents current face amount at October 31,1998.
(2) Face amount represents notional amount.
(3) Collateral for reverse repurchase agreements.
(4) Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements

                            THE GLENMEDE FUND, INC.
                          Tax Managed Equity Portfolio
                            STATEMENT OF NET ASSETS
                                October 31, 1998



Shares                                                           Value
------                                                           -----

Common Stocks -- 95.3%
                    Technology -- 15.7%
      25,000        Cisco Systems, Inc.(1)                   $  1,575,000
     110,000        Compaq Computer Corp.                       3,478,750
      30,001        Computer Associates International, Inc.     1,181,289
     140,000        EMC Corp.(1)                                9,012,500
      60,000        Lexmark International Group, Inc.,
                      Class A(1)                                4,196,250
         400        Siebl Systems, Inc.(1)                          8,175
     100,000        Sterling Software, Inc.(1)                  2,618,750
      20,000        Xerox Corp.                                 1,937,500
                                                             ------------
                                                               24,008,214
                                                             ------------
                    Financial Services -- 15.4%
      35,000        Allstate Corp.                              1,507,187
     100,000        A.G. Edwards & Sons, Inc.                   3,456,250
      35,000        American International Group, Inc.          2,983,750
      23,104        Associates First Capital Corp.              1,628,832
      60,000        BankAmerica Corporation                     3,446,250
      56,000        Duke Realty Investments Inc.                1,337,000
      47,000        Fannie Mae                                  3,328,188
      90,000        First Union Corp.                           5,220,000
      14,300        Hartford Life, Inc., Class A                  661,375
                                                             ------------
                                                               23,568,832
                                                             ------------
                    Consumer Cyclicals -- 15.1%
     120,000        Carnival Corp., Class A                     3,885,000
      50,000        Ford Motor                                  2,712,500
     110,000        Harley-Davidson, Inc.                       4,262,500
      80,000        McGraw-Hill, Inc.                           7,195,000
     120,000        VF Corp.                                    5,017,500
                                                             ------------
                                                               23,072,500
                                                             ------------

                    Consumer Staples -- 14.6%
      28,000        Bristol-Myers Squibb Co.                    3,095,750
     100,000        H & R Block, Inc.                           4,481,250
      40,000        Johnson & Johnson                           3,260,000


                       See Notes to Financial Statements

                            THE GLENMEDE FUND, INC.
                          Tax Managed Equity Portfolio
                            STATEMENT OF NET ASSETS
                                October 31, 1998



Shares                                                           Value
------                                                           -----

Common Stocks -- (Continued)
                    Consumer Staples -- (Continued)
      38,900        Loews Corporation                        $  3,654,169
      50,000        Office Depot, Inc.(1)                       1,250,000
      37,000        Procter & Gamble Co.                        3,288,375
      90,000        Service Corp. International                 3,206,250
                                                             ------------
                                                               22,235,794
                                                             ------------
                    Utilities -- 13.5%
      40,000        BellSouth Corp.                             3,192,500
      75,000        Columbia Energy Group                       4,340,625
      65,000        FPL Group, Inc.                             4,066,563
      60,000        MCI Worldcom, Inc.(1)                       3,315,000
      50,000        Pinnacle West Capital Corporation           2,190,625
      45,000        Sprint Corp.                                3,453,750
                                                             ------------
                                                               20,559,063
                                                             ------------
                    Basic Industry -- 11.0%
     120,000        Burlington Northern Sante Fe Corp.          3,705,000
      35,000        General Electric Co.                        3,062,500
      66,000        Johnson Controls, Inc.                      3,712,500
     125,000        Leggett & Platt, Inc.                       2,921,875
      55,000        Magna International                         3,413,437
                                                             ------------
                                                               16,624,782
                                                             ------------
                    Energy -- 10.0%
      40,000        Chevron Corp.                               3,260,000
      65,000        Phillips Petroleum Co.                      2,811,250
      45,000        Texaco Inc.                                 2,669,063
      60,000        Schlumberger Ltd.                           3,150,000
     100,000        USX Marathon Group                          3,268,750
                                                             ------------
                                                               15,159,063
                                                             ------------
                    Total Common Stocks
                      (Cost $99,622,544)                      145,418,778
                                                             ------------
                                       53

                    Repurchase Agreement -- 3.8%
$  5,815,000        Agreement with Goldman Sachs &
                    Co., 5.10%, dated 10/30/98 to be
                    repurchased at $5,817,471 on
                    11/02/98, collateralized by
                    $5,939,780 U. S. Treasury Bonds,
                    8.75%, due 05/15/20 (Cost
                    $5,815,000)                               $ 5,815,000
                                                             ------------
Total Investments (Cost $105,437,545)(2)            99.1%    $151,233,778
OTHER ASSETS IN EXCESS OF Liabilities                0.9%       1,366,860
                                                   ------    ------------
                    Net Assets                     100.0%    $152,600,638
                                                   =====     ============
                    Net Asset Value ($152,600,638
                      divided by 7,376,076 shares
                      outstanding)                               $  20.69
                                                             ============

--------------------
(1)    Non-income producing security.
(2)    Aggregate cost for federal tax purposes was $105,437,416.


                       See Notes to Financial Statements
                                       54

                            THE GLENMEDE FUND, INC.
                     Small Capitalization Equity Portfolio
                            STATEMENT OF NET ASSETS
                                October 31, 1998

Shares                                                             Value
------                                                             -----
Common Stocks -- 98.6%
                    Basic Industry -- 17.9%
      27,300        Aeroquip-Vickers, Inc.                     $  859,950
      51,200        Alaska Air Group, Inc.                      1,840,000
     145,500        Aptargroup, Inc.                            3,892,125
      63,500        Borg-Warner Automotive, Inc.                2,976,562
     122,500        Caraustar Industries, Inc.                  2,909,375
      92,600        Carlisle Companies, Inc.                    3,576,675
      70,700        Carpenter Technology Corp.                  2,478,919
     339,400        CellStar Corp.                              2,333,375
      90,000        Cincinnati Milacron, Inc.                   1,743,750
      43,900        Cleveland-Cliffs, Inc.                      1,742,281
     110,900        Dexter Corp.                                3,243,825
     131,200        Granite Construction, Inc.                  4,370,600
     187,900        Intermet Corp.                              3,053,375
     119,700        Kaydon Corp.                                4,204,462
     113,400        Lincoln Electric Holdings                   2,487,712
      89,250        Midwest Express Holdings, Inc.              2,822,531
      68,600        Moog, Inc., Class A                         2,105,162
     105,900        Regal-Beloit Corp.                          2,230,519
      40,400        Standex International Corporation(1)          997,375
     130,500        Teekay Shipping Corp.                       2,283,750
      60,000        Texas Industries, Inc.(1)                   1,773,750
     137,700        Titan International, Inc.                   1,428,637
      75,900        Watsco, Inc.                                1,285,556
     117,900        Watts Industries, Inc., Class A             2,166,412
     137,000        Wyman-Gordon Corp.(1)                       1,969,375
                                                               ----------
                                                               60,776,053
                                                               ----------
                    Consumer Services -- 25.8%
     132,900        Applebee's International, Inc.              2,707,837
     161,400        Banta Corp.                                 4,014,825
     106,100        BJ's Wholesale Club, Inc.(1)                3,812,969
     284,300        Bob Evans Farms, Inc.                       5,597,156
     101,700        Canandaigua Wine Company, Inc. Class A(1)   5,097,712
     376,200        Fingerhut Companies, Inc.                   3,174,187




                       See Notes to Financial Statements
                                       55

                            THE GLENMEDE FUND, INC.
              Small Capitalization Equity Portfolio -- (Continued)
                            STATEMENT OF NET ASSETS
                                October 31, 1998




Common Stocks -- (Continued)
                    Consumer Services -- (Continued)
     172,700        First Brands Corp.                        $ 6,519,425
      71,000        Foodmaker(1)                                1,122,687
     138,200        Fred's, Inc.                                1,805,237
     165,950        Harman International Industries, Inc.       6,710,603
     115,800        Haverty Furniture Company, Inc.             2,185,725
     252,800        Homebase, Inc.                              1,706,400
     175,000        K2, Inc.                                    1,925,000
     120,500        Kellwood Co.                                3,283,625
     124,000        Kimball International, Inc., Class B        2,297,875
     147,600        La-Z-Boy Chair Co.                          2,712,150
      74,200        Libbey, Inc.                                2,300,200
     144,976        Midway Games, Inc.(1)                       1,422,577
      66,400        Movado Group, Inc.                          1,253,300
      43,000        Nautica Enterprises                           889,563
     153,500        Pittston Services Group                     4,566,625
     121,100        Polaris Industries, Inc.                    4,162,812
     141,100        Sbarro, Inc.                                3,315,850
      61,200        Shopko Stores, Inc.(1)                      1,916,325
      90,500        SOS Staffing Services, Inc.(1)                763,594
      98,500        Stride Rite Corp.                             898,813
      82,300        Suburban Lodges Of America, Inc.              653,256
      90,100        Tarrant Apparel Group, Inc.                 1,700,637
     125,700        Toll Brothers, Inc.                         2,914,669
      67,500        Toro Co.                                    1,493,437
     124,500        Universal Corp.                             4,622,062
                                                             ------------
                                                               87,547,133
                                                             ------------
                    Energy -- 2.3%
      54,600        Atwood Oceanics, Inc.                       1,535,625
      88,700        Cliffs Drilling Co.                         2,029,012
     272,500        Tesoro Petroleum Corp.(1)                   4,036,406
                                                             ------------
                                                                7,601,043
                                                             ------------


                       See Notes to Financial Statements
                                       56

                            THE GLENMEDE FUND, INC.
              Small Capitalization Equity Portfolio -- (Continued)
                            STATEMENT OF NET ASSETS
                                October 31, 1998



Common Stocks -- (Continued)
                    Financial Services -- 18.8%
      47,400        American Heritage Life Investment Corp.    $  986,513
     178,600        Amerin Corporation                          3,817,575
      60,000        Bank of Commerce/San Diego                    746,250
      77,200        Capital Re Corp.                            1,413,725
      66,300        Chartwell Re Corp.                          1,649,213
     156,200        Enhance Financial Services Group, Inc.      3,836,663
      88,800        First Hawaiian, Inc.                        3,540,900
      17,300        Greater Bay Bancorp                           553,600
     126,200        Harleysville Group, Inc.                    2,697,525
     201,938        Hubco, Inc.                                 5,452,326
      68,500        Landamerica Financial Group, Inc.           3,557,719
     126,500        Leasing Solutions, Inc.(1)                  1,288,719
      75,088        Liberty Corp.                               3,116,152
     197,900        Long Beach Financial Corp.                  1,422,406
      88,531        Metris Companies Inc.                       2,910,465
     150,000        Orion Capital Corp.                         5,128,125
     111,700        Presidential Life Corp.                     2,024,563
     126,600        Protective Life Corp.                       4,692,113
     350,900        Reliance Group Holdings                     4,890,669
     102,900        Resource Bancshares Mortgage Group, Inc.    1,517,775
     136,000        Selective Insurance Group, Inc.             2,490,500
     229,940        Washington Federal, Inc.                    6,136,524
                                                             ------------
                                                               63,870,020
                                                             ------------

                    Healthcare -- 6.1%
     141,200        Conmed Corp.(1)                             3,741,800
      85,000        Genesis Health                              1,147,500
     139,600        Hologic, Inc.                               1,910,775
     192,900        Integrated Health Services, Inc.            3,122,569
      66,700        Maxxim Medical Inc.(1)                      1,684,175
     240,150        Sierra Health Services(1)                   5,598,497
     259,100        Sun Healthcare Group, Inc.(1)               1,522,213
     107,300        Wesley Jessen VisionCare, Inc.              1,917,987
                                                             ------------
                                                               20,645,516
                                                             ------------

                       See Notes to Financial Statements
                                       57

                            THE GLENMEDE FUND, INC.
              Small Capitalization Equity Portfolio -- (Continued)
                            STATEMENT OF NET ASSETS
                                October 31, 1998

Common Stocks -- (Continued)
                    Real Estate -- 11.9%
      81,600        Amli Residential Properties               $ 1,836,000
      66,500        Apartment Investment & Management Co.       2,323,344
      13,100        Apartment Investment &
                      Management Co., Class E Pfd.                520,725
      75,800        Arden Realty Group                          1,639,175
     156,900        Bedford Property Investors, Inc.            2,804,588
     112,120        Bradley Real Estate, Inc.                   2,354,520
     100,000        CBL & Associates Properties                 2,606,250
     104,600        Chelsea GCA Realty, Inc.                    3,595,625
     145,500        Duke Realty Investments Inc.                3,473,813
      52,300        Felcor Lodging Trust Inc.                   1,232,319
     125,000        Glenborough Realty Trust, Inc.              2,679,688
      33,333        Insignia/Esg Holding                          424,996
      81,900        Kilroy Realty Corp.                         1,817,156
      89,300        Koger Equity, Inc.                          1,506,938
      79,500        Liberty Property Trust                      1,828,500
      54,700        MGI Properties, Inc.                        1,599,975
      83,500        Pacific Gulf Properties, Inc.               1,654,344
     100,000        Prime Group Realty Trust                    1,606,250
     169,100        TriNet Corporate Realty Trust, Inc.         4,861,625
                                                             ------------
                                                               40,365,831
                                                             ------------
                    Technology -- 10.3%
      87,662        Benchmark Electronics, Inc.(1)              2,065,536
     166,400        Cable Design Technologies(1)                2,745,600
     246,200        CHS Electronics, Inc.(1)                    2,400,450
     196,900        Digi International, Inc.                    2,953,500
     205,100        DSP Communications, Inc.(1)                 2,012,544
      13,850        Helix Technology Corp.                        158,409
      77,480        Hyperion Solutions Corp.                    2,324,400
     140,900        Neomagic Corp.                              2,360,075
      74,000        Pinnacle Systems, Inc.                      2,516,000
      50,300        Plexus Corp.(1)                             1,251,213
     287,100        Reynolds & Reynolds                         5,167,800

                       See Notes to Financial Statements
                                       58

                            THE GLENMEDE FUND, INC.
              Small Capitalization Equity Portfolio -- (Continued)
                            STATEMENT OF NET ASSETS
                                October 31, 1998

Common Stocks -- (Continued)
                    Technology (Continued)
     210,900        Sterling Software, Inc.(1)                $ 5,522,944
     221,700        Symantec Corp.                              3,547,200
                                                             ------------
                                                               35,025,671
                                                             ------------
                    Utilities -- 5.5%
      38,500        Eastern Enterprises                         1,580,906
      51,900        Eastern Utilities Associates                1,346,156
      80,100        New Jersey Resources Corp.                  3,078,844
      51,400        Northwest Natural Gas Co.                   1,432,775
      60,300        NUI Corp.                                   1,413,281
      30,000        People's Energy Corp.                       1,106,250
      53,500        Piedmont Natural Gas, Inc.                  1,859,125
     138,000        Public Service Co. Of New Mexico            3,044,625
      53,800        Washington Gas Light Corp.                  1,422,338
     100,000        Wicor, Inc.                                 2,437,500
                                                                ---------
                                                               18,721,800
                                                              -----------

                    Total Common Stocks
                      (Cost $330,364,051)                     334,553,067
                                                              -----------
      Face
     Amount
  ----------
                    Repurchase Agreement -- 1.5%
  $5,089,000        Agreement with Goldman Sachs & Co.,
                    5.1%, dated 10/30/98 to be repurchased
                    at $5,091,162 on 11/02/98, collateralized
                    by $5,200,065 U. S. Treasury Bonds,
                    9.00% due 11/15/18 (Cost $5,089,000)

                                                                5,089,000
                                                             ------------
Total Investments (Cost $335,453,051)2          100.1%       $339,642,067
Liabilities in Excess of OTHER Assets            (0.1)%          (252,061)
                                                ------       ------------
Net Assets                                      100.0%       $339,390,006
                                                ======       ============

                       See Notes to Financial Statements
                                       59

                            THE GLENMEDE FUND, INC.
                      Small Capitalization Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Concluded)
                                October 31, 1998

                                                                   Value
                                                                 --------
Net Asset Value PAR:
    Advisory Class Share ($307,596,199 divided by 20,131,315
      shares outstanding)                                        $  15.28
                                                                 ========
    Institutional Share ($31,793,807 divided by 2,078,876
      shares outstanding)                                        $  15.29
                                                                 ========
--------------------
1 Non-income producing security.
2 Aggregate cost for federal tax purposes was $335,123,554.

                       See Notes to Financial Statements
                                       60

                            THE GLENMEDE FUND, INC.
                           Large Cap Value Portfolio
                            STATEMENT OF NET ASSETS
                                October 31, 1998

      Shares                                                      Value
      ------                                                      -----
Common Stocks -- 97.8%
                    Financial Services -- 20.7%
      49,400        Allstate Corp.                             $2,127,287
      19,200        American General Corp.                      1,315,200
      19,069        Associates First Capital Corp.              1,344,364
      36,200        Bankamerica Corporation                     2,079,238
      28,100        Cigna Corp.                                 2,049,544
      30,700        Countrywide Credit Industries, Inc.         1,325,856
      51,200        Fleet Financial Group, Inc.                 2,044,800
      16,800        Golden West Financial Corp.                 1,523,550
                                                               ----------
                                                               13,809,839
                                                               ----------
                    Electronic Technology -- 16.6%
      24,700        Ceridian Corp.                              1,417,162
      21,400        EMC Corp.(1)                                1,377,625
      15,100        Intel Corp.                                 1,346,731
       9,000        International Business Machines Corp.       1,335,937
      67,800        Oracle Systems Corp.(1)                     2,004,337
      40,100        Sun Microsystems, Inc.(1)                   2,335,825
      12,800        Xerox Corp.                                 1,240,000
                                                               ----------
                                                               11,057,617
                                                               ----------
                    Utilities -- 12.8%
      46,875        Alltel Corp.                                2,194,336
      20,700        Columbia Energy Group                       1,198,013
      22,600        Consolidated Natural Gas Co.                1,193,563
      19,200        FPL Group, Inc.                             1,201,200
      29,400        Texas Utilities Co.                         1,286,250
      24,700        U.S. West Incorporated                      1,417,163
                                                               ----------
                                                                8,490,525
                                                               ----------
                    Consumer Non-Durables -- 8.4%
      35,000        Gannett Company, Inc.                       2,165,625
      24,300        McGraw-Hill, Inc.                           2,185,481
      30,300        VF Corp.                                    1,266,919
                                                               ----------
                                                                5,618,025
                                                               ----------

                       See Notes to Financial Statements
                                       61

                            THE GLENMEDE FUND, INC.
                           Large Cap Value Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1998

      Shares                                                      Value
      ------                                                      -----
Common Stocks -- (Continued)
                    Retail Trade -- 8.1%
      29,200        Dayton Hudson Corp.                        $1,237,350
      16,700        Dillards, Inc., Class A                       518,744
      56,050        Office Depot, Inc.(1)                       1,401,250
      25,600        SuperValu, Inc.                               614,400
      84,800        TJX Companies, Inc.                         1,605,900
                                                               ----------
                                                                5,377,644
                                                               ----------
                    Energy Minerals -- 7.7%
      23,400        Chevron Corp.                               1,907,100
      28,600        Phillips Petroleum Co.                      1,236,950
      60,100        USX Marathon Group                          1,964,519
                                                               ----------
                                                                5,108,569
                                                               ----------
                    Producer Manufacturing -- 4.2%
      33,900        Dana Corp.                                  1,417,444
      17,325        Honeywell, Inc.                             1,383,834
                                                               ----------
                                                                2,801,278
                                                               ----------
                    Consumer Durables -- 4.5%
      27,300        Ford Motor                                  1,481,025
      31,100        Maytag Corp.                                1,537,506
                                                               ----------
                                                                3,018,531
                                                               ----------
                    Health Care Services -- 4.4%
      24,900        Amgen, Inc.(1)                              1,956,206
      82,700        Healthsouth Corp.(1)                        1,002,738
                                                               ----------
                                                                2,958,944
                                                               ----------
                    Aerospace & Defense -- 4.0%
      22,600        General Dynamics Corp.                      1,337,637
      12,400        Sundstrand Corporation                        582,025
       7,700        United Technologies Corp.                     733,425
                                                               ----------
                                                                2,653,087
                                                               ----------
                       See Notes to Financial Statements
                                       62

                            THE GLENMEDE FUND, INC.
                           Large Cap Value Portfolio
                     STATEMENT OF NET ASSETS -- (Concluded)
                                October 31, 1998

      Shares                                                      Value
      ------                                                      -----
Common Stocks -- (Continued)
                    Transportation -- 3.6%
      44,800        Burlington Northern Corp.                  $1,383,200
      47,550        Southwest Airlines Co.                      1,007,466
                                                               ----------
                                                                2,390,666
                                                               ----------
                    Industrial Services -- 2.8%
      41,800        Waste Management                            1,886,225
                                                               ----------
                    Total Common Stocks
                      (Cost $61,590,394)                       65,170,950
                                                               ----------
Total Investments (Cost $61,590,394)(2)             97.8%    $ 65,170,950

Other Assets in Excess of Liabilities                2.2%       1,449,389
                                                   -----     ------------
Net Assets                                         100.0%    $ 66,620,339
                                                   =====     ============
NET ASSET VALUE ($66,620,339 divided by 5,659,366
  shares outstanding)                                            $  11.77
                                                                 ========
--------------------
(1) Non-income producing security.
(2) Aggregate cost for federal tax purposes was $61,728,170.

                       See Notes to Financial Statements
                                       63

                             THE GLENMEDE FUND, INC.
                             International Portfolio
                             STATEMENT OF NET ASSETS
                                October 31, 1998


      Shares                                                      Value
      ------                                                      -----
FOREIGN SECURITIES -- 98.2%
                    United Kingdom -- 19.7%
     756,500        Allied Zurich PLC(1)                      $ 8,947,965
   1,353,312        Associated British Foods PLC               12,950,600
     864,300        BOC Group PLC                              12,637,812
     756,500        British American Tobacco(1)                 6,752,107
     950,000        British Petroleum Co.                      14,010,120
   5,500,000        British Steel Pl                            9,385,530
   3,920,312        BTR PLC                                     6,837,426
   1,535,000        Cadbury Schweppes PLC                      23,484,863
   2,000,000        Caradon PLC                                 4,149,040
   1,100,000        De LA Rue PLC                               3,211,324
     225,000        Hyder PLC, Cumulative, Redeemable
                      Preference Shares, 7.875%(1)                 449,88
     635,333        Hyder PLC, Ordinary Shares                  8,731,823
   2,396,250        Iceland Group PLC                           7,877,540
   2,925,000        Johnson Matthey PLC                        16,466,712
   3,850,000        Mirror Group PLC                            9,371,728
   1,310,000        Rio Tinto PLC                              15,944,108
   2,413,200        Scottish Power PLC                         23,658,482
   1,370,000        Tate & Lyle PLC                             7,867,324
   4,435,900        Tomkins PLC                                20,445,573
   1,120,500        Wh Smith Group PLC, Class A                10,291,535
                                                              -----------
                                                              223,471,440
                                                              -----------
                    Japan -- 19.2%
     158,600        Acom Co., Ltd.                              8,873,204
     571,000        Aoyama Trading Co., Ltd.                   14,108,156
     412,000        Canon Inc.                                  7,807,322
     900,000        Chugai Pharmaceutical Co.                   8,198,694
     465,000        Dai Nippon Printing Co., Ltd.               7,173,212
     596,000        Denso Corp.                                11,242,867
       2,580        East Japan Railway Co.                     15,321,244
   2,000,000        Fuji Heavy Industry Ltd.                    9,969,062
     410,000        Fuji Photo Film Ltd.                       15,045,548

                       See Notes to Financial Statements
                                       64

                             THE GLENMEDE FUND, INC.
                             International Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1998


      Shares                                                      Value
      ------                                                      -----
FOREIGN SECURITIES -- (Continued)
                    Japan-- (Continued)
     430,000        Honda Motor Co.                           $12,933,998
     170,000        Ito Yokado Co., Ltd.                        9,934,685
     684,000        Kao Corp.                                  13,872,809
     647,000        Kirin Brewery Co., Ltd.                     7,061,619
     178,000        Nintendo Corp., Ltd.                       15,083,190
         220        NTT Docomo                                  7,959,780
     205,000        Rohm Co.                                   18,146,270
     180,000        Sony Corp.                                 11,447,233
     305,000        Takefuji Corp.                             16,277,501
     620,000        Wacoal Corp.                                7,075,971
                                                              -----------
                                                              217,532,365
                                                              -----------
                    France -- 10.5%
      80,030        Compagnie de Saint-Gobain                  11,845,195
      84,200        Groupe Danone                              22,271,603
     224,745        Lafarge SA                                 22,985,606
     276,000        Lagardere Groupe                           11,112,159
     310,000        SCOR SA                                    17,783,820
     176,858        Elf Aquitaine SA                           20,476,384
     200,000        Pernod-Ricard                              13,324,450
                                                              -----------
                                                              119,799,217
                                                              -----------
                    Spain -- 7.8%
     651,000        Dragados Construcciones SA                 19,394,539
   1,513,000        Iberdrola SA1                              24,444,819
     385,000        Repsol ADR                                 19,250,000
     188,900        Telefonica de Espana ADR                   25,867,494
                                                              -----------
                                                               88,956,852
                                                              -----------
                    Italy -- 7.3%
  11,439,990        Bennetton Group S.p.A.                     19,171,412
     247,000        Ente Nazionale Idrocarbure S.p.A.          15,005,250
     442,000        Istituto Mobiliare Italiano ADR            20,497,750
   3,838,330        Telecom Italia S.p.A.                      27,768,138
                                                              -----------
                                                               82,442,550
                                                              -----------
                       See Notes to Financial Statements
                                       65

                             THE GLENMEDE FUND, INC.
                             International Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1998

      Shares                                                      Value
      ------                                                      -----
FOREIGN SECURITIES -- (Continued)
                    Germany -- 6.8%
     360,000        Bayer AG                                  $14,510,870
     314,000        Deutsche Bank AG                           20,298,128
     180,000        Deutsche Telekom AG                         4,869,565
     335,000        Hoechst AG                                 13,978,563
      99,000        Siemens AG                                  6,014,130
      47,290        Siemens AG-- ADR                            2,908,335
     275,200        Veba AG                                    15,106,087
                                                              -----------
                                                               77,685,678
                                                              -----------
                    Australia -- 6.0%
   4,185,000        Boral Ltd.                                  6,802,801
   1,200,000        Commonwealth Bank of Australia             14,922,274
   3,146,000        Email Ltd.                                  4,720,510
   6,600,000        Foster's Brewing Group                     16,216,438
     637,758        Lend Lease Corp. Ltd.                      14,073,842
   1,870,789        Westpac Banking Corp., Ltd.                11,380,376
                                                              -----------
                                                               68,116,241
                                                              -----------
                    Sweden -- 4.2%
     872,333        Astra AB                                   13,707,658
   1,235,000        Electrolux AB - Series B                   18,614,428
     450,000        SKF AB - Series B                           5,166,310
     480,000        Volvo AB - Series B                        10,374,950
                                                              -----------
                                                               47,863,346
                                                              -----------
                    Netherlands -- 4.0%
     468,900        Akzo Nobel                                 18,223,844
     830,000        Algemene Bank Nederland                    15,551,392
     171,323        Royal KPN N.V.                              6,745,843
     171,323        TNT Post Group N.V. - ADR                   4,561,475
                                                              -----------
                                                               45,082,554
                                                              -----------
                    Norway -- 3.4%
   4,580,000        Christiania Bank OG                        16,061,438

                       See Notes to Financial Statements
                                       66

                             THE GLENMEDE FUND, INC.
                             International Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1998

      Shares                                                      Value
      ------                                                      -----
FOREIGN SECURITIES -- (Continued)
                    Norway -- (Continued)
     317,000        Kvaerner AS00                             $ 6,851,026
     355,000        Norsk Hydro ASA0                           15,441,077
                                                            -------------
                                                               38,353,541
                                                            -------------
                    Finland -- 3.1%
     381,200        Oy Nokia AB - Series A ADR                 35,475,425
                                                            -------------
                    Belgium -- 1.9%
      59,000        Electrabel SA                              21,762,295
                                                            -------------
                    Canada -- 1.6%
     300,000        Magna International Inc. - Class A         18,618,750
                                                            -------------
                    Denmark -- 1.2%
     175,000        Uni-Danmark                                13,347,953
                                                            -------------
                    New Zealand -- 0.9%
   2,320,000        Telecom Corp. New Zealand                   9,515,016
      95,000        Tranz Rail Holdings - ADR                     504,687
                                                            -------------
                                                               10,019,703
                                                            -------------
                    Singapore -- 0.6%
   1,080,000        Singapore Airlines, Ltd.                    6,646,154
                                                            -------------
                    Total FOREIGN SECURITIES
                      (Cost $904,784,249)                   1,115,174,064
                                                            -------------

    Face
   Amount
   ------

Repurchase Agreement -- 1.6%

$17,941,000         Agreement with Goldman,Sachs & Co 5.1%
                    dated 10/30/98, to be repurchased at
                    $17,948,625 on 11/2/98 collateralized by
                    $18,314,333 U.S. Treasury Bonds, 8.5%
                    due 2/15/02 (Cost $17,941,000)             17,941,000
                                                            -------------

Total Investments (Cost $922,725,249)2            99.8%    $1,133,115,064

Other Assets in Excess of Liabilities              0.2          2,076,741
                                                 -----     --------------
Net Assets                                       100.0%    $1,135,191,805
                                                 =====     ==============

                       See Notes to Financial Statements
                                       67

                             THE GLENMEDE FUND, INC.
                             International Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1998

                                                                  Value
                                                                  -----
NET ASSET VALUE ($1,135,191,805 divided by 72,470,834
  shares outstanding)                                           $   15.66
                                                                =========
------------
(1) Non-income producing security.
(2) Aggregate cost for federal tax purposes was $944,340,516.

ABBREVIATION:
ADR -- American Depositary Receipts

                       See Notes to Financial Statements
                                       68

                            THE GLENMEDE FUND, INC.
                            International Portfolio
                             SECTOR DIVERSIFICATION

          On October 31, 1998, sector diversification of the Portfolio was as follows (Unaudited):

                                        % of Net
                                         Assets        Value
                                        --------   ------------
INDUSTRIES:
    Financial Services                    12.2%    $137,935,918
    Food & Beverage                        9.1      103,176,897
    Electronics                            8.2       92,978,919
    Chemicals                              6.5       74,396,635
    Telecommunications                     6.3       71,026,451
    Oil & Gas                              6.2       69,837,720
    Engineering & Construction             6.0       67,879,167
    Automotive                             5.5       63,139,625
    Utilities                              5.0       57,284,952
    Industrial                             4.6       51,830,758
    Miscellaneous Industries               3.0       33,649,657
    Retail                                 2.8       32,277,230
    Electrical                             2.7       30,684,760
    Manufacturing                          2.5       28,501,248
    Apparel & Textiles                     2.3       26,247,382
    Banking                                2.2       24,795,185
    Consumer Durables/Non-Durables         2.1       23,807,493
    Transportation                         2.0       22,472,085
    Health Care & Pharmaceuticals          1.9       21,906,351
    Printing & Publishing                  1.7       19,756,263
    Insurance                              1.6       17,783,819
    Energy                                 1.2       14,010,120
    Consumer Services                      1.2       13,534,570
    Housing & Home Furnishings             0.8        9,515,016
    Commercial Services                    0.6        6,745,843
                                        -------- --------------

TOTAL FOREIGN SECURITIES                  98.2%  $1,115,174,064
REPURCHASE AGREEMENT                       1.6       17,941,000
                                        -------- --------------
TOTAL INVESTMENTS                         99.8%  $1,133,115,064
                                        ======== ==============

                       See Notes to Financial Statements
                                       69

                            THE GLENMEDE FUND, INC.
                     Institutional International Portfolio
                            STATEMENT OF NET ASSETS
                                October 31, 1998

      Shares                                                      Value
      ------                                                      -----
FOREIGN SECURITIES -- 96.3%
                    Japan -- 19.2%
      12,800        Acom Co., Ltd.                          $     716,122
      42,300        Aoyama Trading Co. Ltd.                     1,045,140
      46,000        Canon Inc.                                    871,691
      70,000        Chugai Pharmaceutical Co.                     637,676
      36,000        Dai Nippon Printing Co. Ltd.                  555,346
      43,000        Denso Corp.                                   811,147
         190        East Japan Railway Co.                      1,128,309
     255,000        Fuji Heavy Industry                         1,271,055
      31,000        Fuji Photo Film Ltd.                        1,137,590
      30,000        Honda Motor Co.                               902,372
      22,000        Ito Yokado Co. Ltd                          1,285,665
      84,000        Kao Corp.                                   1,703,678
      47,000        Kirin Brewery Co., Ltd.                       512,977
      13,000        Nintendo Corp. Ltd.                         1,101,581
          18        NTT Docomo                                    651,255
      15,000        Rohm Company                                1,327,776
      11,000        Sony Corp.                                    699,553
      25,000        Takefuji Corp.                              1,334,221
     110,000        Wacoal Corp.                                1,255,414
                                                            -------------
                                                               18,948,568
                                                            -------------
                    United Kingdom -- 19.2%
      55,000        Allied Zurich PLC(1)                          650,546
     123,688        Associated British Foods PLC                1,183,640
      75,500        BOC Group PLC                               1,103,963
      55,000        British American Tobacco(1)                   490,900
      95,000        British Petroleum Co.                       1,401,012
     775,000        British Steel Pl                            1,322,507
     327,437        BTR PLC                                       571,084
     110,000        Cadbury Schweppes PLC                       1,682,954
     175,000        Caradon PLC                                   363,041
      80,000        De LA Rue PLC                                 233,551
      15,300        Hyder PLC ,Cumulative, Redeemable
                      Preference Shares, 7.875%(1)                 30,588

                       See Notes to Financial Statements
                                       70

                            THE GLENMEDE FUND, INC.
                     Institutional International Portfolio
                            STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1998

      Shares                                                      Value
      ------                                                      -----
FOREIGN SECURITIES-- (Continued)
                    United Kingdom -- (Continued)
      48,866        Hyder PLC, Ordinary Shares                $   671,599
     160,000        Iceland Group PLC                             525,991
     257,500        Johnson Matthey PLC                         1,449,634
     279,000        Mirror Group Newspapers PLC                   679,146
     119,000        Rio Tinto PLC                               1,448,358
     176,262        Scottish Power PLC                          1,728,034
      98,000        Tate & Lyle PLC                               562,772
     390,500        Tomkins PLC                                 1,799,859
     109,800        Wh Smith-- Class A                          1,008,488
                                                              -----------
                                                               18,907,667
                                                              -----------
                    France -- 10.6%
       6,925        Compagnie de Saint-Gobain                   1,024,965
       7,000        Groupe Danone                               1,851,559
      16,944        Lafarge SA                                  1,732,933
      35,000        Lagardere Groupe                            1,409,151
      19,700        Pernod-Ricard                               1,312,458
      24,000        SCOR SA                                     1,376,812
      14,642        Elf Aquitane SA                             1,695,231
                                                              -----------
                                                               10,403,109
                                                              -----------
                    Germany -- 7.3%
      32,000        Bayer AG                                    1,289,855
      26,000        Deutsche Bank AG                            1,680,737
      15,600        Deutsche Telekom AG                           422,029
      27,000        Hoechst AG                                  1,126,631
      12,000        Siemens AG                                    728,986
      13,110        Siemens AG-- ADR                              806,265
      20,800        Veba AG                                     1,141,739
                                                              -----------
                                                                7,196,242
                                                              -----------
                    Spain -- 7.1%
      51,000        Dragados Construcciones SA                  1,519,388
     114,000        Iberdrola SA1                               1,841,844

                       See Notes to Financial Statements
                                       71

                            THE GLENMEDE FUND, INC.
                     Institutional International Portfolio
                            STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1998

      Shares                                                      Value
      ------                                                      -----
FOREIGN SECURITIES -- (Continued)
                    Spain -- (Continued)
      33,400        Repsol SA-- ADR                           $ 1,670,000
      14,600        Telefonica de Espana -- ADR                 1,999,288
                                                              -----------
                                                                7,030,520
                                                              -----------
                    Italy -- 7.0%
     962,000        Bennetton Group S.p.A.                      1,612,143
      24,000        ENI S.p.A.-- ADR                            1,458,000
      39,000        Istituto Mobiliare Italiano ADR             1,808,625
     272,215        Telecom Italia S.p.A                        1,969,321
                                                              -----------
                                                                6,848,089
                                                              -----------
                    Australia -- 6.2%
     350,000        Boral Ltd.                                    568,932
     120,000        Commonwealth Bank of Australia              1,492,227
     230,000        Email Ltd                                     345,110
     725,000        Foster's Brewing Group                      1,781,351
      46,527        Lend Lease Corp. Ltd.                       1,026,743
     140,825        Westpac Banking Corp. Ltd.                    856,666
                                                              -----------
                                                                6,071,029
                                                              -----------
                    Sweden -- 3.9%
      72,000        Astra AB                                    1,131,393
      90,000        Electrolux AB-- Series B                    1,356,517
      35,000        Skf AB -- Series B                            401,824
      46,000        Volvo AB-- Series B                           994,266
                                                              -----------
                                                                3,884,000
                                                              -----------
                    Netherlands -- 3.8%
      41,200        Akzo Nobel                                  1,601,242
      63,200        Algemene Bank Nederland                     1,184,154
      11,000        Koninklijke KPN                               427,516
       4,168        Royal KPN N.V.                                164,115
       4,168        TNT Post Group N.V.-- ADR                     110,973
      11,000        TNT Post Group N.V.                           294,433
                                                              -----------
                                                                3,782,433
                                                              -----------

                       See Notes to Financial Statements
                                       72

                            THE GLENMEDE FUND, INC.
                     Institutional International Portfolio
                            STATEMENT OF NET ASSETS -- (Continued)
                                October 31, 1998

      Shares                                                      Value
      ------                                                      -----
FOREIGN SECURITIES -- (Continued)
                    Norway -- 3.1%
     315,000        Christiania Bank                           $1,104,662
      22,400        Kvaerner AS                                   484,110
      34,700        Norsk Hydro                                 1,509,311
                                                              -----------
                                                                3,098,083
                                                              -----------
                    Finland -- 2.8%
      30,000        Oy Nokia AB -- Series A ADR                 2,791,875
                                                              -----------
                    Belgium -- 2.0%
       5,300        Electrabel SA                               1,954,918
                                                              -----------
                    Canada -- 1.5%
      24,211        Magna International-- Class A               1,502,595
                                                              -----------
                    Denmark -- 1.1%
      14,500        Uni-Danmark                                 1,105,973
                                                              -----------
                    New Zealand -- 0.9%
     194,000        Telecom Corp New Zealand                      795,652
      10,000        Tranz Rail Holdings                            53,125
                                                              -----------
                                                                  848,777
                                                              -----------
                    Portugal -- 0.1%
       5,000        Electricidade de Portugal                     125,736
                                                              -----------
                    Singapore -- 0.5%
      85,000        Singapore Airlines Ltd                        523,077
                                                              -----------

                    TOTAL FOREIGN SECURITIES
                      (Cost $77,868,158)                       95,022,691
                                                              -----------

    Face
   Amount
   ------
Repurchase Agreement -- 3.6%
  $3,585,000        Agreement with Goldman, Sachs & Co,
                    5.1% dated 10/30/98 , to be
                    repurchased at $3,586,523 on 11/2/98
                    collateralized by $3,665,528
                    U.S. Treasury Bonds 11.625% due 11/15/02
                    (Cost $3,585,000)                           3,585,000
                                                              -----------

                       See Notes to Financial Statements
                                       73

                            THE GLENMEDE FUND, INC.
                     Institutional International Portfolio
                     STATEMENT OF NET ASSETS -- (Concluded)
                                October 31, 1998

                                                                  Value
                                                                  -----
Total Investments (Cost $81,453,158)(2)             99.9%    $ 98,607,691

Other Assets in ExCess of Liabilities                0.1          119,417
                                                   -----     ------------
Net Assets                                         100.0%    $ 98,727,108
                                                   =====     ============
NET ASSET VALUE ($98,727,108 divided by 6,357,908
    shares outstanding)                                         $   15.53
                                                                =========
--------------------

(1) Non-income producing security.
(2) Aggregate cost for federal tax purposes was $83,157,219.

ABREVIATION:
ADR -- American Depositary Receipts

                       See Notes to Financial Statements
                                       74

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                     Institutional International Portfolio

                             SECTOR DIVERSIFICATION

          On October 31, 1998, sector diversification of the Portfolio was as follows (Unaudited)


                                                          % of
                                                        Net Assets      Value
                                                       -----------   -----------
INDUSTRIES:
Financial Services                                       11.3%       $11,204,171
Food & Beverage                                           9.0          8,887,710
Electronics                                               7.7          7,542,557
Chemicals                                                 6.3          6,259,279
Telecommunications                                        6.0          5,874,813
Automotive                                                5.6          5,481,434
Utilities                                                 5.5          5,413,804
Engineering & Construction                                5.4          5,330,328
Oil & Gas                                                 4.9          4,823,231
Industrial                                                4.8          4,757,528
Electrical                                                3.7          3,615,903
Miscellaneous Industries                                  3.2          3,121,680
Consumer Durables/Non-Durables                            3.0          2,989,343
Apparel & Textiles                                        2.9          2,867,557
Retail                                                    2.6          2,579,619
Manufacturing                                             2.1          2,103,451
Banking                                                   1.8          1,805,526
Health Care & Pharmaceuticals                             1.8          1,769,068
Transportation                                            1.7          1,704,510
Consumer Services                                         1.7          1,685,547
Printing & Publishing                                     1.5          1,468,042
Energy                                                    1.4          1,401,012
Insurance                                                 1.4          1,376,811
Housing & Home Furnishings                                0.8            795,652
Commercial Services                                       0.2            164,115
                                                         ----        -----------
TOTAL FOREIGN SECURITIES                                 96.3%       $95,022,691
REPURCHASE AGREEMENT                                      3.6          3,585,000
                                                         ----        -----------
TOTAL INVESTMENTS                                        99.9%       $98,607,691
                                                         ====        ===========


                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------

                           Emerging Markets Portfolio

                            STATEMENT OF NET ASSETS

                                October 31, 1998



    Shares                                                             Value
--------------                                                    --------------
COMMON STOCKS -- 98.3%
South Africa -- 14.9%
    12,000        Anglo American Corp.                                $  391,986
    60,000        Anglo American Platinum                                912,343
    29,060        Anglogold Ltd.                                       1,481,592
        33        Bidvest Group Ltd.                                         239
       912        Dimension Data Holdings Ltd.                             4,193
    96,000        Gold Fields Ltd. (2)                                   669,767
   225,900        Harmony Gold Mining Co. (2)                          1,141,623
    12,000        Impala Platinum Holdings                               131,163
 1,119,900        Iscor Ltd.                                             284,483
    40,000        JD Group Ltd.                                          186,047
    36,000        Liberty Life Association                               618,247
   420,000        Metro Cash & Carry Ltd.                                285,510
    10,000        Nedcor Ltd.                                            200,358
    64,800        Persetel Data Holdings                                 643,363
   120,000        Sappi Ltd.                                             601,073
    38,000        South African Breweries                                739,606
                                                                      ----------
                                                                       8,291,593
                                                                      ----------
South Korea -- 11.2%
     7,800        Dae Duck Electronics                                   554,522
    60,580        Daewoo Heavy Industries                                227,979
   182,000        Housing & Commercial BAN                               718,058
    98,000        Korea Electric Power                                 1,747,344
    73,500        LG Chemical Limited                                    571,605
    23,500        LG Information & Communication                         540,250
    27,443        Medison Company Ltd.                                   303,997
    14,388        Samsung Display Devices                                540,369
    46,020        Samsung Electro Mechanic                               576,123
     1,513        Samsung Electronics                                     61,989
     1,717        Samsung Fire & Marine                                  429,901
                                                                      ----------
                                                                       6,272,137
                                                                      ----------

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           Emerging Markets Portfolio

                      STATEMENT OF NET ASSETS--(Continued)

                                October 31, 1998


    Shares                                                             Value
--------------                                                    --------------
COMMON STOCKS -- (Continued)
India -- 9.3%
    45,000       Bajaj Auto GDR                                       $  765,000
    22,500       Hindalco Industries GDR                                 264,375
    47,000       Indian Tobacco Company Ltd GDR                          940,000
   196,049       India Access Fund (2)                                 1,298,825
   158,700       India Fund (2)                                          981,956
    52,000       Larsen and Toubro GDR                                   351,000
    26,000       Mahanagar Telephone Nigam Ltd ADR                       285,350
    60,000       Reliance Industries GDR                                 306,000
                                                                      ----------
                                                                       5,192,506
                                                                      ----------
Taiwan -- 8.4%
   135,288       Accton Technology (2)                                   389,629
    60,240       Advanced Semiconductor Engineering (2)                  775,590
    76,875       Asia Cement GDR                                         711,094
    38,500       Asustek Computer Inc. (2)                               294,525
    49,000       China Steel Corp GDR                                    674,975
    45,800       Fuban Insurance (2)                                     578,225
   133,280       Walsin Lihwa GDR (2)                                    669,732
    80,000       Yang Ming Marine Transport (2)                          566,000
                                                                      ----------
                                                                       4,659,770
                                                                      ----------
China -- 8.1%
 1,621,000       Beijing Datang Power                                    502,344
    19,000       China International Marine (1)                            9,813
   363,000       China Telecommunications (2)                            681,987
   401,900       Chiwan Wharf Holdings `B' (1)                            64,870
 1,195,200       Founder Hong Kong Ltd.                                  233,037
   814,000       Guangdong Kelon Electric                                693,705
   600,000       Heilongjiang Electric (2)                               240,000
   899,000       Huaneng Power International (2)                         313,422
   336,000       NG Fung Hong                                            297,192
 1,223,000       Qingling Motors Company                                 225,823
   635,000       Shanghai Dazhong Taxi (2)                               298,450
   544,800       Wuxi Little Swan (1)                                    270,835

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           Emerging Markets Portfolio

                      STATEMENT OF NET ASSETS--(Continued)

                                October 31, 1998


    Shares                                                             Value
--------------                                                    --------------
COMMON STOCKS -- (Continued)
China -- (Continued)
 1,900,000    Zhenjiang Expressway Co.                                $  372,910
 1,604,000    Zhenhai Refining                                           327,241
                                                                      ----------
                                                                       4,531,629
                                                                      ----------
Thailand -- 7.6%
    83,500    Advanced Info Service                                      614,138
 1,100,000    Bank of Asia (2)                                           539,363
    72,600    Bec World PLC                                              446,952
    73,500    Delta Electronics (F)                                      390,425
   217,929    Electricity Generating Pub. Co. (2)                        575,841
    72,200    Grammy Entertainment PLC (1)                               312,716
    31,000    Ptt Exploration & Production (2)                           298,938
   831,000    Thai Farmers Bank (2)                                    1,052,615
                                                                      ----------
                                                                       4,230,988
                                                                      ----------
Indonesia -- 4.8%
    31,000    Asia Pulp and Paper (2)                                    259,625
    36,800    Freeport-McMoran Copper B                                  453,100
   394,000    PT Gudang Garam Tbk                                        362,268
   140,100    PT Telekomunikas Indonesia ADR                             700,500
 3,119,000    Ramayana Lestari Sentosa (1)                               418,658
   567,500    Semen Gresik (Pers) Tbk                                    472,282
                                                                      ----------
                                                                       2,666,433
                                                                      ----------
Philippines -- 3.6%
 1,417,000    Ayala Land                                                 431,797
   635,000    Cosmos Bottling Pfd. (1)                                   116,891
 3,835,500    International Container Terminal Services Inc.             257,608
   140,500    Manila Electric Co.                                        415,908
    16,000    Philippine Long Distance Telephone Co.                     390,000
 2,284,000    SM Prime Holdings                                          386,348
                                                                      ----------
                                                                       1,998,552
                                                                      ----------

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           Emerging Markets Portfolio

                      STATEMENT OF NET ASSETS--(Continued)

                                October 31, 1998


    Shares                                                             Value
--------------                                                    --------------
COMMON STOCKS -- (Continued)
Israel -- 3.4%
    52,000       Dor Energy (2)                                       $  113,100
     8,500       ECI Telecom ADR (2)                                     281,562
    15,000       Gilat Satellite Networks (2)                            697,500
   235,046       Makhteshim-Agan Industries (2)                          417,519
     6,400       Nice Systems Ltd ADR (2)                                121,600
    30,000       Scitex Corporation (2)                                  258,750
                                                                      ----------
                                                                       1,890,031
                                                                      ----------
Brazil -- 3.3%
       178       Banco Bradesco SA Pfd.                                        1
   989,000       Banco Itau SA Pfd.                                      480,902
 6,145,200       Caemi Mineracao E Metal                                 131,322
    39,000       Cia Vale Do Rio Doce                                    425,050
    19,000       Cia Vale Do Rio Doce Pfd.                               286,720
 6,168,000       Embratel (2)                                             46,022
48,000,000       Lojas Americanas SA Pfd. (2)                            247,485
 6,168,000       Telebras On Ord                                             672
 6,168,000       Telecelular Sul (2)                                       3,723
 6,168,000       Telecentro Oeste Celular (2)                              3,878
 6,168,000       Telecentro Sul Participacoes (2)                         28,441
 6,168,000       Teleleste Celular (2)                                     1,913
 6,168,000       Telemig Celular (2)                                       3,465
 6,168,000       Telenordeste Celular (2)                                  2,327
 6,168,000       Telenorte Celular Participacoes (2)                       1,241
 6,168,000       Telenorte Leste Participacoes (2)                        35,163
 6,168,000       Telesp Celular Participacoes (2)                         17,581
 6,168,000       Telesp Participacoes SA (2)                             110,660
 6,168,000       Telesudeste Celular Participacoes (2)                    12,152
                                                                      ----------
                                                                       1,838,718
                                                                      ----------
Czech Republic -- 3.3%
    10,000       CEZ (2)                                                 227,629
       663       Milo Olomouc Czk1000 (1),(2)                              3,456
   105,000       SPT Telecom (2)                                       1,589,900
                                                                      ----------
                                                                       1,820,985
                                                                      ----------


                       See Notes to Financial Statements.

                           -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           Emerging Markets Portfolio

                      STATEMENT OF NET ASSETS--(Continued)

                                October 31, 1998


    Shares                                                             Value
--------------                                                    --------------
COMMON STOCKS -- (Continued)
Egypt -- 2.4%
    4,100       Alexandria Real Estate (2)                             $ 154,411
   62,810       Arabian International Construction (2)                   456,450
   11,600       EFG Hermes GDR (2)                                       133,400
       25       Egypt Starch & Glucose                                       265
    3,900       Egyptian International Pharmaceuticals                   196,913
   41,666       Egyptian Mobile Phone (2)                                223,841
      200       Financial & Industrial                                     3,387
    8,500       Oriental Weavers Company                                 183,401
                                                                       ---------
                                                                       1,352,068
                                                                       ---------
Poland -- 2.3%
   21,000       Bank Polska Kasa Opieki (2)                              240,994
   46,000       Elektrim SA                                              547,937
   81,000       Kghm Polska Miedz                                        289,454
   29,000       Kghm Polska Miedz ADR                                    222,720
                                                                       ---------
                                                                       1,301,105
                                                                       ---------
Morocco -- 2.2%
    4,600       Omnium Nord Africain (1)                                 603,934
    4,900       Wafabank1                                                649,712
                                                                       ---------
                                                                       1,253,646
                                                                       ---------
Malaysia -- 2.2%5
  127,000       Genting Berhad (1)                                       176,530
  138,000       Kian Joo Can Factory (1)                                 117,576
  198,000       Kuala Lumpur Kepong (1)                                  176,616
  792,000       Malayan Cement BHD (1)                                   190,080
  131,000       Malaysian Pacific Industries (1)                         104,014
   54,000       Nestle Malaysia BHD (1)                                  140,400
  144,000       Star Publications (1)                                    119,808
  164,000       Telekom Malaysia (1)                                     223,040
                                                                       ---------
                                                                       1,248,064
                                                                       ---------

                       See Notes to Financial Statements.

                           -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           Emerging Markets Portfolio

                      STATEMENT OF NET ASSETS--(Continued)

                                October 31, 1998


    Shares                                                             Value
--------------                                                    --------------
COMMON STOCKS -- (Continued)
Lebanon -- 1.5%
  13,000      Banque Audi GDR (1)                                       $352,300
  10,400      Banque Liban Outre GDR (1)                                 314,600
  15,200      Solidere GDR                                               163,400
                                                                        --------
                                                                         830,300
                                                                        --------
Russia -- 1.3%
  26,000      Gazprom ADR                                                242,450
  16,000      Lukoil ADR = 4 Shs                                         256,000
  32,000      Rostelekom Sponsored ADR                                   122,000
  34,000      Surgutneftegaz ADR                                          72,250
  18,000      UES Ser3 CSFB (2)                                           56,250
                                                                        --------
                                                                         748,950
                                                                        --------
Greece -- 1.4%
  28,830      Aegek                                                      118,865
  17,700      Aktor (2)                                                  160,738
  25,000      Delta Dairy                                                293,673
  24,000      Hellenic Technodomiki                                      157,811
     270      Hellenic Technodomiki Rights (2)                               199
   2,066      Hellenic Telecommunication Organization SA                  46,996
     840      Lambrakis Press (2)                                         10,450
                                                                        --------
                                                                         788,732
                                                                        --------
Argentina -- 1.4%
  50,500      Nobleza Piccardo ARS (1)                                   176,810
  20,300      YPF Sociedad Anonima                                       587,431
                                                                        --------
                                                                         764,241
                                                                        --------
Mexico -- 1.3%
  50,000      Controladora Comercial                                      31,674
 625,000      Grupo Gigante SA Series (2)                                157,750
 178,000      Grupo Mexico SA                                            452,796
  10,200      Pepsi Gemex SA Spons GDR                                    66,300
                                                                        --------
                                                                         708,520
                                                                        --------


                       See Notes to Financial Statements.

                           -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           Emerging Markets Portfolio

                      STATEMENT OF NET ASSETS--(Continued)

                                October 31, 1998


    Shares                                                             Value
--------------                                                    --------------
COMMON STOCKS -- (Continued)
Turkey -- 1.1%
 9,255,250      Aksa Akrilik (1)                                      $  122,190
17,817,000      Haci Omer Sabanci                                        269,270
 2,334,000      Kartonsan Karton Sanayi                                   68,926
10,700,000      Turcas Petroculuk AS                                     159,851
                                                                      ----------
                                                                         620,237
                                                                      ----------
Sri Lanka -- 0.8%
    89,677      John Keells Holdings Ltd.                                254,118
   300,000      Lanka Lubricant (1)                                      214,765
                                                                      ----------
                                                                         468,883
                                                                      ----------
Peru -- 0.7%
    31,000      Southern Peru Copper Corp.                               370,062
                                                                      ----------
Slovakia -- 0.4%
     2,000      Chirana Prema AS (1),(2)                                   6,858
     5,700      Slovnaft AS (1)                                          105,869
    19,000      Vychodoslovenske Zelezia (1)                             114,013
                                                                      ----------
                                                                         226,740
                                                                      ----------
Chile -- 0.3%
     9,510      Compania Cerveceria Unida ADR                            171,180
                                                                      ----------
Hungary -- 0.3%
     6,900      Borsodchem GDR                                           169,947
                                                                      ----------
Pakistan -- 0.3%
       500      Indus Motors Co. Ltd.                                         90
        40      Maple Leaf Cement Industries (2)                               2
    10,000      Pakistan State Oil Co. Ltd.                                9,865
   400,000      Pakistan Telecom Corp. Ltd. (2)                          139,802
                                                                      ----------
                                                                         149,759
                                                                      ----------
Venezuela -- 0.2%
    25,812      Ceramica Carabobo (1)                                     22,586
     7,666      International Briquettes Holdings (1),(2)                 33,539


                       See Notes to Financial Statements.

                           -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                           Emerging Markets Portfolio

                      STATEMENT OF NET ASSETS--(Continued)

                                October 31, 1998


    Shares                                                             Value
--------------                                                    --------------
COMMON STOCKS -- (Continued)
Venezuela -- (Continued)
 38,438   Sudamtex de Venezuela (1)                                  $    50,089
113,400   Venepal S.A. C.A. ADR 144A (1),(3)                              14,175
                                                                     -----------
                                                                         120,389
                                                                     -----------
Malawi -- 0.1%
 10,200   Press Corp. (1),(2)                                             71,400
                                                                     -----------
Slovenia -- 0.1%
  7,300   SKB Bank GDR                                                    49,093
                                                                     -----------
Kenya -- 0.1%
 46,094   Kenya Commercial Bank                                           45,630
                                                                     -----------
Total Investments (Cost $64,739,970)(4)                98.3%         $54,852,288
Other Assets in Excess of Liabilities                   1.7              936,315
                                                      -----          -----------
Net Assets                                            100.0%         $55,788,603
                                                      =====          ===========
NET ASSET VALUE ($55,788,603 divided by 9,504,634
shares outstanding)                                                  $      5.87
                                                                     ===========

--------------------
(1)  Illiquid Security.
(2)  Non-income producing security.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(4)  Aggregate cost for federal tax purposes was $65,375,605.

(5) As of September 1, 1998, the repatriation of proceeds received from the sale of Malaysian securities has been blocked until at least 9/1/99. These securities are considered illiquid and are being fair valued using methods determined in good faith by the valuation committee of the Board of Directors.

ABBREVIATIONS:
ADR -- American Depositary Receipts
CSFB -- Credit Suisse Financial Brokers
GDR -- Global Depositary Receipt

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                           Emerging Markets Portfolio

                             SECTOR DIVERSIFICATION

          On October 31, 1998, sector diversification of the Portfolio was as follows (Unaudited):

                                                          % of
                                                        Net Assets      Value
                                                       -----------   -----------
INDUSTRIES:
Multi-Industry                                             10.9%     $ 6,071,661
Telecommunications                                          9.5        5,309,200
Banking                                                     8.8        4,899,615
Electrical & Electronics                                    5.9        3,300,510
Beverages & Tobacco                                         4.6        2,544,973
Utilities-- Electrical & Gas                                4.2        2,334,295
Metals-- Non Ferrous                                        3.7        2,090,394
Financial Services                                          3.6        1,987,785
Gold Mines                                                  3.2        1,808,072
Chemicals                                                   3.2        1,801,106
Metals-- Steel                                              3.2        1,794,345
Data Processing & Reproduction                              3.1        1,740,546
Broadcasting & Publishing                                   3.1        1,725,777
Insurance                                                   2.9        1,617,313
Energy Sources                                              2.5        1,387,484
Building Materials & Components                             2.4        1,331,265
Appliances & Household Durables                             1.8        1,028,054
Merchandising                                               1.8        1,020,761
Automobiles                                                 1.7          977,929
Real Estate                                                 1.7          971,886
Forest Products & Paper                                     1.7          941,304
Misc. Materials & Commodities                               1.6          872,517
Food & Household Products                                   1.5          853,804
Wholesale & International Trade                             1.5          833,321
Transportation-- Shipping                                   1.5          831,808
Construction & Housing                                      1.3          732,976
Transportation-- Rail/Road                                  1.2          672,446
Industrial Components                                       1.2          654,189
Electronic Comp. & Instruments                              1.2          644,624
Health & Personal Care                                      0.9          516,332
Leisure & Tourism                                           0.9          489,794
Energy Equipment & Services                                 0.9          487,778
Business & Public Services                                  0.5          261,282
Machinery & Engineering                                     0.4          235,541
Textiles & Apparel                                          0.1           49,935
Recreation, Other Consumer Goods                            0.1           31,666
                                                           ----      -----------
TOTAL FOREIGN SECURITIES                                   98.3%     $54,852,288
TOTAL INVESTMENTS                                          98.3%     $54,852,288
                                                           ====      ===========

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                            Global Equity Portfolio

                            STATEMENT OF NET ASSETS

                                October 31, 1998



    Shares                                                             Value
--------------                                                    --------------
COMMON STOCKS -- 94.6%
         U.S.A. -- 24.6%
   4,650       Allstate Corp.                                           $200,241
   4,300       Alltel Corp.                                              201,294
   1,800       American General Corp.                                    123,300
   2,300       Amgen, Inc.(1)                                            180,694
   1,793       Associates First Capital Corp.                            126,406
   3,400       Bankamerica Corporation                                   195,288
     200       BellSouth Corp.                                            15,963
   4,125       Burlington Northern Corp.                                 127,359
   2,275       Ceridian Corp. (1)                                        130,528
   2,250       Chevron Corp.                                             183,375
   2,700       Cigna Corp.                                               196,931
   1,800       Coastal Corp.                                              63,450
   1,937       Columbia Energy Group                                     112,104
   2,100       Consolidated Natural Gas Co.                              110,906
   2,825       Countrywide Credit Industries, Inc.                       122,005
   3,225       Dana Corp.                                                134,845
   2,700       Dayton Hudson Corp.                                       114,413
   1,525       Dillards, Inc.-- Class A                                   47,370
   2,000       EMC Corp. (1)                                             128,750
   4,900       Fleet Financial Group, Inc.                               195,694
   2,550       Ford Motor                                                138,337
   1,825       FPL Group, Inc.                                           114,177
   3,300       Gannett Company, Inc.                                     204,187
   2,125       General Dynamics Corp.                                    125,773
   1,575       Golden West Financial Corp.                               142,833
   7,200       Healthsouth Corp. (1)                                      87,300
   1,625       Honeywell, Inc.                                           129,797
   1,400       Intel Corp.                                               124,863
     800       International Business Machines Corp.                     118,750
   2,900       Maytag Corp.                                              143,369
   2,325       McGraw-Hill, Inc.                                         209,105
   5,275       Office Depot, Inc. (1)                                    131,875
   6,400       Oracle Systems Corp. (1)                                  189,200


                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                             Global Equity Portfolio

                      STATEMENT OF NET ASSETS--(Continued)

                                October 31, 1998



    Shares                                                             Value
--------------                                                    --------------
COMMON STOCKS -- (Continued)
                  U.S.A. -- (Continued) (1)
    2,625         Phillips Petroleum Co.                               $ 113,531
    4,425         Southwest Airlines Co.                                  93,755
    2,800         Sun Microsystems, Inc. (1)                             163,100
    1,150         Sundstrand Corporation                                  53,978
    2,450         SuperValu, Inc.                                         58,800
    2,750         Texas Utilities Co.                                    120,313
    7,975         TJX Companies, Inc.                                    151,027
    2,225         U.S. West Incorporated                                 127,659
      700         United Technologies Corp.                               66,675
    5,625         USX Marathon Group                                     183,867
    2,800         VF Corp.                                               117,075
    6,700         Waste Management Inc.                                  302,338
    1,200         Xerox Corp.                                            116,250
                                                                       ---------
                                                                       6,238,850
                                                                       ---------
                  United Kingdom -- 14.1%
   15,000         Allied Zurich PLC (1)                                  177,422
   26,000         Associated British Foods PLC                           248,809
   11,500         BOC Group PLC                                          168,153
   15,000         British American Tobacco                               133,882
   13,000         British Petroleum Co.                                  191,717
   80,000         British Steel PLC                                      136,517
   44,687         BTR PLC                                                 77,939
   55,000         BTR PLC B                                               30,825
   29,000         Cadbury Schweppes PLC                                  443,688
   50,000         Caradon PLC                                            103,726
   21,000         De La Rue PLC                                           61,307
   13,000         Hyder Ord Gbp 1.20                                     178,668
   20,000         Johnson Matthey PLC                                    112,593
   70,000         Mirror Group Newspapers PLC                            170,395
   18,000         Rio Tinto PLC                                          219,079
   45,000         Scottish Power PLC                                     441,170
   21,600         Smith (W.H.) Group PLC                                 198,391

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                             Global Equity Portfolio

                      STATEMENT OF NET ASSETS--(Continued)

                                October 31, 1998



    Shares                                                             Value
--------------                                                    --------------
COMMON STOCKS -- (Continued)
                  United Kingdom -- (Continued)
   26,000         Tate & Lyle PLC                                      $ 149,307
   68,000         Tomkins PLC                                            313,420
                                                                       ---------
                                                                       3,557,008
                                                                       ---------
                  Japan -- 13.2%
    2,800         Acom Co., Ltd.                                         156,652
    7,800         Aoyama Trading Co., Ltd.                               192,721
    8,000         Canon Inc.                                             151,598
   15,000         Chugai Pharmaceutical Co.                              136,645
    9,000         Dai Nippon Printing Co. Ltd.                           138,836
   12,000         Denso Corp.                                            226,366
   25,000         Fuji Heavy Industry                                    124,613
    6,000         Fuji Photo Film Ltd.                                   220,179
   27,000         Hitachi Ltd.                                           137,599
    5,000         Honda Motor Co.                                        150,395
    3,000         Ito-Yokado Co. Ltd.                                    175,318
   13,000         Kao Corp.                                              263,664
   12,000         Kirin Brewery Co, Ltd.                                 130,973
    2,000         Nintendo Corp. Ltd.                                    169,474
    2,000         Rohm Co.                                               177,037
    3,000         Sony Corp.                                             190,787
    5,000         Takefuji Corp.                                         266,844
   40,000         Toshiba Corp.                                          188,037
   12,000         Wacoal Corp                                            136,954
                                                                       ---------
                                                                       3,334,692
                                                                       ---------
                  France -- 7.6%
    1,600         Compagnie de Saint-Gobain                              236,815
    1,600         Groupe Danone                                          423,213
    2,700         Lafarge-Coppee                                         276,140
    5,500         Lagardere Groupe                                       221,438
    2,000         Pernod-Ricard                                          133,245
    6,000         SCOR SA                                                344,203
    2,500         Societe Nationale ELF                                  289,447
                                                                       ---------
                                                                       1,924,501
                                                                       ---------


                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                             Global Equity Portfolio

                      STATEMENT OF NET ASSETS--(Continued)

                                October 31, 1998



    Shares                                                             Value
--------------                                                    --------------
COMMON STOCKS -- (Continued)
                Spain -- 6.5%
   12,000       Dragados & Construcciones SA                           $ 357,503
   28,000       Iberdrola SA                                             452,383
    7,000       Repsol SA                                                351,467
   11,000       Telefonica de Espana                                     496,840
                                                                       ---------
                                                                       1,658,193
                                                                       ---------
                Italy -- 5.5%
  220,000       Bennetton Group S.p.A.                                   368,681
   48,000       Eni S.p.A                                                285,714
   26,000       Instituto Mobiliare Italiano S.p.A                       400,000
   46,000       Telecom Italia S.p.A                                     332,784
                                                                       ---------
                                                                       1,387,179
                                                                       ---------
                Germany -- 5.0%
    6,000       Bayer AG                                                 241,848
    4,500       Deutsche Bank AG                                         290,897
    6,700       Hoechst AG                                               279,571
    2,800       Siemens AG                                               170,097
    5,000       Veba AG                                                  274,457
                                                                       ---------
                                                                       1,256,870
                                                                       ---------
                Australia -- 4.6%
   82,000       Boral Ltd.                                               133,293
   20,000       Commonwealth Bank of Australia                           248,705
  126,000       Foster's Brewing Group                                   309,587
   12,000       Lend Lease Corp., Ltd.                                   264,812
   35,000       Westpac Banking Corp., Ltd.                              212,912
                                                                       ---------
                                                                       1,169,309
                                                                       ---------
                Sweden -- 3.2%
   14,000       Astra AB                                                 219,993
   20,000       Electrolux AB-- Series B                                 301,448
    9,000       SKF AB -- Series B                                       103,326
    9,000       Volvo AB-- Series B                                      194,530
                                                                       ---------
                                                                         819,297
                                                                       ---------

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                             Global Equity Portfolio

                      STATEMENT OF NET ASSETS--(Continued)

                                October 31, 1998



    Shares                                                             Value
--------------                                                    --------------
COMMON STOCKS -- (Continued)
                 Norway -- 2.5%
     85,000      Christiania Bank OG Kreditkasse                     $   298,083
      6,000      Kvaerner AS                                             129,672
      4,500      Norsk Hydro ASA                                         195,732
                                                                     -----------
                                                                         623,487
                                                                     -----------
                 Finland -- 2.4%
      6,800      Oy Nokia AB-- Series A                                  619,533
                                                                     -----------
                 Belgium -- 1.3%
        900      Electrabel SA                                           331,967
                                                                     -----------
                 Netherlands -- 1.2%
     16,000      Algemene Bank Nederland                                 299,786
                                                                     -----------
                 Canada -- 1.0%
      4,000      Magna International, Inc.-- Class A                     248,250
                                                                     -----------
                 Denmark -- 0.8%
      2,700      Uni-Danmark                                             205,940
                                                                     -----------
                 New Zealand -- 0.6%
     29,000      Telecom Corp New Zealand                                118,938
      6,000      Tranz Rail Holdings-- ADR                                31,875
                                                                     -----------
                                                                         150,813
                                                                     -----------
                 Singapore -- 0.5%
     19,000      Singapore Airlines Ltd.                                 116,923
                                                                     -----------
                 Total Common Stocks
                 (Cost $23,284,662)                                   23,942,598
                                                                     -----------
    Face
   Amount
--------------
Repurchase Agreement -- 4.8%
$1,213,000       Agreement with Goldman, Sachs & Co.,
                 5.1%, dated 10/30/98, to be repurchased
                 at $1,213,516 on 11/02/98 collateralized
                 by $1,240,850 U.S. Treasury Bonds, 13.75%
                 due 08/15/04 (Cost $1,213,000)                        1,213,000
                                                                       ---------

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                             Global Equity Portfolio

                      STATEMENT OF NET ASSETS--(Concluded)

                                October 31, 1998



                                                                      Value
                                                                  --------------

Total Investments (Cost $24,497,662)(2)                    99.4%     $25,155,598
Other Assets in ExCess of Liabilities                       0.6          155,051
                                                          -----      -----------
Net Assets                                                100.0%     $25,310,649
                                                          =====      ===========
NET ASSET VALUE ($25,310,649 divided by 2,517,766
shares outstanding)                                                   $    10.05
                                                                     ===========

--------------------
(1)   Non-income producing security.
(2)   Aggregate cost for federal tax purposes was $24,687,348.

ABREVIATION:
ADR -- American Depositary Receipts


                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                            Global Equity Portfolio
                             SECTOR DIVERSIFICATION

          On October 31, 1998, sector diversification of the Portfolio was as follows (Unaudited):



                                                          % of
                                                        Net Assets      Value
                                                       -----------   -----------
INDUSTRIES:
Financial Services                                       10.2%       $ 2,578,279
Food & Beverage                                           8.7          2,208,922
Utilities                                                 6.7          1,693,270
Housing & Home Furnishings                                5.4          1,378,678
Industrial                                                5.1          1,292,645
Engineering & Construction                                4.6          1,161,419
Banking                                                   4.3          1,094,810
Consumer Services                                         4.0          1,023,359
Automotive                                                3.7            944,155
Electronics                                               3.7            927,789
Oil & Gas                                                 3.7            926,626
Chemicals                                                 3.6            909,750
Retail                                                    3.5            873,454
Consumer Durables/Non-Durables                            3.4            851,556
Energy                                                    3.3            846,846
Apparel & Textiles                                        2.7            698,356
Telecommunications                                        2.7            677,697
Healthcare & Pharmaceuticals                              2.5            624,630
Technology                                                2.4            607,690
Printing & Publishing                                     2.3            591,976
Electrical                                                2.0            502,063
Insurance                                                 1.4            344,202
Waste Management                                          1.1            302,337
Transportation                                            1.0            242,552
Manufacturing                                             0.9            219,576
Aerospace & Defense                                       0.8            192,448
Computers                                                 0.5            118,750
Miscellaneous Industries                                  0.4            108,763
                                                         ----        -----------
TOTAL COMMON STOCK                                       94.6%       $23,942,598
REPURCHASE AGREEMENT                                      4.8          1,213,000
                                                         ----        -----------
TOTAL INVESTMENTS                                        99.4%       $25,155,598
                                                         ====        ===========

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                         Notes to Financial Statements

1. Significant Accounting Policies

     The Glenmede Fund, Inc. (the "Fund") consists of ten portfolios: Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Tax Managed Equity Portfolio (formerly Equity Portfolio), Small Capitalization Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio and Global Equity Portfolio (collectively the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management Investment company. Effective January 1, 1998 the Small Capitalization Equity Portfolio consists of two classes of shares, the Advisory Shares and Institutional Shares.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

     Portfolio valuation: Securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

     Equity securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

     Bonds and other fixed-income securities are valued according to the broadest and most representative market, which is ordinarily the over-the-counter market, at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service when the portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                   Notes to Financial Statements--(Continued)

     The value of other assets and securities for which no market quotations are readily available (including restricted securities) is determined in good faith at fair value by the Board of Directors.

     In determining fair value, management considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Furthermore, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. On October 31, 1998, 9.5% of the net assets of the Emerging Markets Portfolio, totalling $5,354,268, were considered illiquid by Pictet International Management Limited, the Portfolio's Subadvisor. At October 31, 1998 the total value of fair valued securities in this portfolio was $1,248,064 representing 2% of total investments.

     REPURCHASE AGREEMENTS: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to 101% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

     FORWARD FOREIGN EXCHANGE CONTRACTS: The International, Institutional International, Emerging Markets and Global Equity Portfolios may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                   Notes to Financial Statements--(Continued)

risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     FOREIGN CURRENCY: The books and records of each Portfolio are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized appreciation/ (depreciation) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     REVERSE REPURCHASE AGREEMENTS: The Government Cash Portfolio the Core Fixed Income Portfolio, and the Emerging Markets Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price thereby determining the yield during the buyer's holding period. A reverse repurchase agreement involves the risk that the market value of the collateral retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. If entering into reverse repurchase agreements, the Portfolio will maintain cash, U.S. Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Core Fixed Income Portfolio, the Government Cash Portfolio and the Emerging Markets Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than one-third of the value of its total assets to be subject to such agreements.

     The Core Fixed Income Portfolio's average daily balance of reverse repurchase agreements outstanding during the year ended October 31, 1998 was approximately $51,810,752 at a weighted average interest rate of approximately 4.41%. The maximum amount of reverse repurchase agreements outstanding at a month-end during the year ended October 31, 1998 was $67,576,000 as of September 30, 1998, which was 21.5% of

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                   Notes to Financial Statements--(Continued)

total assets. The amount of reverse repurchase agreements outstanding on October 31, 1998 was $60,237,563, which was 18.9% of total assets.

     INTEREST-ONLY SECURITIES: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

     COLLATERALIZED MORTGAGE OBLIGATIONS: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

     TBA PURCHASE COMMITMENTS: The Core Fixed Income Portfolio may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

     Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not earned or accrued until settlement date. The Portfolio instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchased commitments. When issued purchase committments involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolio is open for business and are paid monthly. Dividends from net investment income, if any, of the Tax Managed Equity, Small Capitalization Equity, Large Cap Value, International, Institutional International, Emerging Markets, and Global Equity Portfolios are declared and paid quarterly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                   Notes to Financial Statements--(Continued)

investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid the 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

     FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The portfolios may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

     The Institutional International Portfolio, the Global Equity Portfolio, and the Small Capitalization Equity Portfolio pay The Glenmede Trust Company (the "Advisor") for their investment advisory services a monthly fee at the annual rate of 0.75%, 0.70% and 0.55%, respectively, of the value of their average daily net assets. From November 1, 1997 through December 31, 1997, the Small-Capitalization portfolio did not pay advisory fees. The Emerging Markets Portfolio pays Pictet International Management Limited (the "Subadvisor") for its investment advisory services a monthly fee at the annual rate of 0.50% of the value of its average daily net assets. In addition, the Emerging Markets Portfolio also pays the Advisor for its investment advisory services a monthly fee at the annual rate of 0.75% of the value of its daily net assets. The Advisor does not receive a fee from any remaining Portfolios for its investment advisory services. However, as of January 1, 1995, each Portfolio (except the Institutional International, Global Equity, Emerging Markets, and Small Capitalization Equity Portfolios) pays the Advisor a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets. In addition, the Institutional shares of the Small Capitalization Equity Portfolio pays the Advisor a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets and the Advisor shares of the Small Capitalization Equity Portfolio pays the Advisor a shareholder servicing fee at the annual rate of 0.25% of the value of its average daily net assets.

     For the Institutional International Portfolio, the Advisor has agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average daily net assets. There were no waivers necessary for the year ended October 31, 1998.

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust New York Corporation, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee based on the combined aggregate average daily net

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                   Notes to Financial Statements--(Continued)

assets of the Fund and the Glenmede Portfolios, an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies").

     This fee is computed daily and paid monthly at the following annual rates:
0.12% of the first $100 million, 0.08% of the next $150 million, 0.04% of the next $500 million and 0.03% of the amount in excess of $750 million. This fee is allocated to each portfolio based on its relative net assets.

     The Fund pays each Board member, other than Mr. Church, an annual fee of $8,000 plus $1,250 for each Board meeting attended and each Valuation Committee meeting attended not held in conjunction with a board meeting and out-of-pocket expenses incurred in attending Board meetings.

     Expenses for the year ended October 31, 1998 include legal fees paid to Drinker Biddle and Reath LLP. A partner of the law firm is Secretary of the Fund.

3. PURCHASES AND SALES OF SECURITIES

     For the year ended October 31, 1998, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:

Portfolio                                           Purchases         Sales
--------------                                    --------------  --------------
Tax Managed Equity Portfolio                       $ 79,133,587     $ 80,787,181
Small Capitalization Equity Portfolio               176,339,109      188,133,889
Large Cap Value Portfolio                            95,747,342      102,914,628
International Portfolio                             272,893,104      209,169,071
Institutional International Portfolio                31,498,316       17,300,599
Emerging Markets Portfolio                           85,109,848       87,742,430
Global Equity Portfolio                              35,677,317       11,985,441

     For the year ended October 31, 1998, cost of purchases and proceeds from sales of long-term U.S. Government securities were:

Portfolio                                           Purchases         Sales
--------------                                    --------------  --------------
Core Fixed Income Portfolio                       $161,994,282      $191,787,566

     On October 31, 1998 aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio                                          Appreciation     Depreciation
--------------                                     ------------     ------------
Core Fixed Income Portfolio                        $ 10,101,481     $  1,820,442
Tax Managed Equity Portfolio                         46,566,535          770,302
Small Capitalization Equity Portfolio                46,269,605       42,080,589
Large Cap Value Portfolio                             7,165,123        3,584,567
International Portfolio                             284,764,587       74,374,772
Institutional International Portfolio                23,124,827        5,970,294
Emerging Markets Portfolio                            4,500,424       14,388,106
Global Equity Portfolio                               2,741,537        2,083,601

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                   Notes to Financial Statements--(Continued)


4. COMMON STOCK

     The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares as reinvestments of dividends and redeemed shares only at a constant net value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

                                       Year Ended 10/31/98   Year Ended 10/31/97
                                       -------------------   -------------------
GOVERNMENT CASH PORTFOLIO:
Sold                                       $ 4,934,846,426      $ 3,649,350,962
Issued as reinvestment of dividends                 10,445                8,198
Redeemed                                    (4,955,729,324)      (3,650,708,344)
                                           ---------------      ---------------
Net decrease                               $   (20,872,453)     $    (1,349,184)
                                           ===============      ===============
TAX-EXEMPT CASH PORTFOLIO:
Sold                                       $ 1,181,491,843      $ 1,166,721,027
Issued as reinvestment of dividends                  4,882                4,632
Redeemed                                    (1,086,514,871)      (1,110,775,024)
                                           ---------------      ---------------
Net increase                               $    94,981,854      $    55,950,635
                                           ===============      ===============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                   Notes to Financial Statements--(Continued)



                                                          Year Ended                        Year Ended
                                                           10/31/98                          10/31/97
                                                  ----------------------------      ---------------------------
                                                    Shares           Amount           Shares          Amount
                                                  ----------      ------------      ----------     ------------
CORE FIXED INCOME PORTFOLIO:
   Sold                                            12,129,104    $ 127,826,843        5,724,183    $  59,031,638
   Issued as reinvestment of dividends                 15,980          168,612            6,266           63,870
   Redeemed                                       (13,454,160)    (141,755,565)      (5,439,039)     (55,711,022)
                                                -------------    -------------    -------------    -------------
   Net increase/(decrease)                         (1,309,076)   $ (13,760,110)         291,410    $   3,384,486
                                                =============    =============    =============    =============
TAX MANAGED EQUITY PORTFOLIO:
   Sold                                             1,338,491    $  28,323,587        1,051,983    $  20,655,031
   Issued as reinvestment of dividends                162,302        3,256,261          729,704       14,732,629
   Redeemed                                        (1,111,608)     (23,348,073)        (405,596)      (8,062,262)
                                                -------------    -------------    -------------    -------------
   Net increase                                       389,785    $   8,231,775        1,376,091    $  27,325,398
                                                =============    =============    =============    =============
SMALL CAPITALIZATION EQUITY
 PORTFOLIO (ADVISOR SHARES)
   Sold                                             3,276,263    $  63,183,585        2,520,157    $  50,324,718
   Issued as reinvestment of dividends                168,225        2,539,862        3,193,384       61,159,348
   Redeemed                                        (6,111,628)    (110,998,305)      (2,042,217)     (41,415,225)
                                                -------------    -------------    -------------    -------------
   Net increase/(decrease)                         (2,667,140)   $ (45,274,858)       3,671,324    $  70,068,841
                                                =============    =============    =============    =============
SMALL CAPITALIZATION EQUITY
 PORTFOLIO (INSTITUTIONAL SHARES):
   Sold                                             2,525,066    $  46,591,955             --      $        --
   Issued as reinvestment of dividends                 32,287          539,447             --               --
   Redeemed                                          (483,254)      (8,748,975)            --               --
                                                -------------    -------------    -------------    -------------
   Net increase                                     2,074,099    $  38,382,427             --      $        --
                                                =============    =============    =============    =============
LARGE CAP VALUE PORTFOLIO:
   Sold                                             1,024,056    $  14,327,914        1,897,771    $  26,904,146
   Issued as reinvestment of dividends                803,373        9,313,621          771,345       10,315,696
   Redeemed                                        (1,522,969)     (20,983,243)      (1,605,371)     (23,399,529)
                                                -------------    -------------    -------------    -------------
   Net increase                                       304,460    $   2,658,292        1,063,745    $  13,820,313
                                                =============    =============    =============    =============
INTERNATIONAL PORTFOLIO:
   Sold                                             7,458,914    $ 116,341,225       21,430,219    $ 320,764,119
   Issued as reinvestment of dividends                386,308        5,935,778        2,858,245       43,750,000
   Redeemed                                        (4,917,999)     (75,953,594)      (1,126,416)     (17,451,520)
                                                -------------    -------------    -------------    -------------
   Net increase                                     2,927,223    $  46,323,409       23,162,048    $ 347,062,599
                                                =============    =============    =============    =============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                   Notes to Financial Statements--(Continued)



                                                          Year Ended                        Year Ended
                                                           10/31/98                          10/31/97
                                                  ----------------------------      ---------------------------
                                                    Shares           Amount           Shares          Amount
                                                  ----------      ------------      ----------     ------------
INSTITUTIONAL INTERNATIONAL PORTFOLIO:
Sold                                                1,955,404    $ 31,584,734        1,965,611    $ 29,419,375
Issued as reinvestment of dividends                    97,949       1,486,097          231,979       3,503,654
Redeemed                                           (1,179,331)    (18,459,784)        (986,256)    (14,764,323)
                                                 ------------    ------------     ------------    ------------
Net increase                                          874,022    $ 14,611,047        1,211,334    $ 18,158,706
                                                 ============    ============     ============    ============
EMERGING MARKETS PORTFOLIO:
Sold                                                1,481,370    $ 11,768,648        1,349,880    $ 15,409,544
Issued as reinvestment of dividends                      --              --            628,699       5,815,463
Redeemed                                           (2,474,198)    (18,608,565)        (554,567)     (6,316,212)
                                                 ------------    ------------     ------------    ------------
Net increase/(decrease)                              (992,828)   $ (6,839,917)       1,424,012    $ 14,908,795
                                                 ============    ============     ============    ============
GLOBAL EQUITY PORTFOLIO:
Sold                                                2,500,000    $ 25,000,000             --      $       --
Issued as reinvestment of dividends                    17,766         175,000             --              --
Redeemed                                                 --              --               --              --
                                                 ------------    ------------     ------------    ------------
Net increase                                        2,517,766    $ 25,175,000             --      $       --
                                                 ============    ============     ============    ============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                   Notes to Financial Statements--(Continued)


5. LENDING OF PORTFOLIO SECURITIES

     The Government Cash, Tax-Exempt Cash, Core Fixed Income, Tax Managed, Large Cap Value, Small Capitalization Equity, International, Institutional International, Global Equity and Emerging Markets Portfolios have the ability to lend their securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash and/or government securities that are maintained in an amount at least equal to the current market value of the loaned securities.

     The Portfolios generated additional income by lending their securities to approved brokers. On October 31, 1998, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

                                               Year Ended 10/31/98
                               ---------------------------------------------------
                                                                          % of
                                Market Value of   Market Value of     Total Assets
 Portfolio                     Loaned Securities    Collateral           on Loan
 ---------                     -----------------  ---------------     ------------
Core Fixed Income Portfolio      $  3,458,249      $  3,548,120        19.99%(1)
Institutional International
 Portfolio                          4,300,906         4,619,318         4.68%
International Portfolio           113,018,549       117,817,133        10.38%
Small Capitalization Equity
 Portfolio                         24,586,438        25,351,400         7.46%
Large Cap Value Portfolio             314,906           313,700         0.47%
Tax Managed Portfolio                 552,356           569,600         0.37%
Emerging Markets Portfolio          1,475,307         1,704,500         3.13%



(1) The Core Fixed Income Portfolio includes reverse repurchase agreements valued at $60,237,563 at October 31, 1998.

6. CAPITAL LOSS CARRYFORWARD

     On October 31, 1998, the following Portfolios had available capital loss carryforwards to offset future net capital gains through the indicated expiration dates as follows:


                               Expiring      Expiring        Expiring       Expiring   Expiring   Expiring        Expiring
Portfolio                       in 1999       in 2001         in 2002        in 2003    in 2004    in 2005         in 2006
---------------                --------      --------        --------       --------   --------   --------        --------

Government Cash Portfolio            --       $   127      $    1,000        $26,819         --     $7,815              --
Tax-Exempt Cash Portfolio       $18,922        19,079           8,905         27,815        $13         --     $     7,168
Core Fixed Income Portfolio          --            --       7,273,798             --         --         --              --
International Portfolio              --            --              --             --         --         --     $21,514,083
Institutional International
 Portfolio                           --            --              --             --         --         --     $ 1,919,500
Emerging Markets Portfolio           --            --              --             --         --         --     $32,230,980
Global Equity Portfolio              --            --              --             --         --         --     $   403,871

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                   Notes to Financial Statements--(Continued)


7. FOREIGN SECURITIES

     The International, Tax Managed Equity, Small Capitalization Equity, Institutional International, Global Equity and Emerging Markets Portfolios may invest in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include evaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

8. NET ASSETS

     On October 31, 1998, net assets consisted of:

                                            Government        Tax-Exempt       Core Fixed
                                              Cash               Cash            Income
                                            Portfolio         Portfolio        Portfolio
                                            ----------        ----------       ----------
Par Value                                $     430,129    $     376,006    $      24,198
Paid in Capital in excess of par value     429,699,315      375,630,319      256,625,895
Undistributed net investment income             71,402             --          1,328,849
Accumulated net realized loss on
  investments sold, and foreign
  currency transactions                        (35,761)         (81,902)      (7,273,797)
Net unrealized appreciation
  of investments and foreign
  currency translation                            --               --          8,281,039
                                         -------------    -------------    -------------
  Total Net Assets                       $ 430,165,085    $ 375,924,423    $ 258,986,184
                                         =============    =============    =============


                                                              Small            Large
                                              Tax        Capitalization         Cap
                                            Managed           Equity           Value
                                           Portfolio        Portfolio        Portfolio
                                         ------------    --------------    ------------
Par Value                                $      7,376     $     22,210     $      5,659
Paid in Capital in excess of par
  value                                   106,654,863      334,897,296       62,618,308
Undistributed net investment income           116,494             --             94,330
Accumulated net realized gain/(loss)
  on investments sold, and foreign
  currency transactions                        25,672          281,484          321,486
Net unrealized appreciation
  of investments and foreign
  currency translation                     45,796,233        4,189,016        3,580,556
                                         ------------     ------------     ------------
  Total Net Assets                       $152,600,638     $339,390,006     $ 66,620,339
                                         ============     ============     ============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                   Notes to Financial Statements--(Continued)

                                                  Institutional        Emerging            Global
                               International      International         Markets            Equity
                                 Portfolio          Portfolio          Portfolio          Portfolio
                              ----------------   ----------------   ----------------   ----------------
Par Value                      $        72,471    $         6,358    $         9,504    $         2,518
Paid in Capital in excess of
  par value                        964,238,200         84,967,195         98,603,946         25,172,482
Distributions in excess of
  net investment income            (17,627,747)        (1,484,486)              --             (116,688)
Accumulated net realized
  loss on investments
  sold, and foreign
  currency transactions            (21,961,608)        (1,923,859)       (32,866,615)          (407,213)
Net unrealized appreciation/
  (depreciation) of
  investments and foreign
  currency translation             210,470,489         17,161,900         (9,958,232)           659,550
                               ---------------    ---------------    ---------------    ---------------
 Total Net Assets              $ 1,135,191,805    $    98,727,108    $    55,788,603    $    25,310,649
                               ===============    ===============    ===============    ===============

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The Glenmede Fund, Inc.

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets, and the statement of cash flows for the Core Fixed Income Portfolio, and the financial highlights present fairly, in all material respects, the financial position of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Tax Managed Equity Portfolio, Small Capitalization Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio and Global Equity Portfolio (comprising The Glenmede Fund, Inc., hereafter referred to as the "Funds") at October 31, 1998, and the results of each of their operations, the changes in their net assets, the cash flows of the Core Fixed Income Portfolio, and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
December 11, 1998

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                          Tax Information (Unaudited)
                      For the Year Ended October 31, 1998


     The amount of long-term capital gain paid for the fiscal year ended October 31, 1998 was as follows:

         Tax Managed Equity Portfolio                $3,246,929
         Small Capitalization Equity Portfolio       $2,525,611
         Large Cap Value Portfolio                   $8,603,892

     Of the ordinary distributions made during the fiscal year ended October 31, 1998, the following percentages have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

         Government Cash Portfolio                             11%
         Core Fixed Income Portfolio                           36%

     Of the ordinary distributions made during the fiscal year ended October 31, 1998, the following percentages are tax exempt for regular Federal income tax purposes.

         Tax-Exempt Cash Portfolio                            100%

     Of the ordinary distributions made during the fiscal year ended October 31, 1998, the following percentages qualify for the dividends received deduction available to corporate shareholders:

         Tax Managed Equity Portfolio                          96%
         Small Capitalization Equity Portfolio                100%
         Large Cap Value Portfolio                             67%
         Global Equity Portfolio                               24%

     The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

     Foreign Taxes Paid or Withheld

                                                            Total    Per Share
                                                           -------   ---------

         International Portfolio                         $3,879,248    $0.05
         Institutional International Portfolio           $  306,586    $0.05
         Emerging Markets Portfolio                      $  158,541    $0.02
         Global Equity Portfolio                         $   58,099    $0.02


     The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                            STATEMENTS OF OPERATIONS

                      For the year ended October 31, 1998

                                                         Muni      New Jersey
                                                     Intermediate      Muni
                                                       Portfolio    Portfolio
                                                     ------------  ------------

Investment Income:
Interest                                               $  988,235    $  653,344
                                                       ----------    ----------
         Total investment income                          988,235       653,344
                                                       ----------    ----------
Expenses:
Administration fee                                          7,047         5,131
Shareholder servicing fee                                   9,527         7,046
Custodian fee                                               2,128           913
Legal and audit fees                                       11,835         9,763
Directors' fees and expenses                                3,001         2,118
Pricing fees                                               12,659         8,789
Registration and filing fees                                4,836         1,712
Other expenses                                              6,645         7,329
                                                       ----------    ----------
Total expenses                                             57,678        42,801
                                                       ----------    ----------
Net investment income                                     930,557       610,543
                                                       ----------    ----------
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on investments                    32,683        (1,722)
Net change in unrealized appreciation/depreciation
  on investments                                          264,218       318,091
                                                       ----------    ----------
Net realized and unrealized gain
on investments                                            296,901       316,369
                                                       ----------    ----------
Net increase in net assets
resulting from operations                              $1,227,458    $  926,912
                                                       ==========    ==========


                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                      For the year ended October 31, 1998


                                                              Muni         New Jersey
                                                          Intermediate        Muni
                                                            Portfolio      Portfolio
                                                          ------------     -----------
Net investment income                                      $   930,557     $   610,543
Net realized gain/(loss) on investments                         32,683          (1,722)
Net change in unrealized appreciation/depreciation
   on investments                                              264,218         318,091
                                                           -----------     -----------
Net increase in net assets resulting from operations         1,227,458         926,912
Distributions to shareholders:
From net investment income                                    (929,525)       (594,107)
Net increase in net assets from capital share transactions     457,887       5,042,027
                                                           -----------     -----------
Net increase in net assets                                     755,820       5,374,832
NET ASSETS:
Beginning of year                                           19,219,189      12,116,684
                                                           -----------     -----------
End of year                                                $19,975,009     $17,491,516
                                                           ===========     ===========


--------------------------------------------------------------------------------------

                      For the year ended October 31, 1997

                                                              Muni         New Jersey
                                                          Intermediate        Muni
                                                            Portfolio      Portfolio
                                                           -----------     -----------
Net investment income                                      $   958,950     $   444,217
Net realized gain/(loss) on investments                        (42,723)         17,254
Net unrealized appreciation/depreciation
   on investments                                              295,021         224,762
                                                           -----------     -----------
Net increase in net assets resulting from operations         1,211,248         686,233
Distributions to shareholders:
From net investment income                                    (961,378)       (430,888)
Net increase in net assets from capital share transactions     498,259       4,316,199
                                                           -----------     -----------
Net increase in net assets                                     748,129       4,571,544
NET ASSETS:
Beginning of year                                           18,471,060       7,545,140
                                                           -----------     -----------
End of year                                                $19,219,189     $12,116,684
                                                           ===========     ===========

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------

                              FINANCIAL HIGHLIGHTS

                      For a Share outstanding throughout each year


                                                            Muni Intermediate Portfolio
                                              -------------------------------------------------------
                                                               Year Ended October 31,
                                              -------------------------------------------------------
                                                1998        1997        1996        1995        1994
                                              -------     -------     -------     -------     -------
Net asset value, beginning of year            $ 10.40     $ 10.26     $ 10.32     $  9.74     $ 10.59
                                              -------     -------     -------     -------     -------
Income from investment operations:
Net investment income                            0.51        0.52        0.53        0.53        0.53
Net realized and unrealized
   gain/(loss) on investment                     0.16        0.14       (0.06)       0.58       (0.85)
                                              -------     -------     -------     -------     -------
Total from investment operations                 0.67        0.66        0.47        1.11       (0.32)
                                              -------     -------     -------     -------     -------
Distributions to shareholder from
   net investment income                        (0.51)      (0.52)      (0.53)      (0.53)      (0.53)
                                              -------     -------     -------     -------     -------
Net asset value, end of year                  $ 10.56     $ 10.40     $ 10.26     $ 10.32     $  9.75
                                              =======     =======     =======     =======     =======
Total Return(1)                                  6.63%       6.69%       4.67%      11.76%      (3.13)%
                                              =======     =======     =======     =======     =======
Ratios to average net assets/Supplemental
   data: Net assets, end of year (in 000's)   $19,975     $19,219     $18,471     $18,096     $22,097
                                              =======     =======     =======     =======     =======
Ratio of operating expenses to
   average net assets                            0.30%       0.34%       0.32%       0.28%       0.25%
Ratio of net investment income to
   average net assets                            4.88%       5.09%       5.16%       5.23%       4.78%
Portfolio turnover rate                            11%         21%         44%         28%         11%

----------
(1)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------

                              FINANCIAL HIGHLIGHTS

                 For a Share outstanding throughout each period


                                                      New Jersey Muni Portfolio
                                       ---------------------------------------------------------
                                                                                       Period
                                                  Year Ended October 31,               Ended
                                       -------------------------------------------   October 31,
                                         1998        1997        1996        1995      1994(1)
                                       -------     -------     -------     -------   -----------
Net asset value, beginning of period   $ 10.20     $  9.97     $ 10.00     $  9.22     $ 10.00
                                       -------     -------     -------     -------     -------
Income from investment operations:
Net investment income                     0.44        0.44        0.44        0.41        0.32
Net realized and unrealized
   gain/(loss) on investment              0.23        0.23       (0.03)       0.78       (0.82)
                                       -------     -------     -------     -------     -------
Total from investment operations          0.67        0.67        0.41        1.19       (0.50)
                                       -------     -------     -------     -------     -------
Distributions to shareholders from
   net investment income                 (0.44)      (0.44)      (0.44)      (0.41)      (0.28)
                                       -------     -------     -------     -------     -------
Net asset value, end of period         $ 10.43     $ 10.20     $  9.97     $ 10.00     $  9.22
                                       =======     =======     =======     =======     =======
Total Return(2)                           6.71%       6.90%       4.24%      13.25%      (5.13%)
                                       =======     =======     =======     =======     =======
Ratios to average net assets/
   Supplemental data: Net assets,
   end of year (in 000's)              $17,492     $12,117     $ 7,545     $ 5,932     $ 4,564
                                       =======     =======     =======     =======     =======
Ratio of operating expenses to
   average net assets                     0.30%       0.31%       0.24%       0.53%       0.60%(3)
Ratio of net investment income to
   average net assets                     4.33%       4.42%       4.56%       4.30%       3.60%(3)
Portfolio turnover rate                      7%         19%         33%         12%         65%

----------

(1)  The Portfolio commenced operations on November 1, 1993.

(2)  Total return represents aggregate total return for the period indicated.

(3)  Annualized.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                           Muni Intermediate Portfolio

                             STATEMENT OF NET ASSETS

                                October 31, 1998

  Face
 Amount                                                                  Value
--------                                                                --------

MUNICIPAL BONDS -- 98.1%

             Pennsylvania -- 98.1%

$150,000     Abington, PA, School District, Series A, General
               Obligation Unlimited, (FGIC Insured), Prerefunded
               11/15/05 @ 100 5.250% due 05/15/08                       $161,596

 200,000     Allegheny County, PA , Hospital Development Authority
               Revenue, University of Pittsburgh, Health Center,
               Series A, (MBIA Insured) 5.300% due 04/01/08              215,350

  90,000     Allegheny County, PA , Redevelopment Authority Revenue
               5.200% due 08/01/03                                        92,848

 500,000     Allegheny County, PA , Series C, General Obligation
               Unlimited, (FGIC Insured) 5.000% due 10/01/05             530,255

 175,000     Allegheny County, PA , Series C, General Obligation
               Unlimited, (MBIA Insured) 5.875% due 09/15/12             190,585

 350,000     Ambridge PA, School District, Series A, General
               Obligation, Unlimited, (FGIC Insured) 4.500% due
               11/01/06                                                  360,917

 120,000     Beaver County, PA, Industrial Development Authority
               Pollution Control Revenue, Saint Joe Minerals
               Corporation Project 6.000% due 05/01/07                   122,868

 190,000     Beaver County, PA, Industrial Development Authority
               Pollution Control Revenue, Saint Joe Minerals
               Corporation Project, (FGIC Insured) 7.100% due 06/01/18   202,926

 500,000     Beaver Falls, PA, Municipal Authority Water and
               Hydroelectric Revenue, (FGIC Insured) 5.700% due
               12/01/08                                                  535,275

 100,000     Bethel Park, PA, School District, General Obligation
               Unlimited, (FGIC Insured) 5.400% due 08/01/00             101,452


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                           Muni Intermediate Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998

  Face
 Amount                                                                  Value
--------                                                                --------

MUNICIPAL BONDS -- (Continued)

             Pennsylvania -- (Continued)

$100,000     Bucks County, PA, Community College Authority College
               Building Revenue, Prerefunded 6/15/02 @ 100 6.050% due
               06/15/06                                                 $107,871

  40,000     Butler County, PA, Airport Authority Revenue 7.250% due
               11/01/99                                                   40,751

 100,000     Chambersburg, PA, Area School District, Series B, General
               Obligation, Unlimited, (AMBAC Insured) 6.625% due
               04/01/09                                                  103,148

 325,000     Chester County, PA, General Obligation Unlimited 5.400%
               due 12/15/06                                              345,260

 125,000     Dauphin County, PA, General Authority Revenue, Mandatory
               Put 6/1/2001 @ 100, (AMBAC Insured) 5.000% due 06/01/26   128,379

 130,000     Dauphin County, PA, General Authority Revenue, Mandatory
               Put 6/1/2006 @ 100 6.800% due 06/01/26                    141,019

 100,000     Dauphin County, PA, General Authority Revenue, Mandatory
               Put 6/1/2011 @ 100 6.850% due 06/01/26                    108,640

 390,000     Dauphin County, PA, General Authority Revenue, Mandatory
               Put 9/1/2001 @ 100, (AMBAC Insured) 4.450% due 09/01/32   395,795

 200,000     Dauphin County, PA, General Obligation Unlimited, (MBIA
               Insured) 5.400% due 08/01/06                              211,642

 125,000     Dauphin County, PA, Series B, General Obligation
               Unlimited, (MBIA Insured) 5.200% due 03/15/04             128,589

 250,000     Delaware County, PA, Unrefunded Balance, General
               Obligation Unlimited 7.250% due 12/01/00                  250,815


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                           Muni Intermediate Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998

  Face
 Amount                                                                  Value
--------                                                                --------

MUNICIPAL BONDS -- (Continued)

             Pennsylvania -- (Continued)

$600,000     Delaware River Joint Toll Bridge, Refunding, (FGIC
               Insured) 6.150% due 07/01/04                             $645,702

             Delaware River Port Authority, PA and NJ Delaware River
               Bridges Revenue Escrowed to Maturity
 245,000       6.000% due 01/15/10                                       269,336
 190,000       6.500% due 01/15/11                                       215,627

 300,000     Downingtown, PA, Area School District, General Obligation
               Unlimited 5.500% due 02/01/10                             328,740

   5,000     Gettysburg, PA, Municipal Authority College Revenue,
               Gettysburg College Project, Escrowed to Maturity 5.950%
               due 02/15/00                                                5,156

  95,000     Gettysburg, PA, Municipal Authority College Revenue,
               Gettysburg College Project, Unrefunded 5.950% due
               02/15/00                                                   97,829

 100,000     Gettysburg, PA, Municipal Authority County, Guaranteed
               Hospital Revenue, Gettysburg Hospital Project, (MBIA
               County Guaranteed) 6.200% due 07/01/12                    107,291

 275,000     Hazleton, PA, Area School District, Series A, General
               Obligation Unlimited, Prerefunded 3/1/03 @ 101, (FGIC
               Insured) 5.875% due 03/01/10                              299,934

 100,000     Hempfield, PA, School District, Lancaster School, General
               Obligation Unlimited, Escrowed to Maturity, (FGIC
               Insured) 6.100% due 08/15/02                              108,441

  40,000     Lancaster, PA, Area Sewer Authority, Escrowed to Maturity
               6.000% due 04/01/12                                        43,988

 170,000     Lancaster, PA, Higher Education Authority College
               Revenue, Franklin & Marshall, College Project, (MBIA
               Insured) 6.550% due 04/15/07                              184,725


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                           Muni Intermediate Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998

  Face
 Amount                                                                  Value
--------                                                                --------

MUNICIPAL BONDS -- (Continued)

             Pennsylvania -- (Continued)

$100,000     Lewistown, PA, Municipal Water Authority, (MBIA
               Insured) 4.500% due 01/01/05                             $102,101

 125,000     Lycoming County, PA, College Revenue, PA College of
               Technology, (AMBAC Insured) 5.200% due 11/01/04           131,388

 100,000     Montgomery County, PA, Higher Education & Health
               Authority Hospital Revenue, Abington Memorial
               Hospital, Series A, (AMBAC Insured) 5.800% due
               06/01/04                                                  108,771

 110,000     Montgomery County, PA, Industrial Development Authority
               Revenue 7.500% due 01/01/12                               116,392

 100,000     New Kensington, PA, General Obligation Unlimited, (FGIC
               Insured) 5.625% due 10/01/04                              101,594

 200,000     North East, PA, School District, Refunding, (AMBAC
               Insured) 6.000% due 09/15/10                              214,186

 150,000     North Pocono, PA, School District, General Obligation
               Unlimited, (FGIC Insured) 5.250% due 07/15/06             154,602

 425,000     Northampton County, PA, Higher Education Authority
               Revenue - Lehigh University 5.250% due 11/15/09           460,186

 410,000     Northampton County, PA, Industrial Development
               Authority, Revenue, Optional Put 8/1/07 @ 100 4.750%
               due 08/01/15                                              418,512

 275,000     Penn Trafford, PA, School District, General Obligation
               Unlimited, Prerefunded 4/1/00 @ 100, (MBIA Insured)
               6.500% due 04/01/06                                       286,630

 200,000     Pennridge, PA, School District, Series A, General
               Obligation Unlimited, (AMBAC Insured) 6.250% due
               02/15/04                                                  214,406


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                           Muni Intermediate Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998

  Face
 Amount                                                                  Value
--------                                                                --------

MUNICIPAL BONDS -- (Continued)

             Pennsylvania -- (Continued)

 $500,000    Pennsylvania Housing Finance Agency, Refunding, Rental
               Housing 5.450% due 07/01/06                              $524,080

  350,000    Pennsylvania Housing Finance Agency, Refunding, Rental
               Housing 5.250% due 07/01/04                               364,227

  330,000    Pennsylvania Housing Finance Agency, Single Family
               Mortgage, Series 38 5.500% due 04/01/0                    344,843

             Pennsylvania Housing Finance Agency, Single Family
               Mortgage, Series S, (FHA Insured)
  100,000      7.150% due 10/01/01                                       103,450
  125,000      7.600% due 04/01/16                                       130,244

  500,000    Pennsylvania Infrastructure Investment Authority
               Revenue - Remarket 5/3/93-A, Prerefunded 9/1/03 @ 102
               5.900% due 09/01/10                                       553,755

  300,000    Pennsylvania Intergovernmental Coop Authority, Special
               Tax Revenue, City of Philadelphia Funding Program,
               Escrowed to Maturity, (FGIC Insured) 6.000% due
               06/15/02                                                  319,323

  200,000    Pennsylvania Intergovernmental Coop Authority, Special
               Tax Revenue, City of Philadelphia Funding Program,
               (FGIC Insured) 5.250% due 06/15/06                        209,934

1,000,000    Pennsylvania State Finance Authority Revenue,
               Refunding, Municipal Capital Improvements Program
               6.600% due 11/01/09                                     1,118,370

  205,000    Pennsylvania State Higher Educational Facilities
               Authority College and University Revenues, Drexel
               University Project, (MBIA Insured) 4.550% due
               05/01/07                                                  210,824


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                           Muni Intermediate Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998

  Face
 Amount                                                                  Value
--------                                                                --------

MUNICIPAL BONDS -- (Continued)

             Pennsylvania -- (Continued)

$140,000     Pennsylvania State Higher Educational Facilities
               Authority College and University Revenues, Drexel
               University Project, Prerefunded 8/1/01 @ 100 5.650%
               due 02/01/09                                             $147,251

 220,000     Pennsylvania State Higher Educational Facilities
               Authority College and University Revenues, College of
               Pharmacy, (MBIA Insured) 5.250% due 11/01/09              232,848

 100,000     Pennsylvania State Higher Educational Facilities
               Authority College and University Revenues,
               Prerefunded 12/15/02 @ 100, (AMBAC Insured) 6.000%
               due 12/15/09                                              108,723

 250,000     Pennsylvania State Higher Educational Facilities
               Authority College and University Revenues, University
               of Pennsylvania 5.600% due 09/01/10                       268,782

 275,000     Pennsylvania State University, College and University
               Revenues 5.200% due 08/15/02                              289,055

 150,000     Pennsylvania State, First Series, General Obligation
               Unlimited, (AMBAC Insured) 5.000% due 04/15/09            156,264

 250,000     Pennsylvania State, First Series, General Obligation
               Unlimited 6.375% due 09/15/12                             272,335

 375,000     Pennsylvania State, Third Series, General Obligation
               Unlimited 5.000% due 09/01/08                             392,756

  25,000     Perkiomen Valley School Authority, PA, School Revenue,
               Escrowed to Maturity, (MBIA Insured) 6.400% due
               12/01/02                                                   25,469

 225,000     Philadelphia, PA Municipal Authority Revenue, Refunding
               - Lease - Series C, (FGIC Insured) 5.000% due
               04/01/07                                                  237,321

 100,000     Philadelphia, PA, Gas Works Revenue, (FSA Insured)
               5.500% due 07/01/04                                       107,588


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                           Muni Intermediate Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998

  Face
 Amount                                                                  Value
--------                                                                --------

MUNICIPAL BONDS -- (Continued)

             Pennsylvania -- (Continued)

$320,000     Philadelphia, PA, Hospital Revenue, Escrowed to
               Maturity, (FGIC Insured) 5.875% due 07/01/08             $324,285

 100,000     Philadelphia, PA, Hospitals and Higher Educational
               Facilities Authority, Hospital Revenue, Children's
               Hospital Philadelphia, Series A 5.000% due 02/15/02       103,737

             Pittsburgh, PA, Urban Redevelopment Authority Mortgage
               Revenue, Series D
 260,000       5.750% due 10/01/07                                       277,350
 150,000       6.200% due 04/01/11                                       161,052
 155,000       6.200% due 10/01/11                                       166,420

 235,000     Ringgold, PA, School District, Escrowed to Maturity
               6.200% due 01/15/13                                       269,235

 250,000     Sayre, PA, Health Care Facilities Authority Revenue,
               (AMBAC Insured) 6.100% due 07/01/02                       269,328

             Seneca Valley, PA, School District, Series B, General
               Obligation Unlimited, (FGIC Insured)
 100,000       5.700% due 07/01/06                                       106,093
 225,000       5.800% due 07/01/10                                       239,472

  40,000     Southeastern Pennsylvania Transportation Authority, PA,
               Lease Revenue 5.750% due 12/01/04                          40,071

 125,000     Southeastern Pennsylvania Transportation Authority, PA,
               Special Revenue, (FGIC Insured) 5.050% due 03/01/05       132,204

             Southeastern Pennsylvania Transportation Authority,
               Revenue
 110,000       6.000% due 06/01/00                                       114,260
 285,000       6.000% due 06/01/01                                       301,447

 250,000     State Public School Building Authority, PA, School
               Revenue, Hazleton Area School District, (FGIC
               Insured) 6.500% due 03/01/08                              264,978


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                           Muni Intermediate Portfolio

                     STATEMENT OF NET ASSETS -- (Continued)

                                October 31, 1998

  Face
 Amount                                                                  Value
--------                                                                --------

MUNICIPAL BONDS -- (Continued)

             Pennsylvania -- (Continued)

$ 15,000     Swarthmore Borough, PA, College Revenue, Prerefunded
               9/15/02 @ 102 6.100% due 09/15/07                        $ 16,551

  85,000     Swarthmore Borough, PA, College Revenue, Unrefunded
               6.100% due 09/15/07                                        93,112

 120,000     Swatara Township Authority, PA, Sewer Revenue, Escrowed
               to Maturity, (MBIA Insured) 6.150% due 05/01/07           137,603

 125,000     Unionville-Chadds Ford, PA, School District, General
               Obligation Unlimited, Prerefunded 6/1/03 @ 100,
               (State Aid Withholding) 5.500% due 06/01/08               133,754

 125,000     Wallingford - Swarthmore, PA, School District, Series
               C, (FSA State Aid Withholding) 5.000% due 05/15/09        131,198

 325,000     Wayne County, PA, Hospital and Health Facilities
               Authority, County Guaranteed, Hospital Revenue, Wayne
               Memorial Hospital Project, (MBIA Insured) 5.050% due
               07/01/03                                                  340,516

 240,000     Westmoreland County, PA, Municipal Authority, Municipal
               Services Revenue, Series P, Escrowed to Maturity,
               (MBIA Insured) 5.800% due 07/01/01                        253,373

 200,000     Wilkes Barre, PA, School District, General Obligation
               Unlimited, (FGIC Insured) 4.750% due 04/01/08             207,440

 100,000     Wilkinsburg, PA, Joint Water Authority, Water Revenue,
               Series A, Prerefunded 8/15/02 @ 100, (AMBAC Insured)
               6.100% due 08/15/04                                       108,441

  20,000     William Penn, PA, School District, General Obligation
               Unlimited, Escrowed to Maturity, (State Aid
               Withholding) 8.000% due 08/01/00                           20,751


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                           Muni Intermediate Portfolio

                     STATEMENT OF NET ASSETS -- (Concluded)

                                October 31, 1998

  Face
 Amount                                                                            Value
--------                                                                        -----------
MUNICIPAL BONDS -- (Continued)

             Pennsylvania -- (Continued)

$170,000     York County, PA, Industrial Development Authority,
               Industrial Development Revenue, Refunding, Stanley
               Works Project 6.250% due 07/01/02                                $   183,525
                                                                                -----------
TOTAL INVESTMENTS (Cost $18,820,689)1                                 98.1%     $19,605,156

OTHER ASSETS IN EXCESS OF LIABILITIES                                  1.9%         369,853
                                                                     -----      -----------
NET ASSETS                                                           100.0%     $19,975,009
                                                                     =====      ===========
NET ASSET VALUE ($19,975,009 divided by 1,891,093
   shares outstanding)                                                          $     10.56
                                                                                ===========

----------

(1)  Aggregate cost for federal tax purposes was $18,820,986.

INSURANCE ABBREVIATIONS:

AMBAC -- American Municipal Bond Assurance Corporation

FGIC -- Federal Guaranty Insurance Corporation

FHA -- Federal Housing Administration

FSA -- Financial Security Assurance Inc.

MBIA -- Municipal Bond Investors Assurance


                       See Notes to Financial Statements.

                            THE GLENMEDE Portfolios
                           New Jersey Muni Portfolio
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1998

  Face
 Amount                                                                  Value
-------                                                                  -----
Municipal Bonds -- 97.3%

$100,000    Asbury Park, NJ, Board of Education, General Obligation
              Unlimited, (MBIA Insured) 5.550% due 02/01/07             $110,059

 100,000    Beach Haven, NJ, General Obligation Unlimited, (MBIA
              Insured) 5.700% due 08/15/03                               108,702

  70,000    Belvidere, NJ, General Obligation Unlimited, (AMBAC
              Insured) 4.500% due 12/01/00                                71,667

            Burlington County, NJ, General Obligation Unlimited
 100,000    5.200% due 09/15/02                                          105,401
 100,000    5.200% due 10/01/04                                          105,576
 500,000    4.850% due 07/15/06                                          524,415
  50,000    4.850% due 07/15/09                                           51,845

 150,000    Cape May County, NJ, General Improvements, General
              Obligation Unlimited, (AMBAC Insured) 5.350% due
              08/01/04                                                   161,422

 200,000    Cape May County, NJ, Municipal Utilities Authority, Sewer
              Revenue, Refunding, (AMBAC Insured) 5.600% due 01/01/05    215,798

 100,000    Casino Reinvestment Development Authority, NJ, Parking Fee
              Revenue, Series A, (FSA Insured) 5.000% due 10/01/04       105,599

 100,000    Delaware River Joint Toll Bridge, Commonwealth of
              Pennsylvania Bridge Revenue, Refunding, (FGIC Insured)
              6.150% due 07/01/04                                        107,617

 200,000    Delaware River Joint Toll Bridge, Commonwealth of
              Pennsylvania Bridge Revenue, Refunding, (FGIC Insured)
              6.250% due 07/01/12                                        215,628

            Delaware River Port Authority, PA, NJ, and DE River Bridges
              Revenue, Escrowed to Maturity
 315,000    5.625% due 01/15/09                                          336,215
 275,000    6.000% due 01/15/10                                          302,316
 100,000    6.500% due 01/15/11                                          113,488

 150,000    Glassboro, NJ, School District, General Obligation
              Unlimited, (FSA Insured) 4.550% due 02/01/03               155,254

                  See Notes to Financial Statements.

                            THE GLENMEDE Portfolios
                           New Jersey Muni Portfolio
                    PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1998

  Face
 Amount                                                                  Value
-------                                                                  -----
Municipal Bonds -- (Continued)

$100,000    Gloucester County, NJ, Improvement Authority Revenue,
              County Library Lease Project 5.200% due 12/15/05          $106,635

 200,000    Hasbrouck Heights, NJ, General Improvements, General
              Obligation Unlimited 5.250% due 09/01/04                   214,608

 110,000    High Bridge, NJ, Regional Board of Education, General
              Obligation Unlimited, (FSA Insured) 5.400% due 02/15/09    117,726

 250,000    Hudson County, NJ, Certificates of Participation,
              Refunding - Correctional Facilities, (MBIA Insured)
              6.200% due 06/01/03                                        272,440

 200,000    Hunterdon, NJ, Central Regional High School District,
              General Obligation Unlimited, (FSA Insured) 5.250% due
              05/01/06                                                   215,932

 130,000    Jefferson Township, NJ, General Obligation Unlimited,
              Sewer Improvements, (AMBAC Insured) 5.450% due 10/01/09    138,410

 250,000    Jersey City, NJ, Municipal Utility Authority Sewer
              Revenue, (FSA Insured)1 4.000% due 12/01/06                249,480

 200,000    Jersey City, NJ, Municipal Utilities Authority Water
              Revenue, (FSA Insured) 4.750% due 04/01/04                 207,930

 250,000    Jersey City, NJ, School Improvements, General Obligation
              Unlimited, (MBIA Insured) 5.500% due 03/15/06              272,900

 100,000    Lyndhurst Township, NJ, General Improvements, General
              Obligation Unlimited, (FGIC Insured) 5.500% due 10/01/05   108,468

 105,000    Manalapan-Englishtown, NJ, Regional Board of Education,
              General Obligation Unlimited, (School Board Residual
              Fund Insured) 5.000% due 05/01/07                          112,037

                  See Notes to Financial Statements.

                            THE GLENMEDE Portfolios
                           New Jersey Muni Portfolio
                    PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1998

  Face
 Amount                                                                  Value
-------                                                                  -----
Municipal Bonds -- (Continued)

$125,000    Manchester Township, NJ, Board of Education Certificates
              of Participation, Refunding, (MBIA Insured) 4.700% due
              12/15/02                                                  $130,086

 150,000    Mercer County, NJ, Improvement Authority Revenue,
              Refunding - Government Leasing, (County Guaranteed - A)
              5.400% due 12/01/05                                        161,301

 100,000    Mercer County, NJ, Improvement Authority Revenue,
              Refunding - Solid Waste, (County Guaranteed - Series 97)
              5.200% due 09/15/08                                        107,759

 100,000    Middletown Township, NJ, General Obligation Unlimited
              5.000% due 08/01/05                                        106,043

 100,000    Middletown Township, NJ, Sewer Authority, Sewer Revenue,
              Refunding - Series A, (FGIC Insured) 4.650% due 01/01/02   102,993

 500,000    Monmouth County, NJ, Senior Lien - Series A 4.500% due
              08/01/04                                                   516,860

  50,000    Monmouth County, NJ, Senior Lien - Series A, General
              Obligation Unlimited 4.500% due 08/01/08                    51,510

 100,000    Montclair, NJ, Refunding, General Obligation Unlimited
              4.300% due 01/01/03                                        102,046

            Moorestown Township, NJ,
              General Obligation Unlimited, (MBIA Insured)
  50,000    4.000% due 09/01/00                                           50,641
  50,000    4.000% due 09/01/01                                           50,789

 200,000    Morris Township, NJ, School District, General Obligation
              Unlimited 5.625% due 04/01/06                              219,418

 125,000    New Jersey Economic Development Authority, Market
              Transition Facilities Revenue, Senior Lien -- Series A,
              (MBIA Insured) 5.750% due 07/01/06                         137,719

 250,000    New Jersey Economic Development Authority, Burlington Coat
              Factory, Refunding 5.600% due 09/01/05                     271,835

                  See Notes to Financial Statements.

                            THE GLENMEDE Portfolios
                           New Jersey Muni Portfolio
                    PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1998

  Face
 Amount                                                                  Value
-------                                                                  -----
Municipal Bonds -- (Continued)

$ 75,000    New Jersey Economic Development Authority, RWJ Health Care
              Corp, Refunding, (FSA Insured) 5.000% due 07/01/99        $ 76,048

 200,000    New Jersey Economic Development Authority, Market
              Transition Facilities Revenue, Senior Lien -- Series A,
              (MBIA Insured) 5.125% due 07/01/00                         205,446

 200,000    New Jersey Economic Development Authority, Market
              Transition Facilities, Senior Lien - Series A, (MBIA
              Insured) 5.700% due 07/01/05                               219,842

 100,000    New Jersey Economic Development Authority, Parking
              Facility Improvements, Elizabeth Development Project,
              (FGIC Insured) 5.200% due 10/15/08                         108,068

 100,000    New Jersey Building Authority Revenue, Refunding, General
              Improvement 4.500% due 06/15/04                            102,898

 200,000    New Jersey Enviromental Infrastructure, Sewer Improvements
              4.250% due 09/01/07(1)                                     203,086

 100,000    New Jersey Health Care Facilities Finance Authority
              Revenue, St Joseph's Hospital, Refunding 5.000% due
              07/01/03                                                   104,736

 400,000    New Jersey Health Care Facilities Finance Authority
              Revenue, Allegany Health, (MBIA Insured), Escrowed to
              Maturity 4.800% due 07/01/05                               418,740

  75,000    New Jersey Health Care Facilities Finance Authority
              Revenue, Refunding, Mountainside Hospital, (MBIA
              Insured) 4.600% due 07/01/00                                76,384

 200,000    New Jersey Health Care Facilities Finance Authority
              Revenue, Kennedy Health System Series A, (MBIA Insured)
              5.000% due 07/01/09                                        211,266

 350,000    New Jersey State Educational Facilities Authority Revenue,
              Higher Education Facilities Trust Fund - Series A,
              (AMBAC Insured) 5.125% due 09/01/07                        376,617

                  See Notes to Financial Statements.

                            THE GLENMEDE Portfolios
                           New Jersey Muni Portfolio
                    PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1998

  Face
 Amount                                                                  Value
-------                                                                  -----
Municipal Bonds -- (Continued)

$125,000    New Jersey State Educational Facilities Authority Revenue,
              Higher Education Equipment Leasing Fund -- Series A,
              (MBIA Insured) 5.000% due 09/01/00                        $128,429

            New Jersey State Educational Facilities Authority Revenue,
              Higher Education Facilities Trust Fund --
              Series A, (AMBAC Insured)
 100,000    5.120% due 09/01/02                                          105,084
 125,000    5.120% due 09/01/08                                          133,455

 175,000    New Jersey State Educational Facilities Authority Revenue,
              Kean University -- Series A, (AMBAC Insured) 4.000% due
              07/01/02                                                   177,079

 225,000    New Jersey State Educational Facilities Authority Revenue,
              Princeton University -- Series A 5.500% due 07/01/05       243,020

 200,000    New Jersey State Educational Facilities Authority Revenue,
              Higher Education Technology -- Series A 4.400% due
              09/01/06                                                   205,300

 100,000    New Jersey State Educational Facilities Authority Revenue,
              Refunding -- Ramapo College -- Series E, (MBIA Insued)
              4.800% due 07/01/01                                        102,998

 250,000    New Jersey State Highway Authority Garden State Parkway
              General Revenue, Highway Revenue Tolls 6.100% due
              01/01/06                                                   270,970

 250,000    New Jersey State Highway Authority Garden State Parkway
              General Revenue, Highway Revenue Tolls, (AMBAC Insured)
              6.150% due 01/01/07                                        271,340

  50,000    New Jersey State Housing Finance Agency Revenue,
              Refunding, (HUD Section 236) 5.650% due 11/01/00            50,074

 150,000    New Jersey State Housing and Mortgage Finance Agency
              Revenue, Home Buyer -- Series P, (MBIA Insured) 5.050%
              due 04/01/07                                               157,191

                  See Notes to Financial Statements.

                            THE GLENMEDE Portfolios
                           New Jersey Muni Portfolio
                    PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1998

  Face
 Amount                                                                  Value
-------                                                                  -----
Municipal Bonds -- (Continued)

$200,000    New Jersey State Housing and Mortgage Finance Agency
              Revenue, Local or Guaranteed Housing -- Series A, (HUD
              Section 8) 6.500% due 11/01/03                            $214,700

            New Jersey State Transportation Trust Fund Authority,
              Transportation System - Series A, Escrowed to
              Maturity, (FSA Insured)
 150,000    5.300% due 12/15/01                                          157,431
 100,000    4.750% due 06/15/03                                          104,077

 165,000    New Jersey State Transportation Trust Fund Authority,
              Transportation System - Series A, (MBIA Insured) 4.750%
              due 12/15/07                                               173,217

 200,000    New Jersey State Transportation Trust Fund Authority,
              Transportation System - Series B, (MBIA Insured) 5.000%
              due 06/15/04                                               211,110

 250,000    New Jersey State Turnpike Authority, Turnpike Revenue,
              Series A, (MBIA Insured) 5.900% due 01/01/04               268,947

 250,000    New Jersey State, General Obligation Unlimited, Refunding
              - Series C 6.500% due 01/15/03                             254,157

 100,000    New Jersey State, General Obligation Unlimited, Refunding
              - Series D 5.100% due 02/15/00                             102,196

   5,000    New Jersey Wastewater Treatment Trust - Unrefunded - Series
              A 6.000% due 07/01/09                                        5,371

 140,000    New Jersey Wastewater Treatment Trust -Series A,
              Prerefunded 7/1/01 @ 102 6.000% due 07/01/09               150,979

 125,000    New Jersey Wastewater Treatment Trust - Refunding --
              Series C, (MBIA Insured) 6.250% due 05/15/03               137,909

 250,000    Ocean County, NJ, General Obligation Unlimited 4.875% due
              12/15/09(2)                                                263,603

                  See Notes to Financial Statements.

                            THE GLENMEDE Portfolios
                           New Jersey Muni Portfolio
                    PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1998

  Face
 Amount                                                                  Value
-------                                                                  -----
MUNICIPAL BONDS -- (Continued)
$100,000    Ocean County, NJ, General Improvement, General Obligation
              Unlimited, Prerefunded 7/1/04 @ 102 5.650% due 07/01/06   $109,995

  85,000    Ocean County, NJ, Utility Authority, Wastewater Revenue,
              Refunding 5.000% due 01/01/05                               89,745

 250,000    Ocean Township, NJ, Sewer Authority, Revenue Bonds -
              Series B, (FGIC Insured) 6.000% due 12/01/07               274,133

 200,000    Park Ridge, NJ, General Obligation Unlimited 5.600% due
              11/01/03                                                   217,210

 100,000    Passaic County, NJ, General Obligation Unlimited,
              Refunding, (MBIA Insured) 4.625% due 09/01/09              102,539

 100,000    Passaic Valley, NJ, General Obligation Unlimited, (FGIC
              Insured) 5.125% due 09/01/08(2)                            105,523

 270,000    Passaic Valley, NJ, General Obligation Unlimited, (FSA
              Insured) 5.000% due 11/15/04(2)                            285,250

 100,000    Passaic Valley, NJ, Sewer Commission, Sewer System --
              Series D, (AMBAC Insured) 5.750% due 12/01/09              108,519

 200,000    Pemberton Twp, NJ, Refunding, General Obligation
              Unlimited, (AMBAC Insured) 4.550% due 09/15/01             205,898

 130,000    Perth Amboy, NJ, General Obligation Unlimited, (MBIA
              Insured), Prerefunded 3/1/04 @ 102 6.200% due 08/01/06     147,347

  60,000    Pleasantville, NJ, Sewer Utility, (MBIA Insured) 7.875%
              due 10/15/00                                                60,226

 300,000    Rutgers State University, NJ, Refunding - Series S 5.250%
              due 05/01/07                                               316,017

            South Brunswick Township, NJ, General Obligation
              Unlimited, (MBIA Insured)
 135,000    5.250% due 10/01/03                                          143,953
 130,000    5.350% due 04/01/06                                          136,646

                  See Notes to Financial Statements.

                            THE GLENMEDE Portfolios
                           New Jersey Muni Portfolio
                    PORTFOLIO OF INVESTMENTS -- (Concluded)
                                October 31, 1998

  Face
 Amount                                                                  Value
-------                                                                  -----
MUNICIPAL BONDS -- (Concluded)
$250,000    Southern Regional High School District, General Obligation
              Unlimited, (MBIA Insured) 5.400% due 09/01/04            $ 269,933

 160,000    Sparta Township, NJ, School District, General Obligation
              Unlimited, (MBIA Insured) 5.750% due 09/01/04              175,658

 100,000    Surf City, NJ, General Obligation Unlimited, (MBIA
              Insured) 5.150% due 01/15/06                               106,409

  85,000    Tewksbury Twp, NJ, Board of Education, General Obligation
              Unlimited, (FSA Insured) 5.000% due 01/15/02                88,624

 150,000    Vineland, NJ, General Improvement, General Obligation
              Unlimited, (FGIC Insured) 4.700% due 03/01/01              153,861

 100,000    West Orange, NJ, General Obligation Unlimited 5.100% due
              01/01/05                                                   106,012

            West Windsor Township, NJ, General Obligation
              Unlimited, Refunding
 280,000    4.000% due 07/15/06                                          279,801
 250,000    4.500% due 07/15/07                                          257,618

 350,000    Western Monmouth Utilities Authority, NJ, Revenue, Series
              A, (AMBAC Insured) 5.250% due 02/01/09                     374,378

 100,000    Woodbridge Township, NJ, General Obligation Unlimited,
              Refunding, (FGIC Insured)(1) 4.000% due 08/15/06            99,995
                                                                       ---------

TOTAL INVESTMENTS (Cost $16,385,923)(3)              97.3%          $ 17,023,626

OTHER ASSETS IN EXCESS OF LIABILITIES                 2.7                467,890
                                                    -----           ------------
NET ASSETS                                          100.0%          $ 17,491,516
                                                    =====           ============
--------------------

(1) When issued security.
(2) Security segregated as collateral for when issued security.
(3) Aggregate cost for federal tax purposes was $16,386,484.

Insurance Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance Inc.
MBIA --- Municipal Bond Investors Assurance
THE GLENMEDE PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES

                  See Notes to Financial Statements.

                            THE GLENMEDE Portfolios
                       STATEMENT OF ASSETS AND LIABILITIES
                       For the year ended October 31, 1998

                                                                     New Jersey
                                                                      Municipal
                                                                      Portfolio
                                                                     ----------
Assets:
     Investments, at value (Cost $16,385,923)                       $17,023,626
     Cash                                                               797,957
     Dividends and/or interest receivable                               234,698
     Prepaid expenses                                                       308
                                                                    -----------
       Total Assets                                                  18,056,589
                                                                    -----------
Liabilities:
     Payable for investment securities purchased                        550,363
     Administration fee payable                                             446
     Accrued expenses and other payables                                 14,264
                                                                    -----------
       Total Liabilities                                                565,073
                                                                    -----------
Net Assets                                                          $17,491,516
                                                                    -----------
Net Assets consist of:

     Par value                                                      $     1,677
     Paid-in capital in excess of par value                          16,885,150
     Undistributed net investment income                                 59,231
     Accumulated net realized (loss) on investments                     (92,245)
     Net unrealized appreciation of investments                         637,703
                                                                    -----------
       Total Net Assets                                             $17,491,516
                                                                    ===========
       Net Asset Value, Offering and Redemption Price Per Share of
         Beneficial Interest Outstanding ($17,491,516 divided by
         1,677,398 shares outstanding)                              $     10.43
                                                                    ===========

                  See Notes to Financial Statements.

                       THE GLENMEDE Portfolios
                    Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES

     The Glenmede Portfolios (the "Fund") is an investment company that was organized as a Massachusetts business trust on march 3, 1992 and is registered with the Securities and Exchange Commission under the investment company act of 1940 as an open-end management investment company. as of october 31, 1998, the fund offered shares of two Subtrusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the "Portfolios"). the following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

     PORTFOLIO VALUATION: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the Advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts when appropriate.

     Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. interest income is not earned or accrued until settlement date. the portfolio instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchased commitments. When-issued purchase committments involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid the 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains of various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

                             THE GLENMEDE Portfolios
                  Notes to Financial Statements -- (Continued)

     FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no Federal income tax provision is required. The portfolios may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

     The Glenmede Trust Company (the "Advisor") provides investment advisory services to the Fund. The Advisor does not receive a fee from the Portfolios for its investment advisory services. However, each Portfolio pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee based on the combined aggregate average daily net assets of the Fund and The Glenmede Fund, Inc., an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies"). This fee is computed daily and paid monthly at the following annual rates: 0.12% of the first $100 million, 0.08% of the next $150 million, 0.04% of the next $500 million and 0.03% of the amount in excess of $750 million. This fee is allocated to each Portfolio based on its relative net assets.

     The Fund pays each Board member, other than Mr. Church, an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

3. PURCHASES AND SALES OF SECURITIES

     For the year ended October 31, 1998, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:

Portfolio                                    Purchases           Sales
---------                                    ---------           -----
Muni Intermediate Portfolio                 $4,028,365        $ 3,559,394
New Jersey Muni Portfolio                    6,879,587          1,882,982

                             THE GLENMEDE Portfolios
                  Notes to Financial Statements -- (Continued)

     On October 31, 1998, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio                                  Appreciation     Depreciation
---------                                  ------------     ------------
Muni Intermediate Portfolio                  $795,623         $11,156
New Jersey Muni Portfolio                     643,014           5,311

4. SHARES OF BENEFICIAL INTEREST

     The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

                            Year Ended                 Year Ended
                             10/31/98                   10/31/97
                       ---------------------       --------------------
                       Shares         Amount       Shares        Amount
                       ------         ------       ------        ------
MUNI INTERMEDIATE PORTFOLIO:
     Sold              349,623    $ 3,657,100      440,883     $ 4,529,900
     Redeemed         (306,643)    (3,199,213)    (392,272)     (4,031,641)
                      --------    -----------     --------     -----------
     Net increase       42,980    $   457,887       48,611     $   498,259
                      ========    ===========     ========     ===========

NEW JERSEY MUNI PORTFOLIO:

     Sold              711,528    $ 7,319,600      576,081     $ 5,766,400
     Redeemed         (221,997)    (2,277,573)    (144,674)     (1,450,201)
                      --------    -----------     --------     -----------
Net increase           489,531    $ 5,042,027      431,407     $ 4,316,199
                      ========    ===========     ========     ===========

5. CAPITAL LOSS CARRYFORWARD

     On October 31, 1998, the following Portfolios had available capital loss carryforwards to offset future net capital gains through the indicated expiration dates as follows:

                                  Expiring   Expiring  Expiring  Expiring  Expiring
Portfolio                          in 2002    in 2003   in 2004   in 2005   in 2006
---------                         --------   --------  --------  --------  --------
Muni Intermediate Portfolio       $188,697   $549,436   $ 2,107   $42,723       --
New Jersey Muni Portfolio           56,594     21,708    11,660        --    1,721

6. CONCENTRATION OF CREDIT

     The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not

                             THE GLENMEDE Portfolios
                  Notes to Financial Statements -- (Concluded)


concentrated in these issuers to the same extent. As of October 31, 1998, the Muni Intermediate Portfolio maintained all of its investments in debt obligations issued by the Commonwealth of Pennsylvania and its political subdivisions and the New Jersey Muni Portfolio maintained a majority of its investments in debt obligations issued by the State of New Jersey and its political subdivisions.

7. NET ASSETS

     On October 31, 1998, net assets consisted of:


                                                        Muni            New Jersey
                                                    Intermediate           Muni
                                                      Portfolio          Portfolio
                                                    ------------        ----------
Par Value                                           $      1,891       $      1,677
Paid in Capital in excess of par value                19,890,381         16,885,150
Undistributed net investment income                       81,531             59,231
Accumulated net realized loss on investments            (783,261)           (92,245)
Net unrealized appreciation or depreciation of
investments                                              784,467            637,703
                                                    ------------       ------------
Total Net Assets                                    $ 19,975,009       $ 17,491,516
                                                    ============       ============

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of The Glenmede Portfolios:

In our opinion, the accompanying statement of net assets and statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Muni Intermediate Portfolio and New Jersey Muni Portfolio (comprising The Glenmede Portfolios, hereafter referred to as the "Portfolios") at October 31, 1998, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
December 11, 1998

--------------------------------------------------------------------------------

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                          Tax Information (Unaudited)
                      for the Year Ended October 31, 1998

     Of the dividends paid by the Muni Intermediate Portfolio from net investment income for the year ended October 31, 1998, 100% is tax-exempt for regular Federal income taxes and Pennsylvania taxes.

     Of the dividends paid by the New Jersey Muni Portfolio from net investment income for the year ended October 31, 1998, 100% is tax-exempt for regular Federal income taxes and New Jersey taxes.

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              The Glenmede Fund, Inc. and The Glenmede Portfolios
                        Officers and Directors/Trustees

John W. Church, Jr.
  Chairman,
  Director/Trustee

H. Franklin Allen, Ph.D.
  Director/Trustee

Willard S. Boothby, Jr.
  Director/Trustee

Frank J. Palamara
  Director/Trustee

G. Thompson Pew, Jr.
  Director/Trustee



Mary Ann B. Wirts
  President

Kimberly C. Osborne
  Executive Vice President

Michael P. Malloy
  Secretary

Joseph A. Finelli
  Treasurer

Edward J. Veilleux
  Assistant Secretary



INVESTMENT ADVISOR
   The Glenmede Trust Company
   One Liberty Place
   1650 Market Street, Suite 1200
   Philadelphia, Pennsylvania 19103

ADMINISTRATOR
   Investment Company Capital Corp.
   P.O. Box 515
   Baltimore, Maryland 21203

CUSTODIAN
   The Chase Manhattan Bank, N.A.
   3 Chase Metrotech Center
   Brooklyn, NY 11245

LEGAL COUNSEL
   Drinker Biddle & Reath LLP
   Philadelphia National Bank Bldg.
   1345 Chestnut Street
   Philadelphia, Pennsylvania 19107

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   250 West Pratt Street
   Baltimore, Maryland 21201



INVESTMENT SUB-ADVISOR
   (for Emerging Markets Portfolio)
   Pictet International Management Limited
   Cutlers Garden
   5 Devonshire Square
   London, United Kingdom EC2M 4LD

DISTRIBUTOR
   ICC Distributors, Inc.
   Two Portland Square
   Portland, Maine 04101


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The report is submitted for the general information of the shareholders of The
Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.